UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2017

Item 1. Reports to Stockholders.

Annual Report

May 31, 2017

TIAA-CREF Lifecycle Funds

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

Lifecycle Retirement	Lifecycle 2025 Fund	Lifecycle 2050 Fund
Income Fund	Lifecycle 2030 Fund	Lifecycle 2055 Fund
Lifecycle 2010 Fund	Lifecycle 2035 Fund	Lifecycle 2060 Fund
Lifecycle 2015 Fund	Lifecycle 2040 Fund
Lifecycle 2020 Fund	Lifecycle 2045 Fund

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your Lifecycle Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying funds in which each fund had investments as of May 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	3

Letter to investors

Global stock markets delivered double-digit returns during the twelve-month period, as signs of economic growth in the United States and other parts of the world, notably in Europe, stimulated a robust environment for equity investments. By comparison, U.S. fixed-income securities produced only low single-digit returns as their prices were dampened by rising interest rates. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Funds delivered positive total returns and outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for Retirement Class shares ranged from 8.8% for the Retirement Income Fund to 17.2% for the Lifecycle 2060 Fund.
•	These positive results continue to support the solid performance of the TIAA-CREF Lifecycle Funds over longer periods of time.

Stock markets rise amid signs of economic growth

For the twelve-month period, the broad U.S. stock market, as represented by the Russell 3000® Index, gained 17.7%. The U.S. economy delivered solid growth during the period, with inflation remaining stable and labor markets strengthening. Given this underlying economic strength, the Federal Reserve raised its federal funds target rate twice during the period, first in December 2016 and again in March 2017. The U.S. presidential election was a catalyst for stock prices as investors anticipated new government policies that might further stimulate the economy.

Signs of growing economic strength in other parts of the world, particularly in Europe, helped global stock prices to advance. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid-and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries, advanced 18.0%. Meanwhile, stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

Returns for U.S. investment-grade bonds were more muted, as investors faced the prospect of rising interest rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.6% for the period.

4	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Brad Finkle

Keep calm and carry on

No one can predict the future with absolute certainty. Instead, as Indian statesman Mohandas Gandhi once said, “The future depends on what you do today.” Saving for the retirement phase of one’s life can be a daunting process, even when the underpinnings of the financial markets seem stable, for circumstances can—and do—change.

TIAA-CREF Lifecycle Funds’ investment strategies are built around the realization that financial markets inevitably do change over time. The investment approach of these funds, with its dynamic diversification strategies and disciplined investment management stewardship, aims to help investors to “keep calm and carry on”—to use a famous British expression—in both the accumulation and distribution phases of their retirement savings efforts.

If you have questions or concerns about your investments, please consult with your financial advisor or call a TIAA financial consultant at 800-842-2252. We will be more than happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	5

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 42 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests across the equity and fixed-income asset classes. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI)* (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries. The index is a free-float adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed- and emerging-markets countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	On February 1, 2017, the international equity component of the Funds’ composite benchmarks was changed from the MSCI ACWI (All World Country Index) ex USA Index to the MSCI ACWI ex USA Investable Market Index (IMI).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 9 through 15, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2016–May 31, 2017).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Expense examples

Six months ended May 31, 2017

Lifecycle Funds Institutional Class	Beginning account value (12/1/16)	Ending account value (5/31/17)	Expenses paid during period* (12/1/16–5/31/17)	Effective expenses paid during period† (12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,066.95	$0.00	$1.91
5% annual hypothetical return	1,000.00	1,024.93	0.00	1.87
2010 Fund actual return	1,000.00	1,071.37	0.00	1.96
5% annual hypothetical return	1,000.00	1,024.93	0.00	1.92
2015 Fund actual return	1,000.00	1,077.03	0.00	1.97
5% annual hypothetical return	1,000.00	1,024.93	0.00	1.92
2020 Fund actual return	1,000.00	1,084.61	0.00	2.08
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.02
2025 Fund actual return	1,000.00	1,093.08	0.00	2.14
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.07
2030 Fund actual return	1,000.00	1,100.78	0.00	2.20
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.12
2035 Fund actual return	1,000.00	1,108.88	0.00	2.26
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.17
2040 Fund actual return	1,000.00	1,116.81	0.00	2.27
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.17
2045 Fund actual return	1,000.00	1,120.16	0.00	2.33
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.22
2050 Fund actual return	1,000.00	1,121.21	0.00	2.33
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.22
2055 Fund actual return	1,000.00	1,122.59	0.00	2.33
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.22
2060 Fund actual return	1,000.00	1,122.14	0.00	2.33
5% annual hypothetical return	1,000.00	1,024.93	0.00	2.22

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	9

Important information about expenses

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.37% for the Retirement Income Fund; 0.38% for the 2010 and 2015 Funds; 0.40% for the 2020 Fund; 0.41% for the 2025 Fund; 0.42% for the 2030 Fund; 0.43% for the 2035 and 2040 Funds; and 0.44% for the 2045, 2050, 2055 and 2060 Funds.

Expense examples

Six months ended May 31, 2017

Lifecycle Funds Advisor Class	Beginning account value (12/1/16)	Ending account value (5/31/17)	Expenses paid during period* (12/1/16–5/31/17)	Effective expenses paid during period† (12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,067.77	$0.05	$2.01
5% annual hypothetical return	1,000.00	1,024.88	0.05	1.97
2010 Fund actual return	1,000.00	1,070.25	0.10	2.01
5% annual hypothetical return	1,000.00	1,024.83	0.10	1.97
2015 Fund actual return	1,000.00	1,075.79	0.21	2.23
5% annual hypothetical return	1,000.00	1,024.73	0.20	2.17
2020 Fund actual return	1,000.00	1,083.39	0.05	2.13
5% annual hypothetical return	1,000.00	1,024.88	0.05	2.07
2025 Fund actual return	1,000.00	1,092.79	0.21	2.30
5% annual hypothetical return	1,000.00	1,024.73	0.20	2.22
2030 Fund actual return	1,000.00	1,101.69	0.10	2.25
5% annual hypothetical return	1,000.00	1,024.83	0.10	2.17
2035 Fund actual return	1,000.00	1,108.83	0.11	2.31
5% annual hypothetical return	1,000.00	1,024.83	0.10	2.22
2040 Fund actual return	1,000.00	1,116.69	0.11	2.37
5% annual hypothetical return	1,000.00	1,024.83	0.10	2.27
2045 Fund actual return	1,000.00	1,120.00	0.05	2.38
5% annual hypothetical return	1,000.00	1,024.88	0.05	2.27
2050 Fund actual return	1,000.00	1,121.04	0.05	2.38
5% annual hypothetical return	1,000.00	1,024.88	0.05	2.27
2055 Fund actual return	1,000.00	1,122.40	0.11	2.43
5% annual hypothetical return	1,000.00	1,024.83	0.10	2.32
2060 Fund actual return	1,000.00	1,121.95	0.16	2.49
5% annual hypothetical return	1,000.00	1,024.78	0.15	2.37

10	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the Retirement Income, 2020, 2045 and 2050 Funds; 0.02% for the 2010, 2030, 2035, 2040 and 2055 Funds; 0.03% for the 2060 Fund; and 0.04% for the 2015 and 2025 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.39% for the Retirement Income and 2010 Funds; 0.41% for the 2020 Fund; 0.43% for the 2015 and 2030 Funds; 0.44% for the 2025 and 2035 Funds; 0.45% for the 2040, 2045 and 2050 Fund; 0.46% for the 2055 Fund; and 0.47% for the 2060 Fund.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2017

	Beginning	Ending		Effective
	account	account	Expenses paid	expenses paid
Lifecycle Funds	value	value	during period*	during period†
Premier Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)	(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,067.18	$0.77	$2.68
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.62
2010 Fund actual return	1,000.00	1,069.97	0.77	2.74
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.67
2015 Fund actual return	1,000.00	1,075.85	0.78	2.74
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.67
2020 Fund actual return	1,000.00	1,083.28	0.78	2.86
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.77
2025 Fund actual return	1,000.00	1,091.92	0.78	2.92
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.82
2030 Fund actual return	1,000.00	1,099.72	0.79	2.98
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.87
2035 Fund actual return	1,000.00	1,108.82	0.79	3.05
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.92
2040 Fund actual return	1,000.00	1,115.62	0.79	3.06
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.92
2045 Fund actual return	1,000.00	1,119.23	0.79	3.12
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.97
2050 Fund actual return	1,000.00	1,120.33	0.79	3.12
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.97
2055 Fund actual return	1,000.00	1,120.84	0.79	3.12
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.97
2060 Fund actual return	1,000.00	1,122.09	0.79	3.12
5% annual hypothetical return	1,000.00	1,024.18	0.76	2.97

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any

12	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.52% for the Retirement Income Fund; 0.53% for the 2010 and 2015 Funds; 0.55% for the 2020 Fund; 0.56% for the 2025 Fund; 0.57% for the 2030 Fund; 0.58% for the 2035 and 2040 Funds; and 0.59% for the 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	13

Important information about expenses

Expense examples

Six months ended May 31, 2017

	Beginning	Ending		Effective
	account	account	Expenses paid	expenses paid
Lifecycle Funds	value	value	during period*	during period†
Retirement Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)	(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,066.75	$1.29	$3.19
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.13
2010 Fund actual return	1,000.00	1,069.74	1.29	3.25
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.18
2015 Fund actual return	1,000.00	1,074.79	1.29	3.26
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.18
2020 Fund actual return	1,000.00	1,082.53	1.30	3.37
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.28
2025 Fund actual return	1,000.00	1,090.86	1.30	3.44
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.33
2030 Fund actual return	1,000.00	1,099.58	1.31	3.51
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.38
2035 Fund actual return	1,000.00	1,108.12	1.31	3.57
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.43
2040 Fund actual return	1,000.00	1,115.12	1.32	3.59
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.43
2045 Fund actual return	1,000.00	1,118.50	1.32	3.64
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.48
2050 Fund actual return	1,000.00	1,118.67	1.32	3.64
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.48
2055 Fund actual return	1,000.00	1,120.71	1.32	3.65
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.48
2060 Fund actual return	1,000.00	1,121.52	1.32	3.65
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.48

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any

14	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.62% for the Retirement Income Fund; 0.63% for the 2010 and 2015 Funds; 0.65% for the 2020 Fund; 0.66% for the 2025 Fund; 0.67% for the 2030 Fund; 0.68% for the 2035 and 2040 Funds; and 0.69% for the 2045, 2050, 2055 and 2060 Funds.

Expense example

Six months ended May 31, 2017

	Beginning	Ending		Effective
	account	account	Expenses paid	expenses paid
Lifecycle Funds	value	value	during period*	during period†
Retail Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)	(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,066.66	$1.29	$3.19
5% annual hypothetical return	1,000.00	1,023.68	1.26	3.13

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.62% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	15

Investment results of the Lifecycle Funds

Performance for the twelve months ended May 31, 2017

For the twelve-month reporting period, all twelve TIAA-CREF Lifecycle Funds delivered positive total returns and outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from 8.84% for the Retirement Income Fund to 17.23% for the Lifecycle 2060 Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.17 of a percentage point for the Lifecycle 2060 Fund to 0.92 of a percentage point for the Lifecycle 2010 Fund and the Retirement Income Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

Stock markets rise amid signs of economic growth

The U.S. economy delivered stronger growth early in the reporting period, expanding by 3.5% in the third quarter of 2016. The pace of growth slowed later in the period, but unemployment declined to 4.3% in May—the lowest level in more than a decade. Inflation remained stable with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended May 31, 2017. Oil prices began the period at $49 and ended May at just slightly below this level.

Evidence of stronger labor markets and stable inflation led the Federal Reserve to raise the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. U.S. elections were a catalyst for stock prices as investors anticipated new government policies to further stimulate the economy. Signs of growing economic strength in other parts of the world, particularly Europe, helped advance global stock prices.

For the twelve-month period, the Russell 3000®Index, a broad measure of the U.S. stock market, gained 17.69%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries, advanced 17.97% in U.S.-dollar terms. Stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

U.S. investment-grade bond investors faced the prospect of rising interest rates as the Fed began to slowly reverse its monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.58% for the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, returned 0.99%.

16	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Most funds post strong gains as U.S. and foreign equities advance

Each Lifecycle Fund covered in this report recorded positive returns for the period, as most equity funds delivered double-digit gains. The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by higher prices for stocks and gains by riskier fixed-income securities. The Small-Cap Equity Fund and the Enhanced Large-Cap Growth Index Fund were the best performers within U.S. equities. The Emerging Markets Equity Fund produced the best absolute return among international equities. Within fixed income, the High-Yield Fund and the Emerging Markets Debt Fund posted the largest absolute returns.

Stocks and bonds both boost relative performance

Each Lifecycle Fund outperformed its composite benchmark primarily as a result of the performance of several underlying TIAA-CREF funds that invest in stocks and bonds. Two fixed-income funds, the Bond Fund and the Bond Plus Fund, contributed the most to relative performance, respectively. In the equity asset class, the Emerging Markets Equity Fund and the Large-Cap Value Fund were the biggest relative contributors.

Those gains were offset in part by the detracting impact of the Large-Cap Growth Fund, followed by the Enhanced Large-Cap Value Index Fund—these two funds had the largest negative effect, on average, on the Lifecycle Funds’ returns relative to their respective benchmarks.

The Lifecycle Funds with larger allocations to stocks posted bigger gains. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with at least 85% of their assets invested in equities at period-end, gained as much as 17.23%. By comparison, the Retirement Income Fund, with about 60% of its portfolio invested in fixed-income funds and 40% in equity funds and direct real estate at period-end, earned 8.84%. (Returns of the Lifecycle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	17

Lifecycle Retirement Income Fund

Performance as of May 31, 2017

Lifecycle Retirement Income Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception		since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TLRIX	11/30/07	9.09%	6.85%		4.92%		0.52	0.37%
Advisor Class	TLRHX	12/4/15	9.07	6.69	†	4.71	†	0.60	0.45
Premier Class	TPILX	9/30/09	8.93	6.72		4.76	†	0.67	0.52
Retirement Class	TLIRX	11/30/07	8.84	6.60		4.67		0.77	0.62
Retail Class	TLRRX	11/30/07	8.82	6.60		4.73		0.80	0.62
Retirement Income Fund Composite Index‡		—	7.92	6.34		4.91	§	—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.13	§	—	—
Russell 3000® Index		—	17.69	15.26		7.69	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI ACWI ex USA IMI Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

18	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	26.84%	26.25%
International equity	12.01	11.25
Fixed income
Fixed income	39.79	40.00
Short-term fixed income	10.47	10.00
Inflation-protected assets	8.97	10.00
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.08	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	19

Lifecycle 2010 Fund

Performance as of May 31, 2017

Lifecycle 2010 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TCTIX	1/17/07	9.59%	7.61%		4.81%		0.49%	0.37%
Advisor Class	TCLHX	12/4/15	9.57	7.40	†	4.59	†	0.57	0.45
Premier Class	TCTPX	9/30/09	9.45	7.45		4.63	†	0.64	0.52
Retirement Class	TCLEX	10/15/04	9.42	7.35		4.56		0.74	0.62
2010 Fund Composite Index‡		—	8.50	7.12		4.65		—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—
Russell 3000® Index		—	17.69	15.26		6.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2010 Fund Composite Index consisted of: 39.4% Bloomberg Barclays U.S. Aggregate Bond Index; 30.1% Russell 3000 Index; 12.9% MSCI ACWI ex USA IMI Index; 8.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

20	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	29.02%	28.35%
International equity	12.96	12.15
Fixed income
Fixed income	39.10	39.40
Short-term fixed income	9.21	8.80
Inflation-protected assets	7.70	8.80
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.17	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	21

Lifecycle 2015 Fund

Performance as of May 31, 2017

Lifecycle 2015 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception
	Ticker	date	1 year	5 years		10 years		gross	net
Institutional Class	TCNIX	1/17/07	10.51%	8.31%		4.80%		0.50%	0.38%
Advisor Class	TCNHX	12/4/15	10.38	8.10	†	4.56	†	0.58	0.46
Premier Class	TCFPX	9/30/09	10.28	8.13		4.60	†	0.65	0.53
Retirement Class	TCLIX	10/15/04	10.18	8.03		4.53		0.75	0.63
2015 Fund Composite Index‡		—	9.32	7.86		4.62		—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—
Russell 3000® Index		—	17.69	15.26		6.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2015 Fund Composite Index consisted of: 38.4% Bloomberg Barclays U.S. Aggregate Bond Index; 33.6% Russell 3000 Index; 14.4% MSCI ACWI ex USA IMI Index; 6.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

22	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	32.51%	31.85%
International equity	14.46	13.65
Fixed income
Fixed income	38.13	38.40
Short-term fixed income	7.22	6.80
Inflation-protected assets	5.72	6.80
Direct real estate	1.85	2.50
Other assets & liabilities, net	0.11	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	23

Lifecycle 2020 Fund

Performance as of May 31, 2017

Lifecycle 2020 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TCWIX	1/17/07	11.57%	9.20%		4.80%		0.52%	0.40%
Advisor Class	TCWHX	12/4/15	11.56	8.99	†	4.56	†	0.60	0.48
Premier Class	TCWPX	9/30/09	11.44	9.04		4.62	†	0.67	0.55
Retirement Class	TCLTX	10/15/04	11.33	8.92		4.53		0.77	0.65
2020 Fund Composite Index‡		—	10.49	8.79		4.65		—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		6.96		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2020 Fund Composite Index consisted of: 38.4% Russell 3000 Index; 35.5% Bloomberg Barclays U.S. Aggregate Bond Index; 16.5% MSCI ACWI ex USA IMI Index; 4.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

24	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	37.45%	36.82%
International equity	16.60	15.78
Fixed income
Fixed income	35.02	35.30
Short-term fixed income	5.23	4.80
Inflation-protected assets	3.74	4.80
Direct real estate	1.85	2.50
Other assets & liabilities, net	0.11	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	25

Lifecycle 2025 Fund

Performance as of May 31, 2017

Lifecycle 2025 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TCYIX	1/17/07	12.89%	10.11%		4.81%		0.53%	0.41%
Advisor Class	TCQHX	12/4/15	12.86	9.89	†	4.58	†	0.61	0.49
Premier Class	TCQPX	9/30/09	12.67	9.92		4.61	†	0.68	0.56
Retirement Class	TCLFX	10/15/04	12.60	9.82		4.55		0.78	0.66
2025 Fund Composite Index‡		—	11.81	9.75		4.69		—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		6.96		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2025 Fund Composite Index consisted of: 44.0% Russell 3000 Index; 31.5% Bloomberg Barclays U.S. Aggregate Bond Index; 18.9% MSCI ACWI ex USA IMI Index; 2.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

26	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	43.27%	42.77%
International equity	19.13	18.33
Fixed income
Fixed income	30.69	30.80
Short-term fixed income	3.25	2.80
Inflation-protected assets	1.74	2.80
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.08	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	27

Lifecycle 2030 Fund

Performance as of May 31, 2017

Lifecycle 2030 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TCRIX	1/17/07	14.06%	10.95%		4.76%		0.54%	0.42%
Advisor Class	TCHHX	12/4/15	14.15	10.75	†	4.54	†	0.62	0.50
Premier Class	TCHPX	9/30/09	13.85	10.76		4.57	†	0.69	0.57
Retirement Class	TCLNX	10/15/04	13.83	10.68		4.51		0.79	0.67
2030 Fund Composite Index‡		—	13.15	10.70		4.72		—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		6.96		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2030 Fund Composite Index consisted of: 49.6% Russell 3000 Index; 27.5% Bloomberg Barclays U.S. Aggregate Bond Index; 21.3% MSCI ACWI ex USA IMI Index; 0.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

28	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2030 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	49.12%	48.72%
International equity	21.66	20.88
Fixed income
Fixed income	25.80	26.30
Short-term fixed income	0.76	0.80
Inflation-protected assets	0.74	0.80
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.08	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	29

Lifecycle 2035 Fund

Performance as of May 31, 2017

Lifecycle 2035 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TCIIX	1/17/07	15.36%	11.74%		4.92%		0.55%	0.43%
Advisor Class	TCYHX	12/4/15	15.24	11.50	†	4.69	†	0.63	0.51
Premier Class	TCYPX	9/30/09	15.25	11.56		4.75	†	0.70	0.58
Retirement Class	TCLRX	10/15/04	15.10	11.44		4.66		0.80	0.68
2035 Fund Composite Index‡		—	14.50	11.59		4.94		—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		6.96		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2035 Fund Composite Index consisted of: 55.2% Russell 3000 Index; 23.7% MSCI ACWI ex USA IMI Index; and 21.1% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

30	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	54.90%	54.67%
International equity	24.16	23.43
Fixed income	18.94	19.40
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	31

Lifecycle 2040 Fund

Performance as of May 31, 2017

Lifecycle 2040 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TCOIX	1/17/07	16.65%	12.22%		5.15%		0.55%	0.44%
Advisor Class	TCZHX	12/4/15	16.52	12.01	†	4.91	†	0.63	0.52
Premier Class	TCZPX	9/30/09	16.30	12.05		4.96	†	0.70	0.59
Retirement Class	TCLOX	10/15/04	16.29	11.93		4.88		0.80	0.69
2040 Fund Composite Index‡		—	15.87	12.16		5.19		—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		6.96		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.46		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2040 Fund Composite Index consisted of: 60.8% Russell 3000 Index; 26.1% MSCI ACWI ex USA IMI Index; and 13.1% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

32	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2040 Fund

$10,000 over 10 years

Retirement Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	60.72%	60.62%
International equity	26.69	25.98
Fixed income	10.61	10.90
Direct real estate	1.85	2.50
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	33

Lifecycle 2045 Fund

Performance as of May 31, 2017

Lifecycle 2045 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TTFIX	11/30/07	17.07%	12.31%		5.22%		0.57%	0.45%
Advisor Class	TTFHX	12/4/15	17.05	12.10	†	4.99	†	0.65	0.53
Premier Class	TTFPX	9/30/09	16.88	12.15		5.05	†	0.72	0.60
Retirement Class	TTFRX	11/30/07	16.82	12.04		4.96		0.82	0.70
2045 Fund Composite Index‡		—	16.41	12.29		5.68§		—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		7.69§		—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.13§		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2045 Fund Composite Index consisted of: 63.6% Russell 3000 Index; 27.2% MSCI ACWI ex USA IMI Index; and 9.2% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

34	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	63.48%	63.53%
International equity	27.85	27.22
Fixed income	6.70	6.75
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	35

Lifecycle 2050 Fund

Performance as of May 31, 2017

Lifecycle 2050 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TFTIX	11/30/07	17.29%	12.35%		5.23%		0.58%	0.45%
Advisor Class	TFTHX	12/4/15	17.27	12.14	†	4.99	†	0.66	0.53
Premier Class	TCLPX	9/30/09	16.99	12.19		5.04	†	0.73	0.60
Retirement Class	TLFRX	11/30/07	16.95	12.07		4.95		0.83	0.70
2050 Fund Composite Index‡		—	16.63	12.35		5.71	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		7.69	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		4.13	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Advisor and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
‡	As of the close of business on May 31, 2017, the 2050 Fund Composite Index consisted of: 64.4% Russell 3000 Index; 27.6% MSCI ACWI ex USA IMI Index; and 8.0% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	64.36%	64.40%
International equity	28.21	27.60
Fixed income	5.46	5.50
Direct real estate	1.84	2.50
Other assets & liabilities, net	0.13	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	37

Lifecycle 2055 Fund

Performance as of May 31, 2017

Lifecycle 2055 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TTRIX	4/29/11	17.43%	12.40%		8.59%		0.64%	0.45%
Advisor Class	TTRHX	12/4/15	17.41	12.19	†	8.38	†	0.72	0.53
Premier Class	TTRPX	4/29/11	17.27	12.23		8.42		0.79	0.60
Retirement Class	TTRLX	4/29/11	17.06	12.11		8.31		0.89	0.70
2055 Fund Composite Index‡		—	16.84	12.41		8.87	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		11.81	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.21	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the 2055 Fund Composite Index consisted of: 65.3% Russell 3000 Index; 28.0% MSCI ACWI ex USA IMI Index; and 6.7% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	65.23%	65.28%
International equity	28.50	27.97
Fixed income	4.28	4.25
Direct real estate	1.83	2.50
Other assets & liabilities, net	0.16	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	39

Lifecycle 2060 Fund

Performance as of May 31, 2017

Lifecycle 2060 Fund			Total	Average annual		Annual operating
			return	total return		expenses*#
		Inception		since fund
	Ticker	date	1 year	inception		gross	net
Institutional Class	TLXNX	9/26/14	17.52%	7.70%		1.60%	0.45%
Advisor Class	TLXHX	12/4/15	17.50	7.58	†	1.68	0.53
Premier Class	TLXPX	9/26/14	17.41	7.53		1.75	0.60
Retirement Class	TLXRX	9/26/14	17.23	7.44		1.85	0.70
2060 Fund Composite Index‡		—	17.06	7.51	§	—	—
Broad market indexes
Russell 3000®Index		—	17.69	9.62	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.78	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, and the waiver will remain in effect through September 30, 2019, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the 2060 Fund Composite Index consisted of: 66.1% Russell 3000 Index; 28.4% MSCI ACWI ex USA IMI Index; and 5.5% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

40	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2060 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	65.69%	66.15%
International equity	28.64	28.35
Fixed income	3.06	3.00
Direct real estate	1.80	2.50
Other assets & liabilities, net	0.81	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	41

Portfolio of investments

Lifecycle Retirement Income Fund  ■  May 31, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.8%
881,956	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $9,003,397)		$9,145,886	1.8%
		TOTAL DIRECT REAL ESTATE		9,145,886	1.8
FIXED INCOME—39.8%
9,784,068		TIAA-CREF Bond Fund		101,949,986	20.6
6,376,194		TIAA-CREF Bond Plus Fund		66,822,516	13.5
905,249		TIAA-CREF Emerging Markets Debt Fund		9,351,222	1.9
997,507		TIAA-CREF High-Yield Fund		9,865,343	2.0
931,700		TIAA-CREF International Bond Fund		9,065,443	1.8
		TOTAL FIXED INCOME		197,054,510	39.8
INFLATION-PROTECTED ASSETS—9.0%
3,854,383		TIAA-CREF Inflation-Linked Bond Fund		44,402,490	9.0
		TOTAL INFLATION-PROTECTED ASSETS		44,402,490	9.0
INTERNATIONAL EQUITY—12.0%
865,186		TIAA-CREF Emerging Markets Equity Fund		9,672,778	2.0
2,137,528		TIAA-CREF Enhanced International Equity Index Fund		16,587,214	3.3
1,062,308		TIAA-CREF International Equity Fund		12,885,790	2.6
1,050,511		TIAA-CREF International Opportunities Fund		12,311,984	2.5
692,534		TIAA-CREF International Small-Cap Equity Fund		8,026,472	1.6
		TOTAL INTERNATIONAL EQUITY		59,484,238	12.0
SHORT-TERM FIXED INCOME—10.5%
5,004,821		TIAA-CREF Short-Term Bond Fund		51,849,950	10.5
		TOTAL SHORT-TERM FIXED INCOME		51,849,950	10.5
U.S. EQUITY—26.8%
1,790,993		TIAA-CREF Enhanced Large-Cap Growth Index Fund		22,584,416	4.5
2,143,820		TIAA-CREF Enhanced Large-Cap Value Index Fund		21,223,815	4.3
2,063,508		TIAA-CREF Growth & Income Fund		27,506,561	5.5
1,388,635		TIAA-CREF Large-Cap Growth Fund		25,217,610	5.1
1,276,834		TIAA-CREF Large-Cap Value Fund		23,634,199	4.8
392,449		TIAA-CREF Small-Cap Equity Fund		7,330,953	1.5
494,277		TIAA-CREF Small/Mid-Cap Equity Fund		5,491,414	1.1
		TOTAL U.S. EQUITY		132,988,968	26.8
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $449,266,940)	494,926,042	99.9

		TOTAL PORTFOLIO	(Cost $449,266,940)	494,926,042	99.9
		OTHER ASSETS & LIABILITIES, NET		384,571	0.1
		NET ASSETS		$495,310,613	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $9,145,886 or 1.8% of net assets.

42	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2010 Fund  ■  May 31, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—1.8%
2,177,042	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $22,218,590)		$22,575,927	1.8%
		TOTAL DIRECT REAL ESTATE		22,575,927	1.8
FIXED INCOME—39.1%
23,781,907		TIAA-CREF Bond Fund		247,807,476	20.2
15,515,175		TIAA-CREF Bond Plus Fund		162,599,038	13.3
2,201,174		TIAA-CREF Emerging Markets Debt Fund		22,738,130	1.8
2,425,073		TIAA-CREF High-Yield Fund		23,983,974	2.0
2,262,297		TIAA-CREF International Bond Fund		22,012,148	1.8
		TOTAL FIXED INCOME		479,140,766	39.1
INFLATION-PROTECTED ASSETS—7.7%
8,192,414		TIAA-CREF Inflation-Linked Bond Fund		94,376,609	7.7
		TOTAL INFLATION-PROTECTED ASSETS		94,376,609	7.7
INTERNATIONAL EQUITY—13.0%
2,296,467		TIAA-CREF Emerging Markets Equity Fund		25,674,501	2.1
5,674,835		TIAA-CREF Enhanced International Equity Index Fund		44,036,721	3.6
2,842,208		TIAA-CREF International Equity Fund		34,475,989	2.8
2,809,199		TIAA-CREF International Opportunities Fund		32,923,815	2.7
1,853,084		TIAA-CREF International Small-Cap Equity Fund		21,477,238	1.8
		TOTAL INTERNATIONAL EQUITY		158,588,264	13.0
SHORT-TERM FIXED INCOME—9.2%
10,888,874		TIAA-CREF Short-Term Bond Fund		112,808,736	9.2
		TOTAL SHORT-TERM FIXED INCOME		112,808,736	9.2
U.S. EQUITY—29.0%
4,782,043		TIAA-CREF Enhanced Large-Cap Growth Index Fund		60,301,563	4.9
5,725,894		TIAA-CREF Enhanced Large-Cap Value Index Fund		56,686,349	4.6
5,517,441		TIAA-CREF Growth & Income Fund		73,547,484	6.0
3,713,913		TIAA-CREF Large-Cap Growth Fund		67,444,651	5.5
3,413,247		TIAA-CREF Large-Cap Value Fund		63,179,198	5.2
1,049,655		TIAA-CREF Small-Cap Equity Fund		19,607,549	1.6
1,321,627		TIAA-CREF Small/Mid-Cap Equity Fund		14,683,279	1.2
		TOTAL U.S. EQUITY		355,450,073	29.0
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,052,725,375)	1,222,940,375	99.8

		TOTAL PORTFOLIO	(Cost $1,052,725,375)	1,222,940,375	99.8
		OTHER ASSETS & LIABILITIES, NET		2,039,443	0.2
		NET ASSETS		$1,224,979,818	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $22,575,927 or 1.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	43

Portfolio of investments

Lifecycle 2015 Fund  ■  May 31, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.9%
3,432,780	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $35,045,047)		$35,597,933	1.9%
		TOTAL DIRECT REAL ESTATE		35,597,933	1.9
FIXED INCOME—38.1%
36,475,111		TIAA-CREF Bond Fund		380,070,654	19.7
23,831,844		TIAA-CREF Bond Plus Fund		249,757,722	13.0
3,377,634		TIAA-CREF Emerging Markets Debt Fund		34,890,958	1.8
3,721,886		TIAA-CREF High-Yield Fund		36,809,453	1.9
3,458,259		TIAA-CREF International Bond Fund		33,648,864	1.7
		TOTAL FIXED INCOME		735,177,651	38.1
INFLATION-PROTECTED ASSETS—5.7%
9,570,921		TIAA-CREF Inflation-Linked Bond Fund		110,257,015	5.7
		TOTAL INFLATION-PROTECTED ASSETS		110,257,015	5.7
INTERNATIONAL EQUITY—14.5%
4,011,613		TIAA-CREF Emerging Markets Equity Fund		44,849,831	2.3
9,941,011		TIAA-CREF Enhanced International Equity Index Fund		77,142,247	4.0
5,014,531		TIAA-CREF International Equity Fund		60,826,256	3.2
4,958,797		TIAA-CREF International Opportunities Fund		58,117,104	3.0
3,268,985		TIAA-CREF International Small-Cap Equity Fund		37,887,538	2.0
		TOTAL INTERNATIONAL EQUITY		278,822,976	14.5
SHORT-TERM FIXED INCOME—7.2%
13,441,398		TIAA-CREF Short-Term Bond Fund		139,252,881	7.2
		TOTAL SHORT-TERM FIXED INCOME		139,252,881	7.2
U.S. EQUITY—32.5%
8,420,997		TIAA-CREF Enhanced Large-Cap Growth Index Fund		106,188,774	5.5
10,077,488		TIAA-CREF Enhanced Large-Cap Value Index Fund		99,767,133	5.2
9,737,188		TIAA-CREF Growth & Income Fund		129,796,719	6.7
6,554,323		TIAA-CREF Large-Cap Growth Fund		119,026,511	6.2
6,025,633		TIAA-CREF Large-Cap Value Fund		111,534,466	5.8
1,852,351		TIAA-CREF Small-Cap Equity Fund		34,601,920	1.8
2,332,422		TIAA-CREF Small/Mid-Cap Equity Fund		25,913,203	1.3
		TOTAL U.S. EQUITY		626,828,726	32.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,852,535,476)	1,925,937,182	99.9

		TOTAL PORTFOLIO	(Cost $1,852,535,476)	1,925,937,182	99.9
		OTHER ASSETS & LIABILITIES, NET		2,063,968	0.1
		NET ASSETS		$1,928,001,150	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $35,597,933 or 1.9% of net assets.

44	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2020 Fund  ■  May 31, 2017

Shares		Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.9%
6,319,630	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $64,521,451)		$65,534,561	1.9%
		TOTAL DIRECT REAL ESTATE		65,534,561	1.9
FIXED INCOME—35.0%
61,775,767		TIAA-CREF Bond Fund		643,703,496	18.1
40,556,389		TIAA-CREF Bond Plus Fund		425,030,954	11.9
5,733,408		TIAA-CREF Emerging Markets Debt Fund		59,226,100	1.7
6,310,427		TIAA-CREF High-Yield Fund		62,410,121	1.7
5,794,371		TIAA-CREF International Bond Fund		56,379,231	1.6
		TOTAL FIXED INCOME		1,246,749,902	35.0
INFLATION-PROTECTED ASSETS—3.7%
11,530,058		TIAA-CREF Inflation-Linked Bond Fund		132,826,268	3.7
		TOTAL INFLATION-PROTECTED ASSETS		132,826,268	3.7
INTERNATIONAL EQUITY—16.6%
8,408,866		TIAA-CREF Emerging Markets Equity Fund		94,011,121	2.6
20,989,490		TIAA-CREF Enhanced International Equity Index Fund		162,878,441	4.6
10,682,887		TIAA-CREF International Equity Fund		129,583,420	3.6
10,556,324		TIAA-CREF International Opportunities Fund		123,720,118	3.5
6,966,349		TIAA-CREF International Small-Cap Equity Fund		80,739,988	2.3
		TOTAL INTERNATIONAL EQUITY		590,933,088	16.6
SHORT-TERM FIXED INCOME—5.2%
17,974,235		TIAA-CREF Short-Term Bond Fund		186,213,070	5.2
		TOTAL SHORT-TERM FIXED INCOME		186,213,070	5.2
U.S. EQUITY—37.5%
17,874,320		TIAA-CREF Enhanced Large-Cap Growth Index Fund		225,395,176	6.3
21,394,361		TIAA-CREF Enhanced Large-Cap Value Index Fund		211,804,170	6.0
20,717,691		TIAA-CREF Growth & Income Fund		276,166,822	7.8
13,958,500		TIAA-CREF Large-Cap Growth Fund		253,486,367	7.1
12,815,564		TIAA-CREF Large-Cap Value Fund		237,216,093	6.7
3,943,067		TIAA-CREF Small-Cap Equity Fund		73,656,490	2.1
4,961,450		TIAA-CREF Small/Mid-Cap Equity Fund		55,121,704	1.5
		TOTAL U.S. EQUITY		1,332,846,822	37.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,368,479,975)	3,555,103,711	99.9

		TOTAL PORTFOLIO	(Cost $3,368,479,975)	3,555,103,711	99.9
		OTHER ASSETS & LIABILITIES, NET		3,897,220	0.1
		NET ASSETS		$3,559,000,931	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $65,534,561 or 1.9% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	45

Portfolio of investments

Lifecycle 2025 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.8%
6,870,732	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $70,139,767)		$71,249,492	1.8%
		TOTAL DIRECT REAL ESTATE		71,249,492	1.8
FIXED INCOME—30.7%
58,765,658		TIAA-CREF Bond Fund		612,338,151	15.8
38,935,434		TIAA-CREF Bond Plus Fund		408,043,349	10.5
5,468,927		TIAA-CREF Emerging Markets Debt Fund		56,494,016	1.5
6,025,865		TIAA-CREF High-Yield Fund		59,595,800	1.5
5,396,975		TIAA-CREF International Bond Fund		52,512,568	1.4
		TOTAL FIXED INCOME		1,188,983,884	30.7
INFLATION-PROTECTED ASSETS—1.7%
5,873,545		TIAA-CREF Inflation-Linked Bond Fund		67,663,243	1.7
		TOTAL INFLATION-PROTECTED ASSETS		67,663,243	1.7
INTERNATIONAL EQUITY—19.1%
10,503,179		TIAA-CREF Emerging Markets Equity Fund		117,425,537	3.0
26,184,209		TIAA-CREF Enhanced International Equity Index Fund		203,189,462	5.3
13,458,858		TIAA-CREF International Equity Fund		163,255,952	4.2
13,264,334		TIAA-CREF International Opportunities Fund		155,457,995	4.0
8,754,124		TIAA-CREF International Small-Cap Equity Fund		101,460,295	2.6
		TOTAL INTERNATIONAL EQUITY		740,789,241	19.1
SHORT-TERM FIXED INCOME—3.3%
12,141,141		TIAA-CREF Short-Term Bond Fund		125,782,219	3.3
		TOTAL SHORT-TERM FIXED INCOME		125,782,219	3.3
U.S. EQUITY—43.3%
22,447,435		TIAA-CREF Enhanced Large-Cap Growth Index Fund		283,062,155	7.3
26,864,460		TIAA-CREF Enhanced Large-Cap Value Index Fund		265,958,156	6.9
26,095,372		TIAA-CREF Growth & Income Fund		347,851,305	9.0
17,560,076		TIAA-CREF Large-Cap Growth Fund		318,890,977	8.2
16,138,872		TIAA-CREF Large-Cap Value Fund		298,730,530	7.7
4,964,109		TIAA-CREF Small-Cap Equity Fund		92,729,554	2.4
6,245,344		TIAA-CREF Small/Mid-Cap Equity Fund		69,385,771	1.8
		TOTAL U.S. EQUITY		1,676,608,448	43.3
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,612,376,185)	3,871,076,527	99.9

		TOTAL PORTFOLIO	(Cost $3,612,376,185)	3,871,076,527	99.9
		OTHER ASSETS & LIABILITIES, NET		3,080,510	0.1
		NET ASSETS		$3,874,157,037	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $71,249,492 or 1.8% of net assets.

46	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2030 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.8%
6,693,596	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $68,333,038)		$69,412,591	1.8%
		TOTAL DIRECT REAL ESTATE		69,412,591	1.8
FIXED INCOME—25.8%
48,806,767		TIAA-CREF Bond Fund		508,566,513	13.5
30,932,830		TIAA-CREF Bond Plus Fund		324,176,055	8.6
4,562,524		TIAA-CREF Emerging Markets Debt Fund		47,130,872	1.3
5,024,044		TIAA-CREF High-Yield Fund		49,687,797	1.3
4,370,387		TIAA-CREF International Bond Fund		42,523,862	1.1
		TOTAL FIXED INCOME		972,085,099	25.8
INFLATION-PROTECTED ASSETS—0.7%
2,453,970		TIAA-CREF Inflation-Linked Bond Fund		28,269,737	0.7
		TOTAL INFLATION-PROTECTED ASSETS		28,269,737	0.7
INTERNATIONAL EQUITY—21.7%
11,495,335		TIAA-CREF Emerging Markets Equity Fund		128,517,844	3.4
28,792,210		TIAA-CREF Enhanced International Equity Index Fund		223,427,552	5.9
14,838,322		TIAA-CREF International Equity Fund		179,988,846	4.8
14,668,561		TIAA-CREF International Opportunities Fund		171,915,532	4.6
9,673,340		TIAA-CREF International Small-Cap Equity Fund		112,114,015	3.0
		TOTAL INTERNATIONAL EQUITY		815,963,789	21.7
SHORT-TERM FIXED INCOME—0.8%
2,730,564		TIAA-CREF Short-Term Bond Fund		28,288,646	0.8
		TOTAL SHORT-TERM FIXED INCOME		28,288,646	0.8
U.S. EQUITY—49.1%
24,747,556		TIAA-CREF Enhanced Large-Cap Growth Index Fund		312,066,687	8.3
29,604,705		TIAA-CREF Enhanced Large-Cap Value Index Fund		293,086,576	7.8
28,803,073		TIAA-CREF Growth & Income Fund		383,944,962	10.2
19,396,240		TIAA-CREF Large-Cap Growth Fund		352,235,724	9.3
17,813,642		TIAA-CREF Large-Cap Value Fund		329,730,511	8.8
5,482,972		TIAA-CREF Small-Cap Equity Fund		102,421,911	2.7
6,895,767		TIAA-CREF Small/Mid-Cap Equity Fund		76,611,977	2.0
		TOTAL U.S. EQUITY		1,850,098,348	49.1
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,459,302,365)	3,764,118,210	99.9

		TOTAL PORTFOLIO	(Cost $3,459,302,365)	3,764,118,210	99.9
		OTHER ASSETS & LIABILITIES, NET		3,175,600	0.1
		NET ASSETS		$3,767,293,810	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $69,412,591 or 1.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	47

Portfolio of investments

Lifecycle 2035 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—1.8%
6,750,897	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $68,918,851)		$70,006,801	1.8%
		TOTAL DIRECT REAL ESTATE		70,006,801	1.8
FIXED INCOME—18.9%
36,106,905		TIAA-CREF Bond Fund		376,233,950	9.9
23,120,599		TIAA-CREF Bond Plus Fund		242,303,881	6.4
3,410,426		TIAA-CREF Emerging Markets Debt Fund		35,229,697	0.9
3,755,402		TIAA-CREF High-Yield Fund		37,140,923	1.0
3,011,051		TIAA-CREF International Bond Fund		29,297,524	0.7
		TOTAL FIXED INCOME		720,205,975	18.9
INTERNATIONAL EQUITY—24.2%
12,887,547		TIAA-CREF Emerging Markets Equity Fund		144,082,771	3.8
32,313,587		TIAA-CREF Enhanced International Equity Index Fund		250,753,434	6.6
16,740,269		TIAA-CREF International Equity Fund		203,059,467	5.4
16,549,052		TIAA-CREF International Opportunities Fund		193,954,891	5.1
10,929,466		TIAA-CREF International Small-Cap Equity Fund		126,672,516	3.3
		TOTAL INTERNATIONAL EQUITY		918,523,079	24.2
U.S. EQUITY—54.9%
27,886,983		TIAA-CREF Enhanced Large-Cap Growth Index Fund		351,654,855	9.2
33,354,244		TIAA-CREF Enhanced Large-Cap Value Index Fund		330,207,011	8.7
32,518,535		TIAA-CREF Growth & Income Fund		433,472,073	11.4
21,883,966		TIAA-CREF Large-Cap Growth Fund		397,412,815	10.5
20,101,992		TIAA-CREF Large-Cap Value Fund		372,087,871	9.8
6,186,540		TIAA-CREF Small-Cap Equity Fund		115,564,569	3.0
7,772,091		TIAA-CREF Small/Mid-Cap Equity Fund		86,347,926	2.3
		TOTAL U.S. EQUITY		2,086,747,120	54.9
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $3,433,727,866)	3,795,482,975	99.8

		TOTAL PORTFOLIO	(Cost $3,433,727,866)	3,795,482,975	99.8
		OTHER ASSETS & LIABILITIES, NET		5,710,274	0.2
		NET ASSETS		$3,801,193,249	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $70,006,801 or 1.8% of net assets.

48	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2040 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.9%
8,407,688	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $85,830,125)		$87,187,724	1.9%
		TOTAL DIRECT REAL ESTATE		87,187,724	1.9
FIXED INCOME—10.6%
25,074,126		TIAA-CREF Bond Fund		261,272,393	5.5
16,548,508		TIAA-CREF Bond Plus Fund		173,428,359	3.7
2,441,098		TIAA-CREF Emerging Markets Debt Fund		25,216,545	0.5
2,688,071		TIAA-CREF High-Yield Fund		26,585,018	0.6
1,634,971		TIAA-CREF International Bond Fund		15,908,267	0.3
		TOTAL FIXED INCOME		502,410,582	10.6
INTERNATIONAL EQUITY—26.7%
17,658,859		TIAA-CREF Emerging Markets Equity Fund		197,426,039	4.2
44,410,495		TIAA-CREF Enhanced International Equity Index Fund		344,625,440	7.3
23,068,488		TIAA-CREF International Equity Fund		279,820,754	5.9
22,795,174		TIAA-CREF International Opportunities Fund		267,159,439	5.6
15,072,686		TIAA-CREF International Small-Cap Equity Fund		174,692,436	3.7
		TOTAL INTERNATIONAL EQUITY		1,263,724,108	26.7
U.S. EQUITY—60.7%
38,393,322		TIAA-CREF Enhanced Large-Cap Growth Index Fund		484,139,794	10.2
45,927,012		TIAA-CREF Enhanced Large-Cap Value Index Fund		454,677,421	9.6
44,810,028		TIAA-CREF Growth & Income Fund		597,317,678	12.6
30,163,531		TIAA-CREF Large-Cap Growth Fund		547,769,726	11.6
27,706,432		TIAA-CREF Large-Cap Value Fund		512,846,059	10.8
8,522,893		TIAA-CREF Small-Cap Equity Fund		159,207,638	3.4
10,722,206		TIAA-CREF Small/Mid-Cap Equity Fund		119,123,703	2.5
		TOTAL U.S. EQUITY		2,875,082,019	60.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $4,208,328,756)	4,728,404,433	99.9

		TOTAL PORTFOLIO	(Cost $4,208,328,756)	4,728,404,433	99.9
		OTHER ASSETS & LIABILITIES, NET		6,039,008	0.1
		NET ASSETS		$4,734,443,441	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $87,187,724 or 1.9% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	49

Portfolio of investments

Lifecycle 2045 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.8%
4,007,929	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $40,928,258)		$41,562,224	1.8%
		TOTAL DIRECT REAL ESTATE		41,562,224	1.8
FIXED INCOME—6.7%
7,512,345		TIAA-CREF Bond Fund		78,278,635	3.5
5,158,932		TIAA-CREF Bond Plus Fund		54,065,604	2.4
760,596		TIAA-CREF Emerging Markets Debt Fund		7,856,958	0.3
837,601		TIAA-CREF High-Yield Fund		8,283,870	0.4
307,539		TIAA-CREF International Bond Fund		2,992,355	0.1
		TOTAL FIXED INCOME		151,477,422	6.7
INTERNATIONAL EQUITY—27.9%
8,799,908		TIAA-CREF Emerging Markets Equity Fund		98,382,969	4.4
22,085,318		TIAA-CREF Enhanced International Equity Index Fund		171,382,065	7.6
11,520,493		TIAA-CREF International Equity Fund		139,743,576	6.2
11,352,342		TIAA-CREF International Opportunities Fund		133,049,443	5.9
7,503,695		TIAA-CREF International Small-Cap Equity Fund		86,967,825	3.8
		TOTAL INTERNATIONAL EQUITY		629,525,878	27.9
U.S. EQUITY—63.5%
19,147,467		TIAA-CREF Enhanced Large-Cap Growth Index Fund		241,449,553	10.7
22,920,957		TIAA-CREF Enhanced Large-Cap Value Index Fund		226,917,474	10.1
22,360,984		TIAA-CREF Growth & Income Fund		298,071,921	13.2
15,062,118		TIAA-CREF Large-Cap Growth Fund		273,528,056	12.1
13,836,011		TIAA-CREF Large-Cap Value Fund		256,104,565	11.3
4,254,458		TIAA-CREF Small-Cap Equity Fund		79,473,278	3.5
5,353,747		TIAA-CREF Small/Mid-Cap Equity Fund		59,480,127	2.6
		TOTAL U.S. EQUITY		1,435,024,974	63.5
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,931,918,406)	2,257,590,498	99.9

		TOTAL PORTFOLIO	(Cost $1,931,918,406)	2,257,590,498	99.9
		OTHER ASSETS & LIABILITIES, NET		2,979,853	0.1
		NET ASSETS		$2,260,570,351	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $41,562,224 or 1.8% of net assets.

50	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2050 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9%[a]
DIRECT REAL ESTATE—1.8%
2,528,818	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $25,825,702)		$26,223,839	1.8%
		TOTAL DIRECT REAL ESTATE		26,223,839	1.8
FIXED INCOME—5.5%
3,850,006		TIAA-CREF Bond Fund		40,117,064	2.8
2,707,461		TIAA-CREF Bond Plus Fund		28,374,188	2.0
399,176		TIAA-CREF Emerging Markets Debt Fund		4,123,486	0.3
439,858		TIAA-CREF High-Yield Fund		4,350,191	0.3
99,075		TIAA-CREF International Bond Fund		963,997	0.1
		TOTAL FIXED INCOME		77,928,926	5.5
INTERNATIONAL EQUITY—28.2%
5,636,287		TIAA-CREF Emerging Markets Equity Fund		63,013,686	4.4
14,127,217		TIAA-CREF Enhanced International Equity Index Fund		109,627,204	7.7
7,363,138		TIAA-CREF International Equity Fund		89,314,862	6.2
7,265,626		TIAA-CREF International Opportunities Fund		85,153,137	6.0
4,805,549		TIAA-CREF International Small-Cap Equity Fund		55,696,317	3.9
		TOTAL INTERNATIONAL EQUITY		402,805,206	28.2
U.S. EQUITY—64.4%
12,260,836		TIAA-CREF Enhanced Large-Cap Growth Index Fund		154,609,141	10.8
14,673,596		TIAA-CREF Enhanced Large-Cap Value Index Fund		145,268,605	10.2
14,318,732		TIAA-CREF Growth & Income Fund		190,868,703	13.4
9,640,785		TIAA-CREF Large-Cap Growth Fund		175,076,649	12.2
8,860,087		TIAA-CREF Large-Cap Value Fund		164,000,204	11.5
2,723,648		TIAA-CREF Small-Cap Equity Fund		50,877,745	3.6
3,429,904		TIAA-CREF Small/Mid-Cap Equity Fund		38,106,235	2.7
		TOTAL U.S. EQUITY		918,807,282	64.4
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,228,964,309)	1,425,765,253	99.9

		TOTAL PORTFOLIO	(Cost $1,228,964,309)	1,425,765,253	99.9
		OTHER ASSETS & LIABILITIES, NET		1,837,139	0.1
		NET ASSETS		$1,427,602,392	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $26,223,839 or 1.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	51

Portfolio of investments

Lifecycle 2055 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.8%[a]
DIRECT REAL ESTATE—1.8%
649,547	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $6,636,474)		$6,735,804	1.8%
		TOTAL DIRECT REAL ESTATE		6,735,804	1.8
FIXED INCOME—4.3%
763,930		TIAA-CREF Bond Fund		7,960,156	2.2
556,904		TIAA-CREF Bond Plus Fund		5,836,352	1.6
82,760		TIAA-CREF Emerging Markets Debt Fund		854,914	0.2
90,734		TIAA-CREF High-Yield Fund		897,359	0.2
20,686		TIAA-CREF International Bond Fund		201,272	0.1
		TOTAL FIXED INCOME		15,750,053	4.3
INTERNATIONAL EQUITY—28.5%
1,469,973		TIAA-CREF Emerging Markets Equity Fund		16,434,294	4.5
3,657,899		TIAA-CREF Enhanced International Equity Index Fund		28,385,296	7.7
1,925,512		TIAA-CREF International Equity Fund		23,356,459	6.4
1,897,125		TIAA-CREF International Opportunities Fund		22,234,307	6.0
1,252,620		TIAA-CREF International Small-Cap Equity Fund		14,517,870	3.9
		TOTAL INTERNATIONAL EQUITY		104,928,226	28.5
U.S. EQUITY—65.2%
3,205,888		TIAA-CREF Enhanced Large-Cap Growth Index Fund		40,426,249	11.0
3,835,141		TIAA-CREF Enhanced Large-Cap Value Index Fund		37,967,900	10.3
3,743,315		TIAA-CREF Growth & Income Fund		49,898,388	13.6
2,519,149		TIAA-CREF Large-Cap Growth Fund		45,747,753	12.4
2,316,179		TIAA-CREF Large-Cap Value Fund		42,872,472	11.6
711,838		TIAA-CREF Small-Cap Equity Fund		13,297,129	3.6
896,623		TIAA-CREF Small/Mid-Cap Equity Fund		9,961,480	2.7
		TOTAL U.S. EQUITY		240,171,371	65.2
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $327,714,356)	367,585,454	99.8

		TOTAL PORTFOLIO	(Cost $327,714,356)	367,585,454	99.8
		OTHER ASSETS & LIABILITIES, NET		598,185	0.2
		NET ASSETS		$368,183,639	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $6,735,804 or 1.8% of net assets.

52	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments

Lifecycle 2060 Fund  ■  May 31, 2017

					% of net
Shares		Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.2%[a]
DIRECT REAL ESTATE—1.8%
64,009	b,c	TIAA-CREF Real Property Fund LP (purchased 7/1/16–5/25/17, cost $654,408)		$663,774	1.8%
		TOTAL DIRECT REAL ESTATE		663,774	1.8
FIXED INCOME—3.1%
53,010		TIAA-CREF Bond Fund		552,359	1.5
41,403		TIAA-CREF Bond Plus Fund		433,901	1.2
6,143		TIAA-CREF Emerging Markets Debt Fund		63,460	0.2
6,753		TIAA-CREF High-Yield Fund		66,790	0.2
764		TIAA-CREF International Bond Fund		7,435	0.0
		TOTAL FIXED INCOME		1,123,945	3.1
INTERNATIONAL EQUITY—28.6%
147,779		TIAA-CREF Emerging Markets Equity Fund		1,652,169	4.5
366,831		TIAA-CREF Enhanced International Equity Index Fund		2,846,611	7.7
193,102		TIAA-CREF International Equity Fund		2,342,323	6.3
190,952		TIAA-CREF International Opportunities Fund		2,237,956	6.1
125,967		TIAA-CREF International Small-Cap Equity Fund		1,459,962	4.0
		TOTAL INTERNATIONAL EQUITY		10,539,021	28.6
U.S. EQUITY—65.7%
322,522		TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,066,997	11.1
385,747		TIAA-CREF Enhanced Large-Cap Value Index Fund		3,818,891	10.4
376,566		TIAA-CREF Growth & Income Fund		5,019,620	13.7
253,374		TIAA-CREF Large-Cap Growth Fund		4,601,276	12.5
232,996		TIAA-CREF Large-Cap Value Fund		4,312,762	11.7
71,607		TIAA-CREF Small-Cap Equity Fund		1,337,627	3.6
90,195		TIAA-CREF Small/Mid-Cap Equity Fund		1,002,069	2.7
		TOTAL U.S. EQUITY		24,159,242	65.7
		TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $33,588,806)	36,485,982	99.2

		TOTAL PORTFOLIO	(Cost $33,588,806)	36,485,982	99.2
		OTHER ASSETS & LIABILITIES, NET		299,589	0.8
		NET ASSETS		$36,785,571	100.0%

a	The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP and Institutional Class shares of the affiliated TIAA-CREF Funds.
b	Indicates a security that has been deemed illiquid.
c	Restricted security. At 5/31/17, the total value of these securities amounted to $663,774 or 1.8% of net assets.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	53

Statements of assets and liabilities

TIAA-CREF Lifecycle Funds  ■  May 31, 2017

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund
ASSETS
Affiliated investments, at value‡	$494,926,042	$1,222,940,375	$1,925,937,182	$3,555,103,711	$3,871,076,527	$3,764,118,210
Cash	862,461	845,979	251,355	2,468,763	5,785,436	1,758,512
Receivable from securities transactions	575,574	2,063,892	3,052,487	6,100,807	6,038,149	6,947,425
Receivable from Fund shares sold	230,077	969,277	2,003,701	4,530,343	5,432,097	5,102,271
Dividends and interest receivable	511,195	1,230,484	1,843,303	3,044,519	2,823,321	2,212,258
Due from affiliates	12,821	24,207	36,811	66,043	71,623	69,734
Other	14,643	57,913	85,365	121,460	120,804	116,177
Total assets	497,132,813	1,228,132,127	1,933,210,204	3,571,435,646	3,891,347,957	3,780,324,587
LIABILITIES
Management fees payable	8,155	20,147	31,781	58,504	63,650	62,012
Service agreement fees payable	7,203	17,828	28,143	47,237	47,766	43,748
Distribution fees payable	26,589	19,087	32,477	64,699	72,186	70,698
Due to affiliates	8,285	10,101	12,988	18,593	19,114	18,616
Payable for securities transactions	1,589,104	2,981,726	4,668,821	11,974,388	16,699,192	12,293,467
Payable for Fund shares redeemed	140,149	1,308	282,374	9,521	8,155	269,343
Payable for trustee compensation	18,988	69,392	103,555	153,793	155,028	149,376
Accrued expenses and other payables	23,727	32,720	48,915	107,980	125,829	123,517
Total liabilities	1,822,200	3,152,309	5,209,054	12,434,715	17,190,920	13,030,777
NET ASSETS	$495,310,613	$1,224,979,818	$1,928,001,150	$3,559,000,931	$3,874,157,037	$3,767,293,810
NET ASSETS CONSIST OF:
Paid-in-capital	$453,565,297	$1,058,925,116	$1,811,649,232	$3,292,950,682	$3,530,668,559	$3,374,360,717
Undistributed net investment income (loss)	911,734	6,519,783	9,190,294	15,116,012	14,039,152	11,355,102
Accumulated net realized gain (loss) on total investments	(4,825,520)	(10,680,081)	33,759,918	64,310,501	70,748,984	76,762,146
Net unrealized appreciation (depreciation) on total investments	45,659,102	170,215,000	73,401,706	186,623,736	258,700,342	304,815,845

NET ASSETS	$495,310,613	$1,224,979,818	$1,928,001,150	$3,559,000,931	$3,874,157,037	$3,767,293,810
INSTITUTIONAL CLASS:
Net assets	$179,047,587	$639,495,836	$988,228,929	$1,894,345,633	$2,135,802,133	$2,139,891,123
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,700,286	55,696,200	99,163,071	185,438,881	206,790,354	207,059,917
Net asset value per share	$11.40	$11.48	$9.97	$10.22	$10.33	$10.33
ADVISOR CLASS:
Net assets	$107,484	$107,798	$106,035	$106,997	$124,800	$109,002
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,424	9,386	10,644	10,478	12,087	10,545
Net asset value per share	$11.41	$11.48	$9.96	$10.21	$10.33	$10.34
PREMIER CLASS:
Net assets	$37,047,443	$150,928,066	$256,577,102	$513,388,329	$573,869,118	$562,680,141
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,250,900	13,179,115	25,860,948	50,397,192	55,810,647	54,709,502
Net asset value per share	$11.40	$11.45	$9.92	$10.19	$10.28	$10.28
RETIREMENT CLASS:
Net assets	$174,949,932	$434,448,118	$683,089,084	$1,151,159,972	$1,164,360,986	$1,064,613,544
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,376,832	32,450,721	56,341,896	90,718,363	89,783,166	80,620,978
Net asset value per share	$11.38	$13.39	$12.12	$12.69	$12.97	$13.21
RETAIL CLASS:
Net assets	$104,158,167	$—	$—	$—	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,146,358	—	—	—	—	—
Net asset value per share	$11.39	$—	$—	$—	$—	$—
‡ Affiliated investments, cost	$449,266,940	$1,052,725,375	$1,852,535,476	$3,368,479,975	$3,612,376,185	$3,459,302,365

54	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	55

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Funds  ■  May 31, 2017

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund
ASSETS
Affiliated investments, at value‡	$3,795,482,975	$4,728,404,433	$2,257,590,498	$1,425,765,253	$367,585,454	$36,485,982
Cash	3,216,565	5,233,941	3,225,965	2,160,237	1,095,500	201,583
Receivable from securities transactions	7,265,243	9,595,090	3,819,538	2,291,334	486,723	46,573
Receivable from Fund shares sold	6,777,080	7,884,925	5,892,782	4,053,420	1,470,933	322,749
Dividends and interest receivable	1,612,759	1,135,560	348,619	180,530	36,272	2,555
Due from affiliates	70,242	86,779	42,597	27,760	8,899	2,866
Other	116,656	155,011	46,265	26,762	4,467	248
Total assets	3,814,541,520	4,752,495,739	2,270,966,264	1,434,505,296	370,688,248	37,062,556
LIABILITIES
Management fees payable	62,521	77,859	37,111	23,409	6,015	593
Service agreement fees payable	39,862	48,586	21,853	13,869	4,127	447
Distribution fees payable	74,418	94,528	48,931	33,652	10,462	710
Due to affiliates	18,654	22,069	12,494	10,014	6,400	5,454
Payable for securities transactions	12,753,769	17,403,616	10,128,317	6,701,614	2,449,739	264,102
Payable for Fund shares redeemed	128,641	67,659	4,529	30,794	241	47
Payable for trustee compensation	150,157	196,852	65,136	38,419	7,174	450
Accrued expenses and other payables	120,249	141,129	77,542	51,133	20,451	5,182
Total liabilities	13,348,271	18,052,298	10,395,913	6,902,904	2,504,609	276,985
NET ASSETS	$3,801,193,249	$4,734,443,441	$2,260,570,351	$1,427,602,392	$368,183,639	$36,785,571
NET ASSETS CONSIST OF:
Paid-in-capital	$3,347,145,031	$4,096,687,373	$1,926,099,333	$1,225,060,819	$327,557,332	$34,276,604
Undistributed net investment income (loss)	8,521,283	6,370,853	9,772,149	5,709,004	969,523	47,880
Accumulated net realized gain (loss) on total investments	83,771,826	111,309,538	(973,223)	31,625	(214,314)	(436,089)
Net unrealized appreciation (depreciation) on total investments	361,755,109	520,075,677	325,672,092	196,800,944	39,871,098	2,897,176
NET ASSETS	$3,801,193,249	$4,734,443,441	$2,260,570,351	$1,427,602,392	$368,183,639	$36,785,571
INSTITUTIONAL CLASS:
Net assets	$2,238,548,711	$2,799,289,052	$1,337,130,342	$819,878,861	$182,551,628	$19,931,958
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	214,443,484	266,447,492	114,019,828	69,672,772	13,720,076	1,843,630
Net asset value per share	$10.44	$10.51	$11.73	$11.77	$13.31	$10.81
ADVISOR CLASS:
Net assets	$114,273	$110,467	$114,911	$115,405	$116,185	$119,453
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,953	10,520	9,796	9,806	8,732	11,048
Net asset value per share	$10.43	$10.50	$11.73	$11.77	$13.31	$10.81
PREMIER CLASS:
Net assets	$592,433,891	$752,058,782	$390,629,641	$269,303,211	$84,446,128	$5,826,115
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	56,930,861	71,815,771	33,457,019	22,975,308	6,369,079	539,366
Net asset value per share	$10.41	$10.47	$11.68	$11.72	$13.26	$10.80
RETIREMENT CLASS:
Net assets	$970,096,374	$1,182,985,140	$532,695,457	$338,304,915	$101,069,698	$10,908,045
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	71,460,118	84,910,892	45,744,487	28,957,148	7,621,560	1,010,917
Net asset value per share	$13.58	$13.93	$11.65	$11.68	$13.26	$10.79
‡ Affiliated investments, cost	$3,433,727,866	$4,208,328,756	$1,931,918,406	$1,228,964,309	$327,714,356	$33,588,806

56	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	57

Statements of operations

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2017

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$9,384,986	$24,546,713	$38,562,919	$66,609,092	$68,013,547	$63,388,304
Total income	9,384,986	24,546,713	38,562,919	66,609,092	68,013,547	63,388,304

EXPENSES
Management fees	438,315	1,153,503	1,831,128	3,252,331	3,440,917	3,335,620
Shareholder servicing — Institutional Class	781	925	1,328	1,968	2,116	2,150
Shareholder servicing — Advisor Class	16	16	31	16	43	16
Shareholder servicing — Premier Class	174	236	317	554	568	594
Shareholder servicing — Retirement Class	387,936	1,066,670	1,664,541	2,701,642	2,657,797	2,401,677
Shareholder servicing — Retail Class	27,824	—	—	—	—	—
Distribution fees — Premier Class	50,262	222,703	364,866	713,659	780,043	755,690
Distribution fees — Retail Class	241,487	—	—	—	—	—
Shareholder reports	86,048	56,176	76,975	134,788	145,241	141,686
Registration fees	82,629	75,328	77,585	87,213	86,015	79,912
Professional fees	26,640	30,451	34,948	43,550	44,660	43,810
Administrative service fees	22,791	27,719	34,938	49,958	51,762	50,488
Custody and accounting fees	14,528	11,523	11,297	11,298	11,297	11,512
Trustee fees and expenses	4,468	11,781	18,630	33,419	35,457	34,310
Other expenses	18,827	28,576	39,985	88,928	104,816	103,105
Total expenses	1,402,726	2,685,607	4,156,569	7,119,324	7,360,732	6,960,570
Less: Expenses reimbursed by the investment adviser	(284,832)	(241,935)	(296,465)	(452,606)	(483,073)	(468,042)
Fee waiver by investment adviser and TPIS	(438,315)	(1,153,503)	(1,831,128)	(3,252,331)	(3,440,917)	(3,335,620)
Net expenses	679,579	1,290,169	2,028,976	3,414,387	3,436,742	3,156,908

Net investment income (loss)	8,705,407	23,256,544	36,533,943	63,194,705	64,576,805	60,231,396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(887,868)	6,568,726	33,896,330	62,097,411	65,451,951	69,880,364
Realized gain distributions from affiliated investments	4,227,441	11,767,008	20,047,616	38,573,497	44,146,552	46,050,916
Net realized gain (loss) from investments	3,339,573	18,335,734	53,943,946	100,670,908	109,598,503	115,931,280
Net change in unrealized appreciation (depreciation) from affiliated investments	26,167,483	64,421,724	91,256,986	194,815,784	246,544,902	270,496,194
Net realized and unrealized gain (loss) from investments	29,507,056	82,757,458	145,200,932	295,486,692	356,143,405	386,427,474
Net increase (decrease) in net assets from operations	$38,212,463	$106,014,002	$181,734,875	$358,681,397	$420,720,210	$446,658,870

58	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	59

Statements of operations	concluded

TIAA-CREF Lifecycle Funds  ■  For the year ended May 31, 2017

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund	Lifecycle 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$60,198,118	$70,072,065	$30,586,057	$18,686,748	$4,263,715	$305,198
Total income	60,198,118	70,072,065	30,586,057	18,686,748	4,263,715	305,198

EXPENSES
Management fees	3,357,544	4,196,495	1,892,848	1,171,480	272,932	21,057
Shareholder servicing — Institutional Class	2,196	2,663	1,599	1,197	758	458
Shareholder servicing — Advisor Class	16	17	16	16	16	21
Shareholder servicing — Premier Class	475	731	427	328	178	109
Shareholder servicing — Retirement Class	2,187,564	2,684,053	1,146,572	709,797	192,563	17,287
Distribution fees — Premier Class	783,615	994,690	492,922	329,503	94,334	5,565
Shareholder reports	139,667	170,683	89,702	64,441	28,153	11,906
Registration fees	79,273	79,414	73,010	69,598	66,746	64,978
Professional fees	43,781	48,071	34,323	30,692	25,543	23,750
Administrative service fees	50,627	59,462	34,853	27,618	17,886	14,904
Custody and accounting fees	11,490	11,494	11,264	11,261	11,472	11,556
Trustee fees and expenses	34,615	43,091	19,722	12,236	2,895	205
Other expenses	101,076	115,718	69,755	48,725	21,856	8,738
Total expenses	6,791,939	8,406,582	3,867,013	2,476,892	735,332	180,534
Less: Expenses reimbursed by the investment adviser	(464,238)	(532,489)	(335,554)	(266,881)	(175,947)	(136,657)
Fee waiver by investment adviser and TPIS	(3,357,544)	(4,196,495)	(1,892,848)	(1,171,480)	(272,932)	(21,057)
Net expenses	2,970,157	3,677,598	1,638,611	1,038,531	286,453	22,820

Net investment income (loss)	57,227,961	66,394,467	28,947,446	17,648,217	3,977,262	282,378

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	76,502,022	106,946,698	(12,689,175)	(8,077,171)	(1,385,508)	(276,885)
Realized gain distributions from affiliated investments	48,964,520	63,896,483	29,242,731	18,222,426	4,247,644	309,208
Realized gain (loss) from sale of unaffiliated investments‡	—	—	—	—	—	20,301
Net realized gain (loss) from investments	125,466,542	170,843,181	16,553,556	10,145,255	2,862,136	52,624
Net change in unrealized appreciation (depreciation) from affiliated investments	304,064,509	415,894,563	260,399,078	164,018,558	39,077,681	3,414,445
Net realized and unrealized gain (loss) from investments	429,531,051	586,737,744	276,952,634	174,163,813	41,939,817	3,467,069
Net increase (decrease) in net assets from operations	$486,759,012	$653,132,211	$305,900,080	$191,812,030	$45,917,079	$3,749,447
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$—	$—	$5,306

60	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	61

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$8,705,407	$7,032,088	$23,256,544	$20,421,442	$36,533,943	$32,680,055
Net realized gain (loss) from investments		3,339,573	5,584,092	18,335,734	18,655,048	53,943,946	76,167,565
Net change in unrealized appreciation (depreciation) from affiliated investments		26,167,483	(13,547,752)	64,421,724	(45,559,620)	91,256,986	(125,245,736)
Net increase (decrease) in net assets from operations		38,212,463	(931,572)	106,014,002	(6,483,130)	181,734,875	(16,398,116)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,709,139)	(3,068,791)	(14,563,499)	(12,479,822)	(23,608,049)	(20,367,471)
	Advisor Class†	(2,543)	(476)	(2,642)	(240)	(2,703)	(243)
	Premier Class	(772,233)	(622,601)	(3,502,572)	(3,058,523)	(5,943,868)	(5,093,546)
	Retirement Class	(3,389,518)	(2,826,215)	(8,196,781)	(8,088,041)	(12,384,439)	(12,476,033)
	Retail Class	(2,113,782)	(1,833,650)	—	—	—	—
From realized gains:	Institutional Class	(2,188,139)	(2,423,136)	(9,486,952)	(13,843,822)	(32,510,050)	(47,039,350)
	Advisor Class†	(1,512)	(184)	(1,731)	(267)	(3,744)	(564)
	Premier Class	(481,510)	(532,477)	(2,421,212)	(3,599,487)	(8,661,924)	(12,505,749)
	Retirement Class	(2,193,675)	(2,520,377)	(6,031,489)	(10,218,099)	(19,328,913)	(32,881,018)
	Retail Class	(1,386,559)	(1,631,380)	—	—	—	—
Total distributions		(16,238,610)	(15,459,287)	(44,206,878)	(51,288,301)	(102,443,690)	(130,363,974)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	53,146,040	30,539,943	116,820,889	81,072,710	143,229,473	105,260,140
	Advisor Class†	—	100,027	—	100,000	—	100,000
	Premier Class	10,898,551	9,665,418	27,878,233	35,108,324	42,411,281	38,830,532
	Retirement Class	38,645,071	40,813,705	50,369,717	55,295,070	54,965,689	66,995,964
	Retail Class	17,546,068	22,816,836	—	—	—	—
Reinvestments of distributions:	Institutional Class	5,897,278	5,491,927	24,050,451	26,323,644	56,118,099	67,406,821
	Premier Class	1,253,743	1,155,078	5,923,784	6,658,010	14,605,792	17,599,295
	Retirement Class	5,583,193	5,346,592	14,228,270	18,306,140	31,713,352	45,357,051
	Retail Class	3,348,947	3,301,367	—	—	—	—
Redemptions:	Institutional Class	(18,847,698)	(31,844,189)	(67,867,519)	(70,271,850)	(104,427,870)	(105,073,914)
	Premier Class	(7,246,115)	(6,197,443)	(32,233,703)	(15,885,860)	(37,669,939)	(24,651,515)
	Retirement Class	(20,640,492)	(27,663,626)	(77,043,880)	(91,894,298)	(102,375,266)	(120,109,565)
	Retail Class	(13,298,713)	(11,776,709)	—	—	—	—
Net increase (decrease) from shareholder transactions		76,285,873	41,748,926	62,126,242	44,811,890	98,570,611	91,714,809
Net increase (decrease) in net assets		98,259,726	25,358,067	123,933,366	(12,959,541)	177,861,796	(55,047,281)
NET ASSETS
Beginning of period		397,050,887	371,692,820	1,101,046,452	1,114,005,993	1,750,139,354	1,805,186,635
End of period		$495,310,613	$397,050,887	$1,224,979,818	$1,101,046,452	$1,928,001,150	$1,750,139,354
Undistributed net investment income (loss) included in net assets		$911,734	$843,881	$6,519,783	$6,025,341	$9,190,294	$9,166,130
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,801,574	2,809,442	10,455,711	7,383,845	14,710,993	10,790,587
	Advisor Class†	—	9,424	—	9,386	—	10,644
	Premier Class	985,163	885,692	2,523,916	3,179,722	4,367,038	3,941,242
	Retirement Class	3,491,398	3,762,695	3,887,637	4,367,201	4,656,944	5,681,398
	Retail Class	1,584,062	2,087,335	—	—	—	—
Shares reinvested:	Institutional Class	542,271	516,774	2,231,025	2,495,132	6,021,255	7,263,666
	Premier Class	115,424	108,816	550,538	632,290	1,573,900	1,904,685
	Retirement Class	514,675	504,750	1,131,023	1,495,600	2,794,128	4,060,613
	Retail Class	308,517	311,374	—	—	—	—
Shares redeemed:	Institutional Class	(1,693,194)	(2,928,063)	(6,058,006)	(6,345,067)	(10,654,416)	(10,595,098)
	Premier Class	(652,554)	(574,531)	(2,907,132)	(1,449,652)	(3,881,083)	(2,517,767)
	Retirement Class	(1,867,849)	(2,563,632)	(5,965,179)	(7,260,199)	(8,697,730)	(10,266,754)
	Retail Class	(1,201,417)	(1,085,779)	—	—	—	—
Net increase (decrease) from shareholder transactions		6,928,070	3,844,297	5,849,533	4,508,258	10,891,029	10,273,216
†	Advisor Class commenced operations on December 4, 2015.

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$63,194,705	$52,802,001	$64,576,805	$53,518,386	$60,231,396	$51,299,260
Net realized gain (loss) from investments		100,670,908	128,830,280	109,598,503	135,118,494	115,931,280	138,811,355
Net change in unrealized appreciation (depreciation) from affiliated investments		194,815,784	(215,966,619)	246,544,902	(238,620,991)	270,496,194	(257,160,721)
Net increase (decrease) in net assets from operations		358,681,397	(34,334,338)	420,720,210	(49,984,111)	446,658,870	(67,050,106)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(41,050,712)	(33,484,165)	(42,737,431)	(34,767,485)	(41,356,339)	(34,738,241)
	Advisor Class†	(2,586)	(233)	(2,685)	(228)	(2,366)	(225)
	Premier Class	(10,899,392)	(9,102,596)	(11,388,545)	(9,396,050)	(10,486,960)	(9,099,094)
	Retirement Class	(18,857,802)	(17,612,316)	(17,325,872)	(16,590,424)	(14,604,570)	(14,360,050)
From realized gains:	Institutional Class	(63,519,879)	(73,860,321)	(72,022,692)	(81,366,858)	(78,359,669)	(86,342,616)
	Advisor Class†	(4,025)	(516)	(4,577)	(537)	(4,512)	(561)
	Premier Class	(17,892,237)	(21,347,355)	(20,392,135)	(23,354,908)	(21,178,334)	(24,061,198)
	Retirement Class	(33,178,434)	(44,502,203)	(33,418,126)	(44,645,672)	(31,899,691)	(41,221,883)
Total distributions		(185,405,067)	(199,909,705)	(197,292,063)	(210,122,162)	(197,892,441)	(209,823,868)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	318,949,151	233,422,169	379,180,635	272,266,971	354,512,521	264,995,301
	Advisor Class†	—	100,003	15,397	100,032	—	100,019
	Premier Class	76,329,167	87,002,765	88,001,424	105,202,218	78,537,765	96,393,124
	Retirement Class	115,280,415	127,816,398	135,447,562	126,276,556	131,467,404	125,509,601
Reinvestments of distributions:	Institutional Class	104,570,591	107,344,486	114,760,123	116,134,343	119,716,008	121,080,857
	Advisor Class†	—	—	627	—	—	—
	Premier Class	28,791,629	30,449,951	31,780,680	32,750,958	31,665,294	33,160,292
	Retirement Class	52,036,236	62,114,519	50,743,998	61,236,096	46,504,261	55,581,933
Redemptions:	Institutional Class	(136,699,636)	(101,490,711)	(107,861,517)	(85,803,359)	(113,274,790)	(83,298,786)
	Premier Class	(53,810,383)	(21,495,659)	(46,903,274)	(12,271,083)	(41,265,987)	(13,515,012)
	Retirement Class	(113,465,770)	(132,577,105)	(99,234,331)	(131,810,390)	(78,635,062)	(133,935,243)
Net increase (decrease) from shareholder transactions		391,981,400	392,686,816	545,931,324	484,082,342	529,227,414	466,072,086
Net increase (decrease) in net assets		565,257,730	158,442,773	769,359,471	223,976,069	777,993,843	189,198,112
NET ASSETS
Beginning of period		2,993,743,201	2,835,300,428	3,104,797,566	2,880,821,497	2,989,299,967	2,800,101,855
End of period		$3,559,000,931	$2,993,743,201	$3,874,157,037	$3,104,797,566	$3,767,293,810	$2,989,299,967
Undistributed net investment income (loss) included in net assets		$15,116,012	$13,891,520	$14,039,152	$12,635,367	$11,355,102	$10,582,775
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	32,234,757	23,554,614	38,084,733	27,527,554	35,714,237	26,921,802
	Advisor Class†	—	10,478	1,548	10,473	—	10,545
	Premier Class	7,738,841	8,669,146	8,883,613	10,512,459	7,959,788	9,679,304
	Retirement Class	9,404,687	10,494,229	10,885,573	10,274,396	10,460,784	10,118,963
Shares reinvested:	Institutional Class	11,007,431	11,395,381	12,016,767	12,328,487	12,601,685	12,963,689
	Advisor Class†	—	—	66	—	—	—
	Premier Class	3,037,092	3,235,914	3,338,307	3,487,855	3,347,283	3,561,793
	Retirement Class	4,402,389	5,363,948	4,225,145	5,238,331	3,824,364	4,718,331
Shares redeemed:	Institutional Class	(13,633,401)	(10,051,354)	(10,667,452)	(8,426,254)	(11,205,601)	(8,230,773)
	Premier Class	(5,429,638)	(2,187,422)	(4,730,894)	(1,257,815)	(4,186,879)	(1,392,116)
	Retirement Class	(9,291,350)	(11,005,160)	(8,025,443)	(10,844,805)	(6,253,553)	(10,959,905)
Net increase (decrease) from shareholder transactions		39,470,808	39,479,774	54,011,963	48,850,681	52,262,108	47,391,633
†	Advisor Class commenced operations on December 4, 2015.

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Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds ■ For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$57,227,961	$48,151,089	$66,394,467	$57,161,220	$28,947,446	$22,409,708
Net realized gain (loss) from investments		125,466,542	145,278,120	170,843,181	195,089,300	16,553,556	41,250,648
Net change in unrealized appreciation (depreciation) from affiliated investments		304,064,509	(276,628,785)	415,894,563	(383,650,935)	260,399,078	(106,948,078)
Net increase (decrease) in net assets from operations		486,759,012	(83,199,576)	653,132,211	(131,400,415)	305,900,080	(43,287,722)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(40,058,924)	(33,541,705)	(46,215,290)	(39,755,836)	(14,202,510)	(14,627,937)
	Advisor Class†	(2,190)	(209)	(2,021)	(195)	(1,384)	(180)
	Premier Class	(9,968,999)	(8,419,720)	(11,573,622)	(10,208,040)	(3,825,853)	(4,173,080)
	Retirement Class	(11,962,751)	(12,206,377)	(12,928,753)	(13,982,463)	(4,943,221)	(6,471,487)
From realized gains:	Institutional Class	(86,983,288)	(97,821,694)	(120,948,075)	(135,560,199)	(28,071,100)	(27,234,862)
	Advisor Class†	(4,790)	(613)	(5,330)	(669)	(2,767)	(337)
	Premier Class	(23,178,637)	(26,249,811)	(32,642,871)	(37,445,533)	(8,405,152)	(8,360,474)
	Retirement Class	(30,416,301)	(41,734,079)	(40,468,553)	(56,846,864)	(11,792,756)	(13,825,415)
Total distributions		(202,575,880)	(219,974,208)	(264,784,515)	(293,799,799)	(71,244,743)	(74,693,772)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	345,257,719	287,948,475	367,676,423	360,743,393	298,751,043	238,954,794
	Advisor Class†	4,412	100,000	—	100,005	—	100,000
	Premier Class	85,215,442	102,382,571	92,608,299	111,962,992	76,112,810	82,949,614
	Retirement Class	115,298,988	111,875,445	115,627,165	120,063,699	92,478,256	89,902,767
Reinvestments of distributions:	Institutional Class	127,042,212	131,363,399	167,163,365	175,316,035	42,273,609	41,862,799
	Premier Class	33,147,636	34,669,531	44,216,493	47,653,573	12,231,005	12,533,554
	Retirement Class	42,379,052	53,940,456	53,397,306	70,829,327	16,735,977	20,296,902
Redemptions:	Institutional Class	(114,903,979)	(87,451,696)	(131,869,674)	(120,529,325)	(64,086,241)	(45,423,900)
	Premier Class	(35,023,835)	(8,891,511)	(40,125,224)	(11,280,928)	(19,072,558)	(2,840,016)
	Retirement Class	(78,119,360)	(144,459,208)	(97,548,163)	(188,965,893)	(35,391,154)	(66,764,897)
Net increase (decrease) from shareholder transactions		520,298,287	481,477,462	571,145,990	565,892,878	420,032,747	371,571,617
Net increase (decrease) in net assets		804,481,419	178,303,678	959,493,686	140,692,664	654,688,084	253,590,123
NET ASSETS
Beginning of period		2,996,711,830	2,818,408,152	3,774,949,755	3,634,257,091	1,605,882,267	1,352,292,144
End of period		$3,801,193,249	$2,996,711,830	$4,734,443,441	$3,774,949,755	$2,260,570,351	$1,605,882,267
Undistributed net investment income (loss) included in net assets		$8,521,283	$8,017,518	$6,370,853	$6,696,857	$9,772,149	$2,455,256
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	34,665,685	29,247,570	36,845,370	36,618,105	27,341,218	22,867,146
	Advisor Class†	425	10,528	—	10,520	—	9,796
	Premier Class	8,600,977	10,287,976	9,326,347	11,195,528	7,010,420	7,904,043
	Retirement Class	8,958,936	8,871,945	8,803,833	9,330,579	8,510,319	8,647,474
Shares reinvested:	Institutional Class	13,302,849	14,049,562	17,485,708	18,750,378	3,969,353	4,161,312
	Premier Class	3,481,895	3,715,920	4,634,852	5,107,564	1,152,781	1,249,607
	Retirement Class	3,409,417	4,498,787	4,207,825	5,805,682	1,580,357	2,027,662
Shares redeemed:	Institutional Class	(11,311,842)	(8,502,918)	(12,921,213)	(11,641,259)	(5,778,387)	(4,068,307)
	Premier Class	(3,534,478)	(897,830)	(4,043,470)	(1,144,833)	(1,772,880)	(275,396)
	Retirement Class	(6,093,158)	(11,675,343)	(7,432,083)	(14,979,470)	(3,258,530)	(6,520,992)
Net increase (decrease) from shareholder transactions		51,480,706	49,606,197	56,907,169	59,052,794	38,754,651	36,002,345
†	Advisor Class commenced operations on December 4, 2015.

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Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds ■ For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund		Lifecycle 2060 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$17,648,217	$13,138,365	$3,977,262	$2,418,895	$282,378	$180,056
Net realized gain (loss) from investments		10,145,255	24,653,159	2,862,136	3,645,717	52,624	(40,054)
Net change in unrealized appreciation (depreciation) from affiliated investments		164,018,558	(61,383,461)	39,077,681	(8,837,515)	3,414,445	(573,680)
Net increase (decrease) in net assets from operations		191,812,030	(23,591,937)	45,917,079	(2,772,903)	3,749,447	(433,678)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(8,429,624)	(8,421,102)	(1,759,220)	(1,299,255)	(137,207)	(104,352)
	Advisor Class†	(1,360)	(180)	(1,429)	(177)	(1,443)	(186)
	Premier Class	(2,517,668)	(2,615,313)	(765,084)	(587,936)	(43,885)	(44,738)
	Retirement Class	(2,986,003)	(3,901,492)	(857,087)	(837,338)	(74,484)	(59,806)
From realized gains:	Institutional Class	(16,165,891)	(15,165,725)	(2,605,441)	(2,042,664)	(198,338)	(215,206)
	Advisor Class†	(2,638)	(326)	(2,139)	(280)	(2,113)	(385)
	Premier Class	(5,358,783)	(5,069,059)	(1,240,313)	(988,295)	(69,258)	(100,626)
	Retirement Class	(6,922,403)	(8,053,418)	(1,501,096)	(1,527,289)	(123,796)	(139,033)
Total distributions		(42,384,370)	(43,226,615)	(8,731,809)	(7,283,234)	(650,524)	(664,332)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	194,202,110	166,512,469	68,066,111	54,378,102	14,290,307	1,244,119
	Advisor Class†	—	100,014	—	100,006	3,000	100,039
	Premier Class	60,323,603	57,054,228	30,188,293	21,958,079	3,138,527	86,801
	Retirement Class	69,869,554	61,005,045	34,329,370	27,300,426	7,845,759	3,807,531
Reinvestments of distributions:	Institutional Class	24,595,515	23,586,827	4,364,251	3,341,352	165,040	21,971
	Premier Class	7,876,451	7,684,372	2,005,000	1,575,679	30,852	664
	Retirement Class	9,908,406	11,954,910	2,357,798	2,364,091	117,620	55,623
Redemptions:	Institutional Class	(35,480,602)	(28,076,345)	(5,945,330)	(15,714,381)	(1,628,014)	(838,690)
	Premier Class	(7,373,939)	(3,330,328)	(2,262,143)	(1,910,615)	(396,755)	(64)
	Retirement Class	(20,545,196)	(44,720,960)	(6,024,382)	(21,187,753)	(2,694,080)	(2,038,545)
Net increase (decrease) from shareholder transactions		303,375,902	251,770,232	127,078,968	72,204,986	20,872,256	2,439,449
Net increase (decrease) in net assets		452,803,562	184,951,680	164,264,238	62,148,849	23,971,179	1,341,439
NET ASSETS
Beginning of period		974,798,830	789,847,150	203,919,401	141,770,552	12,814,392	11,472,953
End of period		$1,427,602,392	$974,798,830	$368,183,639	$203,919,401	$36,785,571	$12,814,392
Undistributed net investment income (loss) included in net assets		$5,709,004	$1,276,274	$969,523	$234,317	$47,880	$14,193
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,721,040	15,970,551	5,489,157	4,632,987	1,404,612	132,060
	Advisor Class†	—	9,806	—	8,732	291	10,757
	Premier Class	5,540,814	5,455,177	2,452,190	1,880,087	310,096	9,424
	Retirement Class	6,415,807	5,889,321	2,777,314	2,338,841	778,357	396,279
Shares reinvested:	Institutional Class	2,302,951	2,344,615	361,878	295,695	16,841	2,396
	Premier Class	740,268	766,139	166,667	139,688	3,148	73
	Retirement Class	933,874	1,195,491	195,830	209,582	12,014	6,066
Shares redeemed:	Institutional Class	(3,203,637)	(2,515,265)	(474,593)	(1,267,309)	(159,783)	(88,873)
	Premier Class	(685,903)	(322,791)	(184,917)	(158,380)	(39,822)	(7)
	Retirement Class	(1,887,962)	(4,372,091)	(490,530)	(1,774,682)	(269,351)	(214,763)
Net increase (decrease) from shareholder transactions		27,877,252	24,420,953	10,292,996	6,305,241	2,056,403	253,412
†	Advisor Class commenced operations on December 4, 2015.

68	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	69

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:	5/31/17		$10.87	$0.24		$ 0.72		$ 0.96	$(0.27)	$(0.16)	$(0.43)	$11.40	9.09%	$179,048		0.16%		0.00%		2.14%		21%
	5/31/16		11.38	0.22		(0.27)		(0.05)	(0.26)	(0.20)	(0.46)	10.87	(0.29)	131,032		0.15		0.00		2.02		18
	5/31/15		11.28	0.21		0.32		0.53	(0.30)	(0.13)	(0.43)	11.38	4.83	132,539		0.15		0.00		1.84		19
	5/31/14		10.76	0.21		0.72		0.93	(0.31)	(0.10)	(0.41)	11.28	8.84	97,792		0.17		0.00		1.88		31
	5/31/13		9.90	0.21		0.99		1.20	(0.28)	(0.06)	(0.34)	10.76	12.24	65,475		0.18		0.00		2.01		19
Advisor Class:	5/31/17		10.88	0.24		0.72		0.96	(0.27)	(0.16)	(0.43)	11.41	9.07	107		0.17		0.02		2.14		21
	5/31/16	‡	11.10	0.08		0.08		0.16	(0.18)	(0.20)	(0.38)	10.88	1.57 [b]	102		0.18	[c]	0.03	[c]	1.62	[c]	18
Premier Class:	5/31/17		10.87	0.22		0.73		0.95	(0.26)	(0.16)	(0.42)	11.40	8.93	37,047		0.31		0.15		2.01		21
	5/31/16		11.37	0.20		(0.26)		(0.06)	(0.24)	(0.20)	(0.44)	10.87	(0.35)	30,459		0.30		0.15		1.87		18
	5/31/15		11.27	0.19		0.32		0.51	(0.28)	(0.13)	(0.41)	11.37	4.68	27,088		0.30		0.15		1.72		19
	5/31/14		10.75	0.19		0.72		0.91	(0.29)	(0.10)	(0.39)	11.27	8.69	24,433		0.32		0.15		1.77		31
	5/31/13		9.89	0.19		0.99		1.18	(0.26)	(0.06)	(0.32)	10.75	12.08	13,648		0.33		0.15		1.80		19
Retirement Class:	5/31/17		10.85	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.38	8.84	174,950		0.41		0.25		1.89		21
	5/31/16		11.35	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.85	(0.45)	143,639		0.45		0.25		1.77		18
	5/31/15		11.25	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.35	4.59	130,926		0.45		0.25		1.59		19
	5/31/14		10.74	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.25	8.49	113,987		0.47		0.25		1.62		31
	5/31/13		9.88	0.18		0.99		1.17	(0.25)	(0.06)	(0.31)	10.74	12.00	99,400		0.48		0.25		1.77		19
Retail Class:	5/31/17		10.86	0.21		0.72		0.93	(0.24)	(0.16)	(0.40)	11.39	8.82	104,158		0.44		0.25		1.90		21
	5/31/16		11.36	0.19		(0.26)		(0.07)	(0.23)	(0.20)	(0.43)	10.86	(0.45)	91,818		0.43		0.25		1.77		18
	5/31/15		11.26	0.18		0.32		0.50	(0.27)	(0.13)	(0.40)	11.36	4.59	81,140		0.43		0.25		1.61		19
	5/31/14		10.75	0.18		0.71		0.89	(0.28)	(0.10)	(0.38)	11.26	8.49	66,340		0.46		0.25		1.63		31
	5/31/13		9.89	0.18		0.99		1.17	(0.25)	(0.06)	(0.31)	10.75	11.99	50,147		0.47		0.25		1.75		19

70	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2010 FUND
Institutional Class:	5/31/17		$10.93	$0.24		$ 0.77		$ 1.01	$(0.28)	$(0.18)	$(0.46)	$11.48	9.59%	$639,496		0.12%		0.00%		2.11%		26%
	5/31/16		11.58	0.22		(0.30)		(0.08)	(0.27)	(0.30)	(0.57)	10.93	(0.44)	536,150		0.12		0.00		2.02		19
	5/31/15		11.60	0.21		0.38		0.59	(0.34)	(0.27)	(0.61)	11.58	5.25	527,313		0.12		0.00		1.85		20
	5/31/14		11.02	0.21		0.87		1.08	(0.39)	(0.11)	(0.50)	11.60	10.03	482,193		0.13		0.00		1.83		28
	5/31/13		9.94	0.21		1.19		1.40	(0.30)	(0.02)	(0.32)	11.02	14.21	352,956		0.13		0.00		1.99		18
Advisor Class:	5/31/17		10.93	0.24		0.77		1.01	(0.28)	(0.18)	(0.46)	11.48	9.57	108		0.14		0.02		2.13		26
	5/31/16	‡	11.37	0.08		0.05		0.13	(0.27)	(0.30)	(0.57)	10.93	1.39 [b]	103		0.15	[c]	0.03	[c]	1.59	[c]	19
Premier Class:	5/31/17		10.90	0.22		0.78		1.00	(0.27)	(0.18)	(0.45)	11.45	9.45	150,928		0.27		0.15		2.00		26
	5/31/16		11.55	0.20		(0.29)		(0.09)	(0.26)	(0.30)	(0.56)	10.90	(0.58)	141,824		0.27		0.15		1.87		19
	5/31/15		11.57	0.20		0.37		0.57	(0.32)	(0.27)	(0.59)	11.55	5.10	123,047		0.27		0.15		1.69		20
	5/31/14		11.00	0.20		0.85		1.05	(0.37)	(0.11)	(0.48)	11.57	9.78	137,806		0.28		0.15		1.77		28
	5/31/13		9.92	0.20		1.18		1.38	(0.28)	(0.02)	(0.30)	11.00	14.08	126,525		0.28		0.15		1.85		18
Retirement Class:	5/31/17		12.66	0.25		0.91		1.16	(0.25)	(0.18)	(0.43)	13.39	9.42	434,448		0.37		0.25		1.90		26
	5/31/16		13.33	0.22		(0.35)		(0.13)	(0.24)	(0.30)	(0.54)	12.66	(0.80)	422,969		0.42		0.25		1.76		19
	5/31/15		13.25	0.21		0.45		0.66	(0.31)	(0.27)	(0.58)	13.33	5.09	463,646		0.42		0.25		1.60		20
	5/31/14		12.53	0.20		0.99		1.19	(0.36)	(0.11)	(0.47)	13.25	9.66	462,794		0.43		0.25		1.59		28
	5/31/13		11.26	0.22		1.34		1.56	(0.27)	(0.02)	(0.29)	12.53	13.94	448,911		0.43		0.25		1.79		18

LIFECYCLE 2015 FUND
Institutional Class:	5/31/17		9.61	0.20		0.77		0.97	(0.26)	(0.35)	(0.61)	9.97	10.51	988,229		0.12		0.00		2.10		25
	5/31/16		10.56	0.20		(0.32)		(0.12)	(0.25)	(0.58)	(0.83)	9.61	(0.79)	856,233		0.12		0.00		2.01		18
	5/31/15		10.80	0.20		0.39		0.59	(0.32)	(0.51)	(0.83)	10.56	5.78	861,906		0.12		0.00		1.85		16
	5/31/14		10.46	0.19		0.93		1.12	(0.35)	(0.43)	(0.78)	10.80	10.93	750,459		0.13		0.00		1.81		20
	5/31/13		9.54	0.20		1.28		1.48	(0.30)	(0.26)	(0.56)	10.46	15.85	537,761		0.13		0.00		1.99		13
Advisor Class:	5/31/17		9.61	0.20		0.75		0.95	(0.25)	(0.35)	(0.60)	9.96	10.38	106		0.15		0.03		2.10		25
	5/31/16	‡	10.35	0.07		0.02		0.09	(0.25)	(0.58)	(0.83)	9.61	1.21 [b]	102		0.14	[c]	0.02	[c]	1.54	[c]	18
Premier Class	5/31/17		9.57	0.19		0.75		0.94	(0.24)	(0.35)	(0.59)	9.92	10.28	256,577		0.27		0.15		1.97		25
	5/31/16		10.52	0.18		(0.31)		(0.13)	(0.24)	(0.58)	(0.82)	9.57	(0.94)	227,814		0.27		0.15		1.87		18
	5/31/15		10.77	0.18		0.39		0.57	(0.31)	(0.51)	(0.82)	10.52	5.53	215,362		0.27		0.15		1.69		16
	5/31/14		10.42	0.18		0.93		1.11	(0.33)	(0.43)	(0.76)	10.77	10.90	228,069		0.28		0.15		1.72		20
	5/31/13		9.51	0.19		1.26		1.45	(0.28)	(0.26)	(0.54)	10.42	15.64	197,915		0.28		0.15		1.85		13
Retirement Class:	5/31/17		11.56	0.22		0.92		1.14	(0.23)	(0.35)	(0.58)	12.12	10.18	683,089		0.37		0.25		1.86		25
	5/31/16		12.53	0.21		(0.38)		(0.17)	(0.22)	(0.58)	(0.80)	11.56	(1.09)	665,990		0.42		0.25		1.76		18
	5/31/15		12.66	0.20		0.47		0.67	(0.29)	(0.51)	(0.80)	12.53	5.52	727,918		0.42		0.25		1.60		16
	5/31/14		12.14	0.19		1.07		1.26	(0.31)	(0.43)	(0.74)	12.66	10.62	710,134		0.43		0.25		1.55		20
	5/31/13		10.98	0.21		1.48		1.69	(0.27)	(0.26)	(0.53)	12.14	15.67	656,220		0.43		0.25		1.78		13

72	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2020 FUND
Institutional Class:	5/31/17		$9.77	$0.20		$0.88		$1.08	$(0.25)	$(0.38)	$(0.63)	$10.22	11.57%	$1,894,346		0.11%		0.00%		2.04%		21%
	5/31/16		10.72	0.20		(0.36)		(0.16)	(0.25)	(0.54)	(0.79)	9.77	(1.26)	1,521,819		0.12		0.00		1.98		14
	5/31/15		10.86	0.19		0.47		0.66	(0.33)	(0.47)	(0.80)	10.72	6.34	1,403,172		0.12		0.00		1.80		13
	5/31/14		10.36	0.19		1.05		1.24	(0.36)	(0.38)	(0.74)	10.86	12.28	1,103,076		0.13		0.00		1.76		15
	5/31/13		9.25	0.20		1.43		1.63	(0.28)	(0.24)	(0.52)	10.36	18.04	726,575		0.13		0.00		2.00		12
Advisor Class:	5/31/17		9.76	0.21		0.87		1.08	(0.25)	(0.38)	(0.63)	10.21	11.56	107		0.13		0.02		2.06		21
	5/31/16	‡	10.48	0.07		(0.01)		0.06	(0.24)	(0.54)	(0.78)	9.76	0.88 [b]	102		0.14	[c]	0.03	[c]	1.43	[c]	14
Premier Class:	5/31/17		9.74	0.19		0.87		1.06	(0.23)	(0.38)	(0.61)	10.19	11.44	513,388		0.26		0.15		1.90		21
	5/31/16		10.69	0.18		(0.36)		(0.18)	(0.23)	(0.54)	(0.77)	9.74	(1.42)	438,819		0.27		0.15		1.83		14
	5/31/15		10.84	0.18		0.45		0.63	(0.31)	(0.47)	(0.78)	10.69	6.10	377,734		0.27		0.15		1.67		13
	5/31/14		10.34	0.18		1.04		1.22	(0.34)	(0.38)	(0.72)	10.84	12.15	367,841		0.28		0.15		1.70		15
	5/31/13		9.23	0.18		1.44		1.62	(0.27)	(0.24)	(0.51)	10.34	17.92	265,878		0.28		0.15		1.86		12
Retirement Class	5/31/17		11.98	0.22		1.09		1.31	(0.22)	(0.38)	(0.60)	12.69	11.33	1,151,160		0.36		0.25		1.80		21
	5/31/16		12.96	0.21		(0.44)		(0.23)	(0.21)	(0.54)	(0.75)	11.98	(1.54)	1,033,003		0.42		0.25		1.73		14
	5/31/15		12.97	0.20		0.56		0.76	(0.30)	(0.47)	(0.77)	12.96	6.04	1,054,395		0.42		0.25		1.56		13
	5/31/14		12.24	0.19		1.25		1.44	(0.33)	(0.38)	(0.71)	12.97	12.00	964,674		0.43		0.25		1.50		15
	5/31/13		10.84	0.21		1.68		1.89	(0.25)	(0.24)	(0.49)	12.24	17.78	832,093		0.43		0.25		1.79		12

LIFECYCLE 2025 FUND
Institutional Class:	5/31/17		9.76	0.20		1.01		1.21	(0.24)	(0.40)	(0.64)	10.33	12.89	2,135,802		0.11		0.00		1.97		20
	5/31/16		10.81	0.19		(0.43)		(0.24)	(0.24)	(0.57)	(0.81)	9.76	(1.96)	1,633,946		0.12		0.00		1.96		11
	5/31/15		10.90	0.19		0.53		0.72	(0.34)	(0.47)	(0.81)	10.81	6.93	1,468,702		0.12		0.00		1.79		12
	5/31/14		10.29	0.18		1.19		1.37	(0.38)	(0.38)	(0.76)	10.90	13.64	1,140,353		0.13		0.00		1.73		12
	5/31/13		9.00	0.19		1.60		1.79	(0.27)	(0.23)	(0.50)	10.29	20.37	749,263		0.13		0.00		1.99		11
Advisor Class:	5/31/17		9.76	0.20		1.00		1.20	(0.23)	(0.40)	(0.63)	10.33	12.86	125		0.15		0.04		1.97		20
	5/31/16	‡	10.54	0.06		(0.03)		0.03	(0.24)	(0.57)	(0.81)	9.76	0.54 [b]	102		0.14	[c]	0.02	[c]	1.31	[c]	11
Premier Class:	5/31/17		9.72	0.18		1.00		1.18	(0.22)	(0.40)	(0.62)	10.28	12.67	573,869		0.26		0.15		1.84		20
	5/31/16		10.76	0.18		(0.42)		(0.24)	(0.23)	(0.57)	(0.80)	9.72	(2.02)	469,798		0.27		0.15		1.82		11
	5/31/15		10.86	0.18		0.51		0.69	(0.32)	(0.47)	(0.79)	10.76	6.69	382,956		0.27		0.15		1.63		12
	5/31/14		10.26	0.18		1.16		1.34	(0.36)	(0.38)	(0.74)	10.86	13.42	358,098		0.28		0.15		1.67		12
	5/31/13		8.98	0.18		1.58		1.76	(0.25)	(0.23)	(0.48)	10.26	20.14	264,821		0.28		0.15		1.86		11
Retirement Class:	5/31/17		12.10	0.22		1.26		1.48	(0.21)	(0.40)	(0.61)	12.97	12.60	1,164,361		0.36		0.25		1.74		20
	5/31/16		13.19	0.21		(0.52)		(0.31)	(0.21)	(0.57)	(0.78)	12.10	(2.17)	1,000,951		0.42		0.25		1.71		11
	5/31/15		13.13	0.20		0.63		0.83	(0.30)	(0.47)	(0.77)	13.19	6.62	1,029,164		0.42		0.25		1.54		12
	5/31/14		12.25	0.19		1.42		1.61	(0.35)	(0.38)	(0.73)	13.13	13.39	928,337		0.43		0.25		1.47		12
	5/31/13		10.64	0.21		1.87		2.08	(0.24)	(0.23)	(0.47)	12.25	19.94	776,980		0.43		0.25		1.81		11

74	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2030 FUND
Institutional Class:	5/31/17		$9.68	$0.19		$ 1.12		$ 1.31	$(0.23)	$(0.43)	$(0.66)	$10.33	14.06%	$2,139,891		0.11%		0.00%		1.90%		20%
	5/31/16		10.81	0.19		(0.49)		(0.30)	(0.24)	(0.59)	(0.83)	9.68	(2.51)	1,645,188		0.12		0.00		1.93		12
	5/31/15		10.86	0.19		0.58		0.77	(0.34)	(0.48)	(0.82)	10.81	7.48	1,495,152		0.12		0.00		1.77		11
	5/31/14		10.16	0.18		1.29		1.47	(0.39)	(0.38)	(0.77)	10.86	14.82	1,139,305		0.13		0.00		1.69		11
	5/31/13		8.73	0.19		1.73		1.92	(0.24)	(0.25)	(0.49)	10.16	22.50	736,779		0.13		0.00		1.97		12
Advisor Class:	5/31/17		9.68	0.19		1.12		1.31	(0.22)	(0.43)	(0.65)	10.34	14.15	109		0.13		0.02		1.92		20
	5/31/16	‡	10.52	0.05		(0.06)		(0.01)	(0.24)	(0.59)	(0.83)	9.68	0.15 [b]	102		0.14	[c]	0.03	[c]	1.19	[c]	12
Premier Class:	5/31/17		9.64	0.17		1.11		1.28	(0.21)	(0.43)	(0.64)	10.28	13.85	562,680		0.26		0.15		1.76		20
	5/31/16		10.77	0.18		(0.50)		(0.32)	(0.22)	(0.59)	(0.81)	9.64	(2.67)	458,645		0.27		0.15		1.80		12
	5/31/15		10.82	0.17		0.59		0.76	(0.33)	(0.48)	(0.81)	10.77	7.35	384,809		0.27		0.15		1.62		11
	5/31/14		10.12	0.17		1.29		1.46	(0.38)	(0.38)	(0.76)	10.82	14.72	358,491		0.28		0.15		1.65		11
	5/31/13		8.71	0.17		1.72		1.89	(0.23)	(0.25)	(0.48)	10.12	22.16	267,879		0.28		0.15		1.83		12
Retirement Class:	5/31/17		12.20	0.21		1.43		1.64	(0.20)	(0.43)	(0.63)	13.21	13.83	1,064,614		0.36		0.25		1.66		20
	5/31/16		13.39	0.21		(0.60)		(0.39)	(0.21)	(0.59)	(0.80)	12.20	(2.73)	885,365		0.42		0.25		1.69		12
	5/31/15		13.26	0.20		0.72		0.92	(0.31)	(0.48)	(0.79)	13.39	7.22	920,141		0.42		0.25		1.52		11
	5/31/14		12.25	0.18		1.57		1.75	(0.36)	(0.38)	(0.74)	13.26	14.54	825,381		0.43		0.25		1.41		11
	5/31/13		10.44	0.20		2.07		2.27	(0.21)	(0.25)	(0.46)	12.25	22.15	708,355		0.43		0.25		1.78		12

LIFECYCLE 2035 FUND
Institutional Class:	5/31/17		9.68	0.18		1.24		1.42	(0.21)	(0.45)	(0.66)	10.44	15.36	2,238,549		0.11		0.00		1.79		21
	5/31/16		10.92	0.18		(0.55)		(0.37)	(0.22)	(0.65)	(0.87)	9.68	(3.08)	1,721,118		0.12		0.00		1.82		11
	5/31/15		10.97	0.18		0.63		0.81	(0.34)	(0.52)	(0.86)	10.92	7.83	1,562,158		0.12		0.00		1.67		11
	5/31/14		10.18	0.17		1.44		1.61	(0.41)	(0.41)	(0.82)	10.97	16.10	1,209,710		0.13		0.00		1.58		10
	5/31/13		8.61	0.18		1.87		2.05	(0.22)	(0.26)	(0.48)	10.18	24.45	775,166		0.13		0.00		1.90		12
Advisor Class:	5/31/17		9.68	0.18		1.23		1.41	(0.21)	(0.45)	(0.66)	10.43	15.24	114		0.13		0.02		1.82		21
	5/31/16	‡	10.60	0.04		(0.09)		(0.05)	(0.22)	(0.65)	(0.87)	9.68	(0.17)[b]	102		0.14	[c]	0.03	[c]	0.99	[c]	11
Premier Class:	5/31/17		9.65	0.16		1.25		1.41	(0.20)	(0.45)	(0.65)	10.41	15.25	592,434		0.26		0.15		1.65		21
	5/31/16		10.90	0.17		(0.56)		(0.39)	(0.21)	(0.65)	(0.86)	9.65	(3.33)	467,084		0.27		0.15		1.68		11
	5/31/15		10.94	0.17		0.64		0.81	(0.33)	(0.52)	(0.85)	10.90	7.78	384,423		0.27		0.15		1.52		11
	5/31/14		10.16	0.17		1.41		1.58	(0.39)	(0.41)	(0.80)	10.94	15.87	357,264		0.28		0.15		1.56		10
	5/31/13		8.60	0.17		1.86		2.03	(0.21)	(0.26)	(0.47)	10.16	24.20	265,404		0.28		0.15		1.76		12
Retirement Class:	5/31/17		12.40	0.20		1.61		1.81	(0.18)	(0.45)	(0.63)	13.58	15.10	970,096		0.36		0.25		1.55		21
	5/31/16		13.73	0.20		(0.69)		(0.49)	(0.19)	(0.65)	(0.84)	12.40	(3.36)	808,408		0.42		0.25		1.58		11
	5/31/15		13.57	0.19		0.80		0.99	(0.31)	(0.52)	(0.83)	13.73	7.60	871,827		0.42		0.25		1.43		11
	5/31/14		12.43	0.17		1.76		1.93	(0.38)	(0.41)	(0.79)	13.57	15.72	800,282		0.43		0.25		1.31		10
	5/31/13		10.42	0.20		2.26		2.46	(0.19)	(0.26)	(0.45)	12.43	24.12	693,253		0.43		0.25		1.74		12

76	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	77

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2040 FUND
Institutional Class:	5/31/17		$9.67	$0.17		$ 1.37		$ 1.54	$(0.19)	$(0.51)	$(0.70)	$10.51	16.65%	$2,799,289		0.11%		0.00%		1.67%		25%
	5/31/16		11.05	0.17		(0.62)		(0.45)	(0.21)	(0.72)	(0.93)	9.67	(3.83)	2,177,059		0.11		0.00		1.70		11
	5/31/15		11.07	0.17		0.70		0.87	(0.35)	(0.54)	(0.89)	11.05	8.35	2,002,921		0.12		0.00		1.60		11
	5/31/14		10.25	0.16		1.52		1.68	(0.43)	(0.43)	(0.86)	11.07	16.75	1,524,091		0.12		0.00		1.51		9
	5/31/13		8.65	0.18		1.96		2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
Advisor Class:	5/31/17		9.67	0.17		1.36		1.53	(0.19)	(0.51)	(0.70)	10.50	16.52	110		0.13		0.02		1.70		25
	5/31/16	‡	10.69	0.04		(0.13)		(0.09)	(0.21)	(0.72)	(0.93)	9.67	(0.60)[b]	102		0.14	[c]	0.03	[c]	0.78	[c]	11
Premier Class:	5/31/17		9.65	0.15		1.36		1.51	(0.18)	(0.51)	(0.69)	10.47	16.30	752,059		0.26		0.15		1.52		25
	5/31/16		11.02	0.15		(0.60)		(0.45)	(0.20)	(0.72)	(0.92)	9.65	(3.89)	597,044		0.26		0.15		1.56		11
	5/31/15		11.04	0.16		0.69		0.85	(0.33)	(0.54)	(0.87)	11.02	8.21	514,930		0.27		0.15		1.47		11
	5/31/14		10.22	0.16		1.50		1.66	(0.41)	(0.43)	(0.84)	11.04	16.64	497,618		0.27		0.15		1.50		9
	5/31/13		8.63	0.16		1.96		2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
Retirement Class:	5/31/17		12.61	0.19		1.80		1.99	(0.16)	(0.51)	(0.67)	13.93	16.29	1,182,985		0.36		0.25		1.43		25
	5/31/16		14.10	0.19		(0.78)		(0.59)	(0.18)	(0.72)	(0.90)	12.61	(4.03)	1,000,745		0.41		0.25		1.47		11
	5/31/15		13.89	0.19		0.87		1.06	(0.31)	(0.54)	(0.85)	14.10	8.03	1,116,406		0.42		0.25		1.36		11
	5/31/14		12.66	0.16		1.89		2.05	(0.39)	(0.43)	(0.82)	13.89	16.51	1,072,547		0.42		0.25		1.23		9
	5/31/13		10.57	0.20		2.40		2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13

LIFECYCLE 2045 FUND
Institutional Class:	5/31/17		10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.07	1,337,130		0.12		0.00		1.61		23
	5/31/16		11.44	0.18		(0.63)		(0.45)	(0.20)	(0.37)	(0.57)	10.42	(3.71)	922,057		0.12		0.00		1.68		8
	5/31/15		11.11	0.18		0.71		0.89	(0.32)	(0.24)	(0.56)	11.44	8.31	749,747		0.13		0.00		1.59		8
	5/31/14		9.94	0.16		1.49		1.65	(0.38)	(0.10)	(0.48)	11.11	16.79	489,349		0.14		0.00		1.51		6
	5/31/13		8.14	0.17		1.87		2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
Advisor Class:	5/31/17		10.42	0.18		1.55		1.73	(0.14)	(0.28)	(0.42)	11.73	17.05	115		0.13		0.01		1.64		23
	5/31/16	‡	11.08	0.04		(0.13)		(0.09)	(0.20)	(0.37)	(0.57)	10.42	(0.60)[b]	102		0.15	[c]	0.03	[c]	0.73	[c]	8
Premier Class:	5/31/17		10.38	0.16		1.55		1.71	(0.13)	(0.28)	(0.41)	11.68	16.88	390,630		0.27		0.15		1.47		23
	5/31/16		11.40	0.16		(0.62)		(0.46)	(0.19)	(0.37)	(0.56)	10.38	(3.86)	280,898		0.27		0.15		1.55		8
	5/31/15		11.08	0.16		0.71		0.87	(0.31)	(0.24)	(0.55)	11.40	8.10	207,328		0.28		0.15		1.47		8
	5/31/14		9.92	0.16		1.47		1.63	(0.37)	(0.10)	(0.47)	11.08	16.60	158,576		0.29		0.15		1.48		6
	5/31/13		8.12	0.16		1.87		2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
Retirement Class:	5/31/17		10.35	0.15		1.55		1.70	(0.12)	(0.28)	(0.40)	11.65	16.82	532,695		0.37		0.25		1.38		23
	5/31/16		11.37	0.15		(0.63)		(0.48)	(0.17)	(0.37)	(0.54)	10.35	(3.98)	402,825		0.42		0.25		1.45		8
	5/31/15		11.05	0.15		0.71		0.86	(0.30)	(0.24)	(0.54)	11.37	8.00	395,217		0.43		0.25		1.37		8
	5/31/14		9.89	0.13		1.48		1.61	(0.35)	(0.10)	(0.45)	11.05	16.52	326,030		0.44		0.25		1.23		6
	5/31/13		8.10	0.15		1.86		2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9

78	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	79

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2050 FUND
Institutional Class:	5/31/17		$10.42	$0.17		$1.59		$1.76	$(0.14)	$(0.27)	$(0.41)	$11.77	17.29%	$819,879		0.12%		0.00%		1.59%		22%
	5/31/16		11.42	0.17		(0.61)		(0.44)	(0.20)	(0.36)	(0.56)	10.42	(3.67)	550,907		0.13		0.00		1.66		9
	5/31/15		11.08	0.18		0.71		0.89	(0.32)	(0.23)	(0.55)	11.42	8.30	423,230		0.13		0.00		1.59		7
	5/31/14		9.91	0.16		1.49		1.65	(0.38)	(0.10)	(0.48)	11.08	16.76	266,715		0.15		0.00		1.51		6
	5/31/13		8.11	0.17		1.86		2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
Advisor Class:	5/31/17		10.42	0.18		1.58		1.76	(0.14)	(0.27)	(0.41)	11.77	17.27	115		0.14		0.01		1.62		22
	5/31/16	‡	11.06	0.03		(0.11)		(0.08)	(0.20)	(0.36)	(0.56)	10.42	(0.55)[b]	102		0.16	[c]	0.03	[c]	0.70	[c]	9
Premier Class:	5/31/17		10.39	0.16		1.57		1.73	(0.13)	(0.27)	(0.40)	11.72	16.99	269,303		0.27		0.15		1.45		22
	5/31/16		11.38	0.16		(0.60)		(0.44)	(0.19)	(0.36)	(0.55)	10.39	(3.73)	180,517		0.28		0.15		1.53		9
	5/31/15		11.05	0.17		0.70		0.87	(0.31)	(0.23)	(0.54)	11.38	8.09	130,718		0.28		0.15		1.51		7
	5/31/14		9.89	0.16		1.46		1.62	(0.36)	(0.10)	(0.46)	11.05	16.57	92,974		0.30		0.15		1.47		6
	5/31/13		8.09	0.16		1.86		2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
Retirement Class:	5/31/17		10.35	0.15		1.57		1.72	(0.12)	(0.27)	(0.39)	11.68	16.95	338,305		0.37		0.25		1.35		22
	5/31/16		11.35	0.15		(0.62)		(0.47)	(0.17)	(0.36)	(0.53)	10.35	(3.93)	243,273		0.43		0.25		1.44		9
	5/31/15		11.02	0.15		0.70		0.85	(0.29)	(0.23)	(0.52)	11.35	7.98	235,899		0.43		0.25		1.35		7
	5/31/14		9.86	0.13		1.48		1.61	(0.35)	(0.10)	(0.45)	11.02	16.48	189,266		0.45		0.25		1.23		6
	5/31/13		8.07	0.15		1.85		2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8

LIFECYCLE 2055 FUND
Institutional Class:	5/31/17		11.72	0.19		1.82		2.01	(0.17)	(0.25)	(0.42)	13.31	17.43	182,552		0.16		0.00		1.56		18
	5/31/16		12.77	0.19		(0.67)		(0.48)	(0.22)	(0.35)	(0.57)	11.72	(3.62)	97,784		0.19		0.00		1.62		24
	5/31/15		12.33	0.20		0.79		0.99	(0.35)	(0.20)	(0.55)	12.77	8.31	59,787		0.21		0.00		1.58		9
	5/31/14		11.00	0.17		1.65		1.82	(0.41)	(0.08)	(0.49)	12.33	16.70	29,574		0.32		0.00		1.49		10
	5/31/13		9.00	0.18		2.07		2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
Advisor Class:	5/31/17		11.72	0.20		1.80		2.00	(0.16)	(0.25)	(0.41)	13.31	17.41	116		0.18		0.02		1.59		18
	5/31/16	‡	12.36	0.04		(0.11)		(0.07)	(0.22)	(0.35)	(0.57)	11.72	(0.44)[b]	102		0.21	[c]	0.03	[c]	0.67	[c]	24
Premier Class:	5/31/17		11.68	0.17		1.81		1.98	(0.15)	(0.25)	(0.40)	13.26	17.27	84,446		0.31		0.15		1.42		18
	5/31/16		12.73	0.17		(0.66)		(0.49)	(0.21)	(0.35)	(0.56)	11.68	(3.76)	45,977		0.34		0.15		1.49		24
	5/31/15		12.30	0.18		0.79		0.97	(0.34)	(0.20)	(0.54)	12.73	8.13	26,407		0.36		0.15		1.47		9
	5/31/14		10.98	0.19		1.61		1.80	(0.40)	(0.08)	(0.48)	12.30	16.55	14,041		0.47		0.15		1.65		10
	5/31/13		8.99	0.17		2.06		2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
Retirement Class:	5/31/17		11.69	0.16		1.80		1.96	(0.14)	(0.25)	(0.39)	13.26	17.06	101,070		0.41		0.25		1.31		18
	5/31/16		12.73	0.16		(0.66)		(0.50)	(0.19)	(0.35)	(0.54)	11.69	(3.81)	60,056		0.49		0.25		1.33		24
	5/31/15		12.30	0.17		0.79		0.96	(0.33)	(0.20)	(0.53)	12.73	8.02	55,577		0.51		0.25		1.35		9
	5/31/14		10.98	0.15		1.64		1.79	(0.39)	(0.08)	(0.47)	12.30	16.41	35,171		0.62		0.25		1.26		10
	5/31/13		8.99	0.16		2.06		2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26

80	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	81

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized										Ratios to average net assets
	For the		Net asset	Net		& unrealized		Total gain	Less distributions from		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2060 FUND
Institutional Class:	5/31/17		$9.51	$0.14		$1.50		$1.64	$(0.14)	$(0.20)	$(0.34)	$10.81	17.52%	$19,932		0.75%		0.00%		1.44%		79%
	5/31/16		10.48	0.16		(0.55)		(0.39)	(0.19)	(0.39)	(0.58)	9.51	(3.52)	5,533		1.15		0.00		1.67		54
	5/31/15	^	10.00	0.14		0.60		0.74	(0.26)	—	(0.26)	10.48	7.55 [b]	5,622		1.64	[c]	0.00	[c]	2.06	[c]	12	[b]
Advisor Class:	5/31/17		9.51	0.15		1.48		1.63	(0.13)	(0.20)	(0.33)	10.81	17.50	119		0.77		0.03		1.53		79
	5/31/16	‡	10.15	0.03		(0.09)		(0.06)	(0.19)	(0.39)	(0.58)	9.51	(0.39)[b]	102		1.16	[c]	0.02	[c]	0.65	[c]	54
Premier Class:	5/31/17		9.50	0.13		1.49		1.62	(0.12)	(0.20)	(0.32)	10.80	17.41	5,826		0.90		0.15		1.32		79
	5/31/16		10.47	0.15		(0.56)		(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.68)	2,527		1.30		0.15		1.52		54
	5/31/15	^	10.00	0.13		0.60		0.73	(0.26)	—	(0.26)	10.47	7.40 [b]	2,686		1.82	[c]	0.15	[c]	1.92	[c]	12	[b]
Retirement Class:	5/31/17		9.50	0.12		1.49		1.61	(0.12)	(0.20)	(0.32)	10.79	17.23	10,908		1.00		0.25		1.20		79
	5/31/16		10.47	0.15		(0.56)		(0.41)	(0.17)	(0.39)	(0.56)	9.50	(3.74)	4,652		1.45		0.25		1.55		54
	5/31/15	^	10.00	0.12		0.60		0.72	(0.25)	—	(0.25)	10.47	7.38 [b]	3,165		1.99	[c]	0.25	[c]	1.77	[c]	12	[b]
^	The Fund commenced operations on September 26, 2014.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

82	2017 Annual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	83

Notes to financial statements

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method. The Funds estimate

84	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2017, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	85

Notes to financial statements

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018 while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds' various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Funds' financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

86	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Investments in unregistered limited partnerships: These investments are measured at fair value as of the valuation date using the NAV per share practical expedient and are not categorized within the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2017, there were no transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of May 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Fair value using Practical Expedient[a]	Total
Lifecycle Retirement Income
Registered investment companies	$485,780,156	$—	$—	$—	$485,780,156
TIAA-CREF Real Property Fund LP	—	—	—	9,145,886	9,145,886
Total	$485,780,156	$—	$—	$9,145,886	$494,926,042
Lifecycle 2010
Registered investment companies	$1,200,364,448	$—	$—	$—	$1,200,364,448
TIAA-CREF Real Property Fund LP	—	—	—	22,575,927	22,575,927
Total	$1,200,364,448	$—	$—	$22,575,927	$1,222,940,375
Lifecycle 2015
Registered investment companies	$1,890,339,249	$—	$—	$—	$1,890,339,249
TIAA-CREF Real Property Fund LP	—	—	—	35,597,933	35,597,933
Total	$1,890,339,249	$—	$—	$35,597,933	$1,925,937,182
Lifecycle 2020
Registered investment companies	$3,489,569,150	$—	$—	$—	$3,489,569,150
TIAA-CREF Real Property Fund LP	—	—	—	65,534,561	65,534,561
Total	$3,489,569,150	$—	$—	$65,534,561	$3,555,103,711
Lifecycle 2025
Registered investment companies	$3,799,827,035	$—	$—	$—	$3,799,827,035
TIAA-CREF Real Property Fund LP	—	—	—	71,249,492	71,249,492
Total	$3,799,827,035	$—	$—	$71,249,492	$3,871,076,527

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	87

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Fair value using Practical Expedient[a]	Total
Lifecycle 2030
Registered investment companies	$3,694,705,619	$—	$—	$—	$3,694,705,619
TIAA-CREF Real Property Fund LP	—	—	—	69,412,591	69,412,591
Total	$3,694,705,619	$—	$—	$69,412,591	$3,764,118,210
Lifecycle 2035
Registered investment companies	$3,725,476,174	$—	$—	$—	$3,725,476,174
TIAA-CREF Real Property Fund LP	—	—	—	70,006,801	70,006,801
Total	$3,725,476,174	$—	$—	$70,006,801	$3,795,482,975
Lifecycle 2040
Registered investment companies	$4,641,216,709	$—	$—	$—	$4,641,216,709
TIAA-CREF Real Property Fund LP	—	—	—	87,187,724	87,187,724
Total	$4,641,216,709	$—	$—	$87,187,724	$4,728,404,433
Lifecycle 2045
Registered investment companies	$2,216,028,274	$—	$—	$—	$2,216,028,274
TIAA-CREF Real Property Fund LP	—	—	—	41,562,224	41,562,224
Total	$2,216,028,274	$—	$—	$41,562,224	$2,257,590,498
Lifecycle 2050
Registered investment companies	$1,399,541,414	$—	$—	$—	$1,399,541,414
TIAA-CREF Real Property Fund LP	—	—	—	26,223,839	26,223,839
Total	$1,399,541,414	$—	$—	$26,223,839	$1,425,765,253
Lifecycle 2055
Registered investment companies	$360,849,650	$—	$—	$—	$360,849,650
TIAA-CREF Real Property Fund LP	—	—	—	6,735,804	6,735,804
Total	$360,849,650	$—	$—	$6,735,804	$367,585,454
Lifecycle 2060
Registered investment companies	$35,822,208	$—	$—	$—	$35,822,208
TIAA-CREF Real Property Fund LP	—	—	—	663,774	663,774
Total	$35,822,208	$—	$—	$663,774	$36,485,982
[a]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2019. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

88	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2017. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss	)
Lifecycle 2060	$231,916	$3,271,689	$5,306

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	89

Notes to financial statements

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of May 31, 2017:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	—%	9%
Lifecycle 2010	—	8
Lifecycle 2015	—	9
Lifecycle 2020	—	10
Lifecycle 2025	—	10
Lifecycle 2030	—	10
Lifecycle 2035	—	10
Lifecycle 2040	—	10
Lifecycle 2045	—	11
Lifecycle 2050	—	15
Lifecycle 2055	—	5
Lifecycle 2060	30	3

90	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in the TIAA-CREF Real Property Fund LP and in the Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$98,853,644	$27,144,984	$23,695,492	$783,790	$2,686,436	$101,949,986
TIAA-CREF Bond Plus	43,498,213	25,053,234	1,565,113	504,785	1,618,548	66,822,516
TIAA-CREF Emerging Markets Debt	3,956,958	5,433,308	513,507	17,287	323,084	9,351,222
TIAA-CREF Emerging Markets Equity	8,665,114	3,315,143	4,675,293	(414,159)	83,937	9,672,778
TIAA-CREF Enhanced International Equity Index	12,773,201	5,010,920	3,174,437	(277,636)	432,252	16,587,214
TIAA-CREF Enhanced Large-Cap Growth Index	19,865,585	4,484,830	4,772,484	470,781	300,387	22,584,416
TIAA-CREF Enhanced Large-Cap Value Index	19,059,727	5,499,884	4,450,214	914,306	428,473	21,223,815
TIAA-CREF Global Natural Resources	2,401,177	397,733	3,044,301	(179,064)	10,967	—
TIAA-CREF Growth & Income	17,561,975	9,546,940	2,919,674	463,687	272,935	27,506,561
TIAA-CREF High-Yield	11,871,555	1,894,987	4,557,787	(292,354)	550,434	9,865,343
TIAA-CREF Inflation-Linked Bond	39,458,747	11,867,635	7,002,343	(96,057)	653,638	44,402,490
TIAA-CREF International Bond	—	10,127,487	944,860	(28,001)	209,398	9,065,443
TIAA-CREF International Equity	15,123,136	3,807,823	8,025,136	128,053	201,296	12,885,790
TIAA-CREF International Opportunities	11,809,637	3,082,650	4,441,425	(34,746)	164,605	12,311,984
TIAA-CREF International Small-Cap Equity	—	7,494,147	267,749	3,529	—	8,026,472
TIAA-CREF Large-Cap Growth	21,142,253	4,539,596	4,106,596	358,841	127,448	25,217,610
TIAA-CREF Large-Cap Value	20,329,472	4,965,083	3,936,815	583,761	389,290	23,634,199
TIAA-CREF Mid-Cap Growth	927,828	142,619	1,080,831	59,004	910	—
TIAA-CREF Mid-Cap Value	978,407	205,888	1,234,403	110,118	4,072	—
TIAA-CREF Money Market	27,929	58	27,987	—	66	—
TIAA-CREF Real Property Fund LPa	—	9,136,338	133,328	387	53,772	9,145,886
TIAA-CREF Short-Term Bond	39,504,069	14,291,326	2,047,774	(1,116)	796,769	51,849,950
TIAA-CREF Small-Cap Equity	8,373,987	1,308,771	3,627,772	262,344	66,473	7,330,953
TIAA-CREF Small/Mid-Cap Equity	—	5,287,298	329,548	2,033	9,796	5,491,414
	$396,182,614	$164,038,682	$90,574,869	$3,339,573	$9,384,986	$494,926,042

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	91

Notes to financial statements

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2010 Fund
TIAA-CREF Bond	$265,160,510	$52,463,927	$68,808,008	$2,404,180	$6,922,058	$247,807,476
TIAA-CREF Bond Plus	120,650,562	50,767,653	8,340,776	1,224,866	4,200,440	162,599,038
TIAA-CREF Emerging Markets Debt	10,965,127	13,338,032	2,776,703	7,387	844,786	22,738,130
TIAA-CREF Emerging Markets Equity	26,167,411	7,537,195	14,800,675	(752,782)	240,833	25,674,501
TIAA-CREF Enhanced International Equity Index	39,090,264	12,400,749	12,828,263	(207,430)	1,243,840	44,036,721
TIAA-CREF Enhanced Large-Cap Growth Index	61,164,659	7,238,546	16,617,664	2,472,271	867,128	60,301,563
TIAA-CREF Enhanced Large-Cap Value Index	58,648,827	11,483,693	16,808,046	3,504,497	1,235,806	56,686,349
TIAA-CREF Global Natural Resources	7,333,405	951,676	9,045,025	(427,500)	34,779	—
TIAA-CREF Growth & Income	53,771,171	22,047,942	11,616,497	1,513,011	792,161	73,547,484
TIAA-CREF High-Yield	32,949,334	3,498,210	14,230,394	(574,712)	1,444,977	23,983,974
TIAA-CREF Inflation-Linked Bond	91,439,259	21,588,537	18,805,721	(218,329)	1,479,175	94,376,609
TIAA-CREF International Bond	—	25,385,863	3,039,632	(105,202)	534,151	22,012,148
TIAA-CREF International Equity	45,598,666	8,298,859	24,766,782	1,710,067	577,647	34,475,989
TIAA-CREF International Opportunities	36,137,062	6,564,615	14,908,088	1,218	475,108	32,923,815
TIAA-CREF International Small-Cap Equity	—	20,285,908	984,785	27,625	—	21,477,238
TIAA-CREF Large-Cap Growth	64,568,080	9,499,527	16,674,219	2,018,033	366,163	67,444,651
TIAA-CREF Large-Cap Value	62,178,355	9,531,232	15,265,704	2,511,113	1,116,225	63,179,198
TIAA-CREF Mid-Cap Growth	3,018,440	239,069	3,296,891	541,689	2,607	—
TIAA-CREF Mid-Cap Value	3,164,059	441,639	3,762,655	756,532	10,895	—
TIAA-CREF Money Market	58,970	—	58,970	—	139	—
TIAA-CREF Real Property Fund LPa	—	22,535,359	317,692	923	141,742	22,575,927
TIAA-CREF Short-Term Bond	91,537,031	28,617,068	7,573,768	(29,464)	1,796,299	112,808,736
TIAA-CREF Small-Cap Equity	25,612,568	2,437,153	12,236,777	1,940,721	191,487	19,607,549
TIAA-CREF Small/Mid-Cap Equity	—	14,746,813	1,599,365	17,020	28,267	14,683,279
	$1,099,213,760	$351,899,265	$299,163,100	$18,335,734	$24,546,713	$1,222,940,375

92	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2015 Fund
TIAA-CREF Bond	$404,396,208	$74,148,730	$96,792,786	$4,603,631	$10,635,872	$380,070,654
TIAA-CREF Bond Plus	191,900,432	71,169,673	12,612,970	2,357,361	6,552,583	249,757,722
TIAA-CREF Emerging Markets Debt	17,475,792	19,201,006	3,683,936	204,747	1,320,856	34,890,958
TIAA-CREF Emerging Markets Equity	45,799,688	10,820,646	23,696,015	(530,680)	425,349	44,849,831
TIAA-CREF Enhanced International Equity Index	69,211,377	18,721,401	20,277,050	808,921	2,198,898	77,142,247
TIAA-CREF Enhanced Large-Cap Growth Index	108,836,814	10,955,829	28,674,753	7,905,170	1,538,006	106,188,774
TIAA-CREF Enhanced Large-Cap Value Index	104,471,225	17,094,881	27,790,355	10,025,640	2,192,965	99,767,133
TIAA-CREF Global Natural Resources	13,002,310	1,079,638	15,495,802	(3,321,428)	68,163	—
TIAA-CREF Growth & Income	95,225,675	36,545,207	18,514,649	7,138,198	1,404,643	129,796,719
TIAA-CREF High-Yield	52,373,829	4,659,274	23,009,816	(522,171)	2,261,119	36,809,453
TIAA-CREF Inflation-Linked Bond	110,635,787	26,073,038	26,577,348	212,492	1,802,038	110,257,015
TIAA-CREF International Bond	—	38,844,341	4,670,368	76,310	826,056	33,648,864
TIAA-CREF International Equity	79,456,592	11,924,307	40,015,636	1,806,764	1,028,039	60,826,256
TIAA-CREF International Opportunities	63,893,225	9,473,167	24,353,194	986,712	841,194	58,117,104
TIAA-CREF International Small-Cap Equity	—	35,284,109	1,240,432	110,433	—	37,887,538
TIAA-CREF Large-Cap Growth	114,205,838	12,718,048	25,678,910	9,190,467	650,364	119,026,511
TIAA-CREF Large-Cap Value	110,112,680	16,262,891	26,807,303	9,118,347	1,984,289	111,534,466
TIAA-CREF Mid-Cap Growth	5,635,748	190,794	5,906,185	(387,758)	4,650	—
TIAA-CREF Mid-Cap Value	5,936,923	624,072	6,846,218	394,195	21,516	—
TIAA-CREF Money Market	143,165	—	143,165	—	337	—
TIAA-CREF Real Property Fund LPa	—	35,441,905	409,954	13,096	224,527	35,597,933
TIAA-CREF Short-Term Bond	110,751,814	35,939,114	7,720,695	40,140	2,191,692	139,252,881
TIAA-CREF Small-Cap Equity	45,343,588	3,823,334	21,303,640	3,393,760	339,590	34,601,920
TIAA-CREF Small/Mid-Cap Equity	—	25,588,865	2,387,934	319,599	50,173	25,913,203
	$1,748,808,710	$516,584,270	$464,609,114	$53,943,946	$38,562,919	$1,925,937,182

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	93

Notes to financial statements

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2020 Fund
TIAA-CREF Bond	$587,689,841	$156,431,045	$97,209,387	$7,029,429	$16,837,055	$643,703,496
TIAA-CREF Bond Plus	327,980,305	112,667,107	14,953,732	3,803,178	11,008,006	425,030,954
TIAA-CREF Emerging Markets Debt	29,796,731	31,175,556	5,010,544	348,061	2,215,262	59,226,100
TIAA-CREF Emerging Markets Equity	88,691,511	24,038,816	43,028,439	1,292,992	863,596	94,011,121
TIAA-CREF Enhanced International Equity Index	136,317,741	40,749,685	34,068,706	1,802,291	4,481,116	162,878,441
TIAA-CREF Enhanced Large-Cap Growth Index	215,411,553	27,066,165	48,062,610	14,982,951	3,142,007	225,395,176
TIAA-CREF Enhanced Large-Cap Value Index	206,828,175	37,812,033	44,748,179	19,626,889	4,481,716	211,804,170
TIAA-CREF Global Natural Resources	25,561,070	1,871,122	30,372,816	(5,388,344)	153,485	—
TIAA-CREF Growth & Income	187,324,563	78,830,390	24,125,554	11,210,945	2,855,019	276,166,822
TIAA-CREF High-Yield	89,540,623	9,793,809	41,678,923	(565,386)	3,821,713	62,410,121
TIAA-CREF Inflation-Linked Bond	129,580,963	43,338,210	40,067,399	286,349	2,225,304	132,826,268
TIAA-CREF International Bond	—	64,163,188	6,985,257	124,833	1,348,387	56,379,231
TIAA-CREF International Equity	153,837,856	27,251,789	71,525,372	5,223,409	2,102,102	129,583,420
TIAA-CREF International Opportunities	126,057,036	21,297,230	42,709,507	2,340,407	1,712,265	123,720,118
TIAA-CREF International Small-Cap Equity	—	74,507,038	1,868,424	167,375	—	80,739,988
TIAA-CREF Large-Cap Growth	224,869,274	29,448,766	37,920,274	15,562,936	1,329,697	253,486,367
TIAA-CREF Large-Cap Value	216,422,866	31,355,512	34,503,877	15,280,311	4,056,989	237,216,093
TIAA-CREF Mid-Cap Growth	11,780,960	442,950	12,387,936	(787,833)	9,507	—
TIAA-CREF Mid-Cap Value	12,293,336	1,324,352	14,213,772	883,676	44,186	—
TIAA-CREF Money Market	191,615	—	191,615	—	450	—
TIAA-CREF Real Property Fund LPa	—	65,137,868	636,758	20,342	399,036	65,534,561
TIAA-CREF Short-Term Bond	129,717,610	62,070,133	5,951,307	48,855	2,725,281	186,213,070
TIAA-CREF Small-Cap Equity	89,216,033	8,593,007	37,662,087	6,878,930	694,316	73,656,490
TIAA-CREF Small/Mid-Cap Equity	—	53,187,315	3,589,757	498,312	102,597	55,121,704
	$2,989,109,662	$1,002,553,086	$693,472,232	$100,670,908	$66,609,092	$3,555,103,711

94	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2025 Fund
TIAA-CREF Bond	$485,791,745	$175,748,680	$45,670,321	$5,867,959	$15,137,535	$612,338,151
TIAA-CREF Bond Plus	340,100,452	105,822,921	37,797,601	4,218,930	10,751,149	408,043,349
TIAA-CREF Emerging Markets Debt	30,953,848	27,405,117	5,110,274	350,547	2,172,992	56,494,016
TIAA-CREF Emerging Markets Equity	103,594,328	29,476,172	44,989,233	2,306,291	1,044,390	117,425,537
TIAA-CREF Enhanced International Equity Index	161,459,364	51,151,765	33,997,230	2,127,520	5,418,344	203,189,462
TIAA-CREF Enhanced Large-Cap Growth Index	255,718,567	41,381,999	51,823,687	17,407,109	3,804,037	283,062,155
TIAA-CREF Enhanced Large-Cap Value Index	245,813,214	52,957,593	46,950,551	22,662,072	5,429,050	265,958,156
TIAA-CREF Global Natural Resources	30,356,346	1,668,320	35,619,785	(5,887,469)	201,093	—
TIAA-CREF Growth & Income	221,616,622	103,084,649	18,521,599	10,861,490	3,447,164	347,851,305
TIAA-CREF High-Yield	92,840,148	10,444,707	48,479,683	(2,167,625)	3,776,255	59,595,800
TIAA-CREF Inflation-Linked Bond	72,681,300	34,134,333	38,896,494	5,682	1,322,687	67,663,243
TIAA-CREF International Bond	—	60,923,663	7,684,039	133,792	1,251,879	52,512,568
TIAA-CREF International Equity	179,452,421	35,093,827	75,883,398	7,354,067	2,547,705	163,255,952
TIAA-CREF International Opportunities	149,104,951	28,306,831	45,348,652	2,726,680	2,075,786	155,457,995
TIAA-CREF International Small-Cap Equity	—	92,330,374	895,909	105,112	—	101,460,295
TIAA-CREF Large-Cap Growth	266,991,118	41,338,928	35,102,535	15,825,987	1,612,777	318,890,977
TIAA-CREF Large-Cap Value	256,113,199	46,181,878	32,232,622	16,552,562	4,915,932	298,730,530
TIAA-CREF Mid-Cap Growth	14,587,395	279,319	15,096,311	(997,128)	12,702	—
TIAA-CREF Mid-Cap Value	15,232,992	1,689,952	17,654,978	1,344,954	53,230	—
TIAA-CREF Money Market	187,767	—	187,767	—	442	—
TIAA-CREF Real Property Fund LPa	—	70,139,767	—	—	423,009	71,249,492
TIAA-CREF Short-Term Bond	72,742,135	55,224,987	2,450,059	23,932	1,648,874	125,782,219
TIAA-CREF Small-Cap Equity	105,557,243	11,305,399	40,227,995	8,396,771	842,137	92,729,554
TIAA-CREF Small/Mid-Cap Equity	—	65,430,554	2,716,493	379,268	124,378	69,385,771
	$3,100,895,155	$1,141,521,735	$683,337,216	$109,598,503	$68,013,547	$3,871,076,527

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	95

Notes to financial statements

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2030 Fund
TIAA-CREF Bond	$372,704,851	$170,897,638	$31,647,401	$4,826,050	$12,344,237	$508,566,513
TIAA-CREF Bond Plus	302,714,825	78,306,211	56,626,315	4,044,014	9,159,489	324,176,055
TIAA-CREF Emerging Markets Debt	29,703,298	19,677,218	5,173,381	330,080	1,938,205	47,130,872
TIAA-CREF Emerging Markets Equity	110,902,295	32,296,723	46,675,348	2,695,306	1,139,836	128,517,844
TIAA-CREF Enhanced International Equity Index	174,378,746	57,732,415	35,681,207	2,391,776	5,910,661	223,427,552
TIAA-CREF Enhanced Large-Cap Growth Index	278,299,091	44,097,710	51,729,825	18,567,262	4,154,930	312,066,687
TIAA-CREF Enhanced Large-Cap Value Index	267,047,746	60,035,644	49,324,917	25,139,894	5,920,769	293,086,576
TIAA-CREF Global Natural Resources	32,692,412	1,545,074	38,215,246	(6,311,104)	232,416	—
TIAA-CREF Growth & Income	239,568,748	117,177,301	18,464,946	11,771,741	3,762,082	383,944,962
TIAA-CREF High-Yield	89,336,192	9,255,235	53,349,206	(2,946,903)	3,410,138	49,687,797
TIAA-CREF Inflation-Linked Bond	10,546,037	18,130,080	398,503	15,079	282,998	28,269,737
TIAA-CREF International Bond	—	50,338,193	7,203,070	118,623	1,042,501	42,523,862
TIAA-CREF International Equity	191,954,632	38,376,680	77,382,388	9,093,855	2,782,790	179,988,846
TIAA-CREF International Opportunities	161,407,803	30,248,119	45,346,814	2,792,266	2,284,032	171,915,532
TIAA-CREF International Small-Cap Equity	—	101,863,722	798,951	93,274	—	112,114,015
TIAA-CREF Large-Cap Growth	287,584,318	45,318,103	30,910,733	15,591,472	1,763,158	352,235,724
TIAA-CREF Large-Cap Value	276,844,555	48,771,440	26,907,462	16,538,225	5,390,137	329,730,511
TIAA-CREF Mid-Cap Growth	16,347,833	271,614	16,880,995	(955,252)	13,885	—
TIAA-CREF Mid-Cap Value	17,012,011	1,984,036	19,805,177	1,793,254	58,268	—
TIAA-CREF Money Market	180,589	—	180,589	—	425	—
TIAA-CREF Real Property Fund LPa	—	68,333,038	—	—	410,475	69,412,591
TIAA-CREF Short-Term Bond	10,556,405	18,205,307	512,184	5,638	330,064	28,288,646
TIAA-CREF Small-Cap Equity	114,168,157	12,397,000	41,596,795	9,929,078	920,956	102,421,911
TIAA-CREF Small/Mid-Cap Equity	—	72,231,130	2,887,070	407,652	135,852	76,611,977
	$2,983,950,544	$1,097,489,631	$657,698,523	$115,931,280	$63,388,304	$3,764,118,210

96	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2035 Fund
TIAA-CREF Bond	$235,271,603	$179,127,144	$35,131,323	$3,608,396	$8,794,835	$376,233,950
TIAA-CREF Bond Plus	224,704,985	69,983,991	52,218,684	3,458,423	6,850,422	242,303,881
TIAA-CREF Emerging Markets Debt	29,766,147	9,793,595	6,932,124	394,375	1,669,078	35,229,697
TIAA-CREF Emerging Markets Equity	122,389,038	35,134,682	49,207,085	3,346,449	1,276,465	144,082,771
TIAA-CREF Enhanced International Equity Index	194,042,101	64,911,296	38,428,329	2,588,596	6,635,825	250,753,434
TIAA-CREF Enhanced Large-Cap Growth Index	309,556,439	53,093,850	57,293,210	21,303,565	4,653,572	351,654,855
TIAA-CREF Enhanced Large-Cap Value Index	297,853,067	69,345,805	54,000,208	28,179,890	6,646,730	330,207,011
TIAA-CREF Global Natural Resources	36,507,128	1,807,265	42,857,760	(6,951,544)	273,192	—
TIAA-CREF Growth & Income	266,457,903	130,598,773	14,706,833	11,548,893	4,215,430	433,472,073
TIAA-CREF High-Yield	89,561,745	8,842,733	65,445,276	(3,820,456)	3,018,992	37,140,923
TIAA-CREF International Bond	—	37,768,322	8,021,855	117,367	756,795	29,297,524
TIAA-CREF International Equity	211,630,120	42,367,961	81,329,470	10,657,952	3,122,840	203,059,467
TIAA-CREF International Opportunities	179,768,931	33,981,727	48,641,200	3,219,720	2,565,259	193,954,891
TIAA-CREF International Small-Cap Equity	—	115,006,656	785,121	92,579	—	126,672,516
TIAA-CREF Large-Cap Growth	320,878,807	51,650,181	31,537,306	16,604,584	1,981,837	397,412,815
TIAA-CREF Large-Cap Value	307,952,117	55,620,133	25,934,786	17,772,519	6,049,516	372,087,871
TIAA-CREF Mid-Cap Growth	18,663,797	434,217	19,400,343	(1,064,390)	15,700	—
TIAA-CREF Mid-Cap Value	19,397,835	2,122,462	22,426,885	2,095,005	65,916	—
TIAA-CREF Money Market	186,540	—	186,540	—	438	—
TIAA-CREF Real Property Fund LPa	—	68,918,851	—	—	414,417	70,006,801
TIAA-CREF Small-Cap Equity	127,083,487	13,589,343	44,563,676	11,892,774	1,038,448	115,564,569
TIAA-CREF Small/Mid-Cap Equity	—	81,111,137	2,917,456	421,845	152,411	86,347,926
	$2,991,671,790	$1,125,210,124	$701,965,470	$125,466,542	$60,198,118	$3,795,482,975

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	97

Notes to financial statements

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2040 Fund
TIAA-CREF Bond	$53,464,563	$253,853,820	$42,483,720	$2,606,343	$5,129,287	$261,272,393
TIAA-CREF Bond Plus	225,442,975	83,446,913	135,794,212	3,860,448	5,834,462	173,428,359
TIAA-CREF Emerging Markets Debt	37,534,954	7,794,628	22,819,640	832,862	1,674,551	25,216,545
TIAA-CREF Emerging Markets Equity	168,424,155	46,731,373	66,911,225	4,171,223	1,752,775	197,426,039
TIAA-CREF Enhanced International Equity Index	268,694,767	85,126,121	50,700,063	3,566,565	9,127,631	344,625,440
TIAA-CREF Enhanced Large-Cap Growth Index	430,334,531	68,365,184	78,302,797	30,008,817	6,397,175	484,139,794
TIAA-CREF Enhanced Large-Cap Value Index	412,964,895	90,484,674	72,194,935	39,666,130	9,145,048	454,677,421
TIAA-CREF Global Natural Resources	50,410,054	2,351,407	59,097,187	(9,867,533)	388,661	—
TIAA-CREF Growth & Income	369,005,125	177,233,140	19,253,776	15,729,742	5,801,160	597,317,678
TIAA-CREF High-Yield	112,821,648	7,953,803	98,996,407	(6,333,935)	3,169,165	26,585,018
TIAA-CREF International Bond	—	26,931,059	10,685,872	54,555	514,517	15,908,267
TIAA-CREF International Equity	290,671,577	55,675,763	108,221,503	15,546,307	4,295,378	279,820,754
TIAA-CREF International Opportunities	248,993,691	46,327,164	67,747,181	4,491,857	3,520,238	267,159,439
TIAA-CREF International Small-Cap Equity	—	158,623,959	1,072,927	131,261	—	174,692,436
TIAA-CREF Large-Cap Growth	444,206,138	68,002,791	42,071,053	23,277,914	2,727,558	547,769,726
TIAA-CREF Large-Cap Value	426,765,737	72,589,972	33,831,323	24,037,831	8,322,186	512,846,059
TIAA-CREF Mid-Cap Growth	26,411,918	346,093	27,194,866	(1,585,280)	21,574	—
TIAA-CREF Mid-Cap Value	27,522,966	2,671,573	31,458,829	2,917,797	90,570	—
TIAA-CREF Money Market	273,445	—	273,445	—	644	—
TIAA-CREF Real Property Fund LPa	—	85,830,125	—	—	517,239	87,187,724
TIAA-CREF Small-Cap Equity	175,766,614	18,276,004	61,585,003	17,179,735	1,432,550	159,207,638
TIAA-CREF Small/Mid-Cap Equity	—	111,816,384	3,882,567	550,542	209,696	119,123,703
	$3,769,709,753	$1,470,431,950	$1,034,578,531	$170,843,181	$70,072,065	$4,728,404,433

98	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2045 Fund
TIAA-CREF Bond	$—	$100,425,243	$20,788,042	$12,878	$1,433,407	$78,278,635
TIAA-CREF Bond Plus	79,570,209	34,354,641	59,971,467	446,162	2,012,690	54,065,604
TIAA-CREF Emerging Markets Debt	15,998,547	3,061,140	12,277,490	243,089	662,567	7,856,958
TIAA-CREF Emerging Markets Equity	73,682,604	28,239,747	26,636,359	(2,760,885)	815,899	98,382,969
TIAA-CREF Enhanced International Equity Index	117,643,945	53,711,688	20,222,424	(2,850,896)	4,258,364	171,382,065
TIAA-CREF Enhanced Large-Cap Growth Index	188,298,804	54,267,368	31,303,539	3,677,120	2,988,730	241,449,553
TIAA-CREF Enhanced Large-Cap Value Index	180,692,013	63,753,444	27,944,655	7,421,582	4,266,241	226,917,474
TIAA-CREF Global Natural Resources	22,134,982	1,345,439	26,357,258	(601,216)	182,769	—
TIAA-CREF Growth & Income	160,754,969	110,004,877	6,115,476	3,857,959	2,686,596	298,071,921
TIAA-CREF High-Yield	47,983,538	3,396,016	45,110,671	310,983	1,280,960	8,283,870
TIAA-CREF International Bond	—	8,612,835	5,500,651	(159,877)	154,408	2,992,355
TIAA-CREF International Equity	126,842,370	36,386,690	43,900,135	(1,625,701)	2,002,343	139,743,576
TIAA-CREF International Opportunities	108,788,016	32,513,617	27,466,874	(985,502)	1,644,269	133,049,443
TIAA-CREF International Small-Cap Equity	—	78,821,983	220,073	1,709	—	86,967,825
TIAA-CREF Large-Cap Growth	193,484,333	57,507,602	15,028,982	2,292,267	1,272,391	273,528,056
TIAA-CREF Large-Cap Value	186,096,470	59,782,342	11,272,954	4,967,171	3,874,382	256,104,565
TIAA-CREF Mid-Cap Growth	11,627,244	498,137	12,316,305	192,137	9,981	—
TIAA-CREF Mid-Cap Value	12,061,303	2,031,879	14,666,843	1,655,830	41,887	—
TIAA-CREF Money Market	81,040	—	81,040	—	190	—
TIAA-CREF Real Property Fund LPa	—	40,928,258	—	—	234,274	41,562,224
TIAA-CREF Small-Cap Equity	76,807,100	15,898,537	25,301,618	452,994	665,905	79,473,278
TIAA-CREF Small/Mid-Cap Equity	—	55,252,418	977,937	5,752	97,804	59,480,127
	$1,602,547,487	$840,793,901	$433,460,793	$16,553,556	$30,586,057	$2,257,590,498

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	99

Notes to financial statements

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2050 Fund
TIAA-CREF Bond	$—	$54,209,777	$13,364,942	$(66,828)	$754,379	$40,117,064
TIAA-CREF Bond Plus	36,177,244	19,901,603	27,684,400	228,011	1,000,493	28,374,188
TIAA-CREF Emerging Markets Debt	9,711,323	1,770,492	7,990,299	174,283	387,683	4,123,486
TIAA-CREF Emerging Markets Equity	45,295,680	18,745,132	15,507,522	(1,613,236)	511,752	63,013,686
TIAA-CREF Enhanced International Equity Index	72,413,556	36,428,377	12,078,807	(1,791,180)	2,671,907	109,627,204
TIAA-CREF Enhanced Large-Cap Growth Index	115,835,393	38,396,633	18,632,713	2,222,890	1,876,028	154,609,141
TIAA-CREF Enhanced Large-Cap Value Index	111,116,520	44,418,775	16,695,057	4,656,934	2,677,432	145,268,605
TIAA-CREF Global Natural Resources	13,632,731	1,050,124	16,465,974	(337,980)	115,163	—
TIAA-CREF Growth & Income	98,811,530	73,849,909	2,865,460	2,435,301	1,681,709	190,868,703
TIAA-CREF High-Yield	29,137,142	2,251,244	28,245,549	179,609	757,063	4,350,191
TIAA-CREF International Bond	—	4,655,584	3,627,349	(83,455)	77,254	963,997
TIAA-CREF International Equity	78,011,122	24,685,248	26,349,275	(1,127,952)	1,256,347	89,314,862
TIAA-CREF International Opportunities	66,961,781	22,886,776	16,888,935	(638,976)	1,032,479	85,153,137
TIAA-CREF International Small-Cap Equity	—	50,505,812	136,952	1,626	—	55,696,317
TIAA-CREF Large-Cap Growth	118,939,673	40,379,411	8,056,311	1,423,576	798,546	175,076,649
TIAA-CREF Large-Cap Value	114,404,232	42,105,233	5,854,064	3,141,302	2,431,536	164,000,204
TIAA-CREF Mid-Cap Growth	7,143,514	401,680	7,662,016	94,143	6,270	—
TIAA-CREF Mid-Cap Value	7,432,466	1,349,602	9,137,136	973,673	26,323	—
TIAA-CREF Money Market	41,908	28	41,936	—	99	—
TIAA-CREF Real Property Fund LPa	—	25,825,702	—	—	145,129	26,223,839
TIAA-CREF Small-Cap Equity	47,224,015	11,167,446	15,003,229	271,466	417,786	50,877,745
TIAA-CREF Small/Mid-Cap Equity	—	35,253,542	416,168	2,048	61,370	38,106,235
	$972,289,830	$550,238,130	$252,704,094	$10,145,255	$18,686,748	$1,425,765,253

100	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2055 Fund
TIAA-CREF Bond	$—	$11,320,846	$3,228,328	$(31,830)	$148,212	$7,960,156
TIAA-CREF Bond Plus	5,058,455	4,961,769	4,160,032	19,328	175,263	5,836,352
TIAA-CREF Emerging Markets Debt	2,041,478	505,555	1,825,317	52,618	81,856	854,914
TIAA-CREF Emerging Markets Equity	9,647,673	6,423,588	3,081,311	(262,576)	120,099	16,434,294
TIAA-CREF Enhanced International Equity Index	15,450,328	12,346,447	2,659,568	(319,593)	627,150	28,385,296
TIAA-CREF Enhanced Large-Cap Growth Index	24,624,529	14,659,856	3,457,044	522,539	440,352	40,426,249
TIAA-CREF Enhanced Large-Cap Value Index	23,616,756	16,044,433	3,102,265	1,178,575	628,493	37,967,900
TIAA-CREF Global Natural Resources	2,908,887	401,007	3,707,401	105,098	26,994	—
TIAA-CREF Growth & Income	21,019,823	23,967,898	205,527	584,957	391,137	49,898,388
TIAA-CREF High-Yield	6,124,291	766,214	6,250,213	101,878	160,813	897,359
TIAA-CREF International Bond	—	962,686	749,517	(15,729)	13,845	201,272
TIAA-CREF International Equity	16,606,593	8,614,316	5,146,988	(235,483)	294,635	23,356,459
TIAA-CREF International Opportunities	14,272,832	8,529,349	3,602,043	(135,500)	242,574	22,234,307
TIAA-CREF International Small-Cap Equity	—	13,166,956	—	—	—	14,517,870
TIAA-CREF Large-Cap Growth	25,241,857	15,775,936	1,199,080	332,618	187,379	45,747,753
TIAA-CREF Large-Cap Value	24,296,397	16,432,381	866,482	770,547	570,708	42,872,472
TIAA-CREF Mid-Cap Growth	1,527,225	175,842	1,727,890	(21,147)	1,538	—
TIAA-CREF Mid-Cap Value	1,579,711	408,048	2,066,234	136,036	6,485	—
TIAA-CREF Money Market	6,600	14	6,614	—	15	—
TIAA-CREF Real Property Fund LPa	—	6,636,474	—	—	33,840	6,735,804
TIAA-CREF Small-Cap Equity	10,031,303	4,585,176	2,997,253	79,580	97,897	13,297,129
TIAA-CREF Small/Mid-Cap Equity	—	9,224,865	32,006	220	14,430	9,961,480
	$204,054,738	$175,909,656	$50,071,113	$2,862,136	$4,263,715	$367,585,454

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	101

Notes to financial statements

Issue	Value at May 31, 2016	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifecycle 2060 Fund
TIAA-CREF Bond	$—	$917,749	$360,278	$(6,457)	$9,651	$552,359
TIAA-CREF Bond Plus	148,565	529,980	243,487	(1,433)	9,263	433,901
TIAA-CREF Emerging Markets Debt	121,970	84,031	151,291	3,732	5,049	63,460
TIAA-CREF Emerging Markets Equity	583,852	1,114,834	329,249	(37,916)	8,808	1,652,169
TIAA-CREF Enhanced International Equity Index	933,399	2,034,654	427,206	(59,090)	45,924	2,846,611
TIAA-CREF Enhanced Large-Cap Growth Index	1,502,115	2,749,657	568,139	20,863	32,207	4,066,997
TIAA-CREF Enhanced Large-Cap Value Index	1,441,899	2,815,017	519,703	34,084	46,061	3,818,891
TIAA-CREF Global Natural Resources	175,349	77,921	278,971	9,938	1,962	—
TIAA-CREF Growth & Income	1,283,470	3,615,572	303,730	31,469	29,299	5,019,620
TIAA-CREF High-Yield	366,398	140,120	455,542	8,761	10,007	66,790
TIAA-CREF International Bond	—	69,400	61,476	(613)	744	7,435
TIAA-CREF International Equity	1,003,795	1,602,209	574,113	(13,420)	21,554	2,342,323
TIAA-CREF International Opportunities	862,540	1,528,526	428,729	(6,353)	17,824	2,237,956
TIAA-CREF International Small-Cap Equity	—	1,369,483	38,026	267	—	1,459,962
TIAA-CREF Large-Cap Growth	1,539,440	2,953,317	423,815	19,553	13,719	4,601,276
TIAA-CREF Large-Cap Value	1,481,557	3,027,590	389,162	37,550	41,825	4,312,762
TIAA-CREF Mid-Cap Growth	93,383	34,951	129,646	(4,860)	112	—
TIAA-CREF Mid-Cap Value	96,722	52,361	154,007	3,624	471	—
TIAA-CREF Money Market	100	—	100	—	—	—
TIAA-CREF Real Property Fund LPa	—	654,408	—	—	2,484	663,774
TIAA-CREF Small-Cap Equity	611,656	943,143	322,415	(6,929)	7,178	1,337,627
TIAA-CREF Small/Mid-Cap Equity	—	988,607	42,233	(447)	1,056	1,002,069
	$12,246,210	$27,303,530	$6,201,318	$32,323	$305,198	$36,485,982
[a]	Restricted security.

Note 4—investments

TIAA-CREF Real Property Fund LP (“RPF”): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the Commission. The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities

102	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At May 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax Cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$456,022,268	$38,988,626	$(84,852)	$38,903,774
Lifecycle 2010	1,077,297,748	145,860,305	(217,678)	145,642,627
Lifecycle 2015	1,854,174,220	87,051,757	(15,288,795)	71,762,962
Lifecycle 2020	3,370,905,440	203,406,158	(19,207,887)	184,198,271
Lifecycle 2025	3,614,511,874	273,340,322	(16,775,669)	256,564,653
Lifecycle 2030	3,461,655,649	316,097,839	(13,635,278)	302,462,561
Lifecycle 2035	3,436,396,926	369,118,511	(10,032,462)	359,086,049
Lifecycle 2040	4,212,484,259	525,376,913	(9,456,739)	515,920,174
Lifecycle 2045	1,953,321,736	304,940,997	(672,235)	304,268,762
Lifecycle 2050	1,242,290,324	183,766,323	(291,394)	183,474,929
Lifecycle 2055	331,551,517	36,063,507	(29,570)	36,033,937
Lifecycle 2060	34,315,154	2,170,828	—	2,170,828

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2017 were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$164,038,682	$90,574,869
Lifecycle 2010	351,899,265	299,163,100
Lifecycle 2015	516,584,270	464,609,114
Lifecycle 2020	1,002,553,086	693,472,232
Lifecycle 2025	1,141,521,735	683,337,216
Lifecycle 2030	1,097,489,631	657,698,523
Lifecycle 2035	1,125,210,124	701,965,470
Lifecycle 2040	1,470,431,950	1,034,578,531
Lifecycle 2045	840,793,901	433,460,793
Lifecycle 2050	550,238,130	252,704,094
Lifecycle 2055	175,909,656	50,071,113
Lifecycle 2060	37,830,762	16,748,851

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	103

Notes to financial statements

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2017 and May 31, 2016 was as follows:

	5/31/2017			5/31/2016
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$9,987,215	$6,251,395	$16,238,610	$8,435,298	$7,023,989	$15,459,287
Lifecycle 2010	26,554,416	17,652,462	44,206,878	26,555,702	24,732,599	51,288,301
Lifecycle 2015	45,886,584	56,557,106	102,443,690	38,711,408	91,652,566	130,363,974
Lifecycle 2020	79,912,308	105,492,759	185,405,067	61,528,039	138,381,666	199,909,705
Lifecycle 2025	77,861,438	119,430,625	197,292,063	61,980,200	148,141,962	210,122,162
Lifecycle 2030	67,847,935	130,044,506	197,892,441	59,037,253	150,786,615	209,823,868
Lifecycle 2035	63,476,036	139,099,844	202,575,880	55,022,919	164,951,289	219,974,208
Lifecycle 2040	73,247,918	191,536,597	264,784,515	64,955,423	228,844,376	293,799,799
Lifecycle 2045	22,972,968	48,271,775	71,244,743	26,239,106	48,454,666	74,693,772
Lifecycle 2050	13,934,655	28,449,715	42,384,370	15,350,067	27,876,548	43,226,615
Lifecycle 2055	3,382,820	5,348,989	8,731,809	2,848,870	4,434,364	7,283,234
Lifecycle 2060	257,019	393,505	650,524	227,801	436,531	664,332

As of May 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Total
Lifecycle Retirement Income	$923,100	$1,932,696	$38,903,776		$41,759,572
Lifecycle 2010	10,155,883	10,313,181	145,642,628		166,111,692
Lifecycle 2015	11,254,685	33,406,538	71,762,963		116,424,186
Lifecycle 2020	20,126,157	61,826,937	184,198,273		266,151,367
Lifecycle 2025	20,452,993	66,591,636	256,564,654		343,609,283
Lifecycle 2030	18,665,000	71,921,710	302,462,559		393,049,269
Lifecycle 2035	16,564,728	78,514,093	359,086,052		454,164,873
Lifecycle 2040	15,349,176	106,641,726	515,920,176		637,911,078
Lifecycle 2045	11,254,866	18,993,658	304,268,759		334,517,283
Lifecycle 2050	6,679,468	12,413,939	183,474,928		202,568,335
Lifecycle 2055	1,276,576	3,320,259	36,033,938		40,630,773
Lifecycle 2060	90,485	247,901	2,170,828		2,509,214

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short-term gain as ordinary income for tax purposes.

104	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	105

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Retirement Income Fund, Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, Lifecycle 2055 Fund, and Lifecycle 2060 Fund (twelve of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 14, 2017

106	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director, Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	107

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2017

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings, Inc. (since 2016); Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, Inc.; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, North Shore Land Alliance, Inc. and Prep for Prep.

108	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, MIT (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute; the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	109

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2017

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

110	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director, Senior General Counsel and Corporate Secretary	One-year term. Senior Managing Director since 2013, Senior General Counsel since 2017, and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	111

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the Lifecycle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of

112	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds;

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	113

Approval of investment management agreement (unaudited)

(6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Funds. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting

114	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

on March 23, 2017, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage the other series of the Trust, various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell shares of underlying funds for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

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Approval of investment management agreement (unaudited)

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of each Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board also noted Advisors’ waiver of the entire amount of each Fund’s management fee since their inception. The Board also acknowledged certain contractual fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that Advisors had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2016, and that Advisors expected this trend to continue. The Board also considered that Advisors may have indirect earnings or losses with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such

116	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, and has waived the entire amount of its management fees for the Funds since inception, there is little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Index Funds, which also have an annual management fee rate of 0.10%, with full or partial, voluntary waivers for these funds, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	117

Approval of investment management agreement (unaudited)

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016. Statements below regarding “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Lifecycle Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 2 in its Expense Group. Both the Fund’s actual management fee rate (including the waiver) and total expense ratio were in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-year period. The Fund ranked 1 out of 5 funds within its Performance Group for both the three- and five-year periods. The Fund was in the 1st quintile of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

118	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Lifecycle 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5, 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 1st and 3rd quintiles of its Expense Universe, respectively.
•	The Fund ranked 3 out of 5, 1 out of 3 and 1 out of 3 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	With respect to the Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4, 1 out of 2 and 2 out of 2 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund ranked 3 out of 4, 1 out of 2 and 1 out of 2 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	119

Approval of investment management agreement (unaudited)

Lifecycle 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one-year period. The Fund ranked 1 out of 5 funds within its Performance Group for both the three- and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5, 1 out of 2 and 2 out of 2 in its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund ranked 3 out of 5, 1 out of 3 and 1 out of 3 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

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continued

Lifecycle 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for the one-year period, and ranked 3 out of 5 and 1 out of 5 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	With respect to the Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5, 1 out of 2 and 2 out of 2 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund ranked 3 out of 5, 3 out of 3 and 1 out of 3 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	121

Approval of investment management agreement (unaudited)

Lifecycle 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 2nd, 3rd and 1st quintiles of its Performance Group for the one-, three-and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	With respect to the Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5, 1 out of 2 and 2 out of 2 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund ranked 3 out of 5, 3 out of 3 and 1 out of 3 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

122	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

continued

Lifecycle 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 3 and 2 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 3rd quintile of its Performance Group for the one-year period, while the Fund ranked 4 out of 5 and 1 out of 5 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 3 and 3 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for the one-year period, and ranked 3 out of 4 and 1 out of 3 funds within its Performance Group for the three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	123

Approval of investment management agreement (unaudited)	concluded

Lifecycle 2060 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2019.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 5 and 5 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund was in the 3rd and 1st quintiles of both its Performance Group and Performance Universe for the one-year and since-inception periods, respectively.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

124	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

Important tax information (unaudited)

For the year ended May 31, 2017, the Lifecycle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Lifecycle Retirement Income	$6,311,666
Lifecycle 2010	17,652,462
Lifecycle 2015	56,557,106
Lifecycle 2020	105,492,759
Lifecycle 2025	119,430,625
Lifecycle 2030	130,044,506
Lifecycle 2035	139,099,844
Lifecycle 2040	191,536,597
Lifecycle 2045	48,271,775
Lifecycle 2050	28,449,715
Lifecycle 2055	5,348,989
Lifecycle 2060	393,505

For the year ended May 31, 2017, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Retirement Income	23.14%
Lifecycle 2010	22.51%
Lifecycle 2015	25.82%
Lifecycle 2020	29.59%
Lifecycle 2025	35.30%
Lifecycle 2030	42.42%
Lifecycle 2035	50.15%
Lifecycle 2040	60.34%
Lifecycle 2045	71.04%
Lifecycle 2050	73.20%
Lifecycle 2055	75.10%
Lifecycle 2060	73.30%

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	125

Important tax information (unaudited)

For the year ended May 31, 2017, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Retirement Income	15.09%
Lifecycle 2010	14.53%
Lifecycle 2015	16.74%
Lifecycle 2020	19.21%
Lifecycle 2025	22.93%
Lifecycle 2030	27.61%
Lifecycle 2035	32.67%
Lifecycle 2040	39.41%
Lifecycle 2045	46.34%
Lifecycle 2050	47.78%
Lifecycle 2055	49.06%
Lifecycle 2060	47.93%

For the year ended May 31, 2017, the Lifecycle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Retirement Income Fund	$660,050	$0.01694
Lifecycle Fund 2010	1,898,461	0.01952
Lifecycle Fund 2015	3,362,049	0.01955
Lifecycle Fund 2020	6,852,505	0.02297
Lifecycle Fund 2025	8,294,389	0.02632
Lifecycle Fund 2030	9,065,428	0.02951
Lifecycle Fund 2035	10,174,221	0.03293
Lifecycle Fund 2040	13,985,810	0.03651
Lifecycle Fund 2045	6,523,269	0.03817
Lifecycle Fund 2050	4,093,388	0.03871
Lifecycle Fund 2055	960,747	0.04401
Lifecycle Fund 2060	70,393	0.03514

126	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

For the year ended May 31, 2017, the Lifecycle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Retirement Income Fund	$78,889	$0.00202
Lifecycle Fund 2010	226,849	0.00233
Lifecycle Fund 2015	401,482	0.00233
Lifecycle Fund 2020	817,547	0.00274
Lifecycle Fund 2025	989,483	0.00314
Lifecycle Fund 2030	1,081,649	0.00352
Lifecycle Fund 2035	1,213,469	0.00393
Lifecycle Fund 2040	1,667,501	0.00435
Lifecycle Fund 2045	777,523	0.00455
Lifecycle Fund 2050	487,879	0.00461
Lifecycle Fund 2055	114,515	0.00525
Lifecycle Fund 2060	8,394	0.00419

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	127

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

128	2017 Annual Report ■ TIAA-CREF Lifecycle Funds

concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2017 Annual Report	129

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

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Annual Report

May 31, 2017

TIAA-CREF Lifecycle Index Funds

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

Lifecycle Index Retirement	Lifecycle Index 2025 Fund	Lifecycle Index 2050 Fund
Income Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2055 Fund
Lifecycle Index 2010 Fund	Lifecycle Index 2035 Fund	Lifecycle Index 2060 Fund
Lifecycle Index 2015 Fund	Lifecycle Index 2040 Fund
Lifecycle Index 2020 Fund	Lifecycle Index 2045 Fund

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your Lifecycle Index Funds report

This annual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	3

Letter to investors

Global stock markets delivered double-digit returns during the twelve-month period, as signs of economic growth in the United States and other parts of the world, notably in Europe, stimulated a robust environment for equity investments. By comparison, U.S. fixed-income securities produced only low single-digit returns as their prices were dampened by rising interest rates. These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All twelve TIAA-CREF Lifecycle Index Funds delivered positive total returns that approximated the performance of their respective composite benchmarks. (All fund returns are for the Retirement Class.)
•	Returns for Retirement Class shares ranged from 7.6% for the Retirement Income Fund to 16.8% for the Lifecycle Index 2060 Fund.
•	These positive results continue to support the solid performance of the TIAA-CREF Lifecycle Index Funds over longer periods of time.

Stock markets rise amid signs of economic growth

For the twelve-month period, the broad U.S. stock market, as represented by the Russell 3000® Index, gained 17.7%. The U.S. economy delivered solid growth during the period, with inflation remaining stable and labor markets strengthening. Given this underlying economic strength, the Federal Reserve raised its federal funds target rate twice during the period, first in December 2016 and again in March 2017. The U.S. presidential election was a catalyst for stock prices as investors anticipated new government policies that might further stimulate the economy.

Signs of growing economic strength in other parts of the world, particularly in Europe, helped global stock prices to advance. The MSCI EAFE+EM Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, advanced 19.0%. Meanwhile, stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

Returns for U.S. investment-grade bonds were more muted, as investors faced the prospect of rising interest rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.6% for the period.

4	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Brad Finkle

Keep calm and carry on

No one can predict the future with absolute certainty. Instead, as Indian statesman Mohandas Gandhi once said, “The future depends on what you do today.” Saving for the retirement phase of one’s life can be a daunting process, even when the underpinnings of the financial markets seem stable, for circumstances can—and do—change.

TIAA-CREF Lifecycle Index Funds’ investment strategies are built around the realization that financial markets inevitably do change over time. The investment approach of these funds, with its dynamic diversification strategies and disciplined investment management stewardship, aims to help investors to “keep calm and carry on”—to use a famous British expression—in both the accumulation and distribution phases of their retirement savings efforts.

If you have questions or concerns about your investments, please consult with your financial advisor or call a TIAA financial consultant at 800-842-2252. We will be more than happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	5

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 40 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

About the funds’ composite benchmarks

Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed-income, short-term fixed-income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 23 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
•	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 9 through 13, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2016—May 31, 2017).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,059.42	$0.00		$0.56
5% annual hypothetical return	1,000.00	1,024.93	0.00		0.56
2010 Fund actual return	1,000.00	1,063.84	0.00		0.57
5% annual hypothetical return	1,000.00	1,024.93	0.00		0.56
2015 Fund actual return	1,000.00	1,068.67	0.00		0.52
5% annual hypothetical return	1,000.00	1,024.93	0.00		0.50
2020 Fund actual return	1,000.00	1,077.14	0.05		0.57
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.56
2025 Fund actual return	1,000.00	1,085.33	0.05		0.52
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.50
2030 Fund actual return	1,000.00	1,093.47	0.10		0.52
5% annual hypothetical return	1,000.00	1,024.83	0.10		0.50
2035 Fund actual return	1,000.00	1,101.91	0.10		0.52
5% annual hypothetical return	1,000.00	1,024.83	0.10		0.50
2040 Fund actual return	1,000.00	1,110.10	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2045 Fund actual return	1,000.00	1,113.36	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2050 Fund actual return	1,000.00	1,114.27	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2055 Fund actual return	1,000.00	1,115.61	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50
2060 Fund actual return	1,000.00	1,116.88	0.16		0.53
5% annual hypothetical return	1,000.00	1,024.78	0.15		0.50

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Retirement Income, 2010 and 2015 Funds; 0.01% for the 2020 and 2025 Funds; 0.02% for the 2030 and 2035 Funds; and 0.03% for the 2040, 2045, 2050, 2055 and 2060 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	9

Important information about expenses

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.10% for the 2015, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.11% for the Retirement Income, 2010 and 2020 Funds.

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Advisor Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,059.97	$0.10		$0.67
5% annual hypothetical return	1,000.00	1,024.83	0.10		0.66
2010 Fund actual return	1,000.00	1,063.68	0.05		0.62
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.61
2015 Fund actual return	1,000.00	1,069.20	0.05		0.62
5% annual hypothetical return	1,000.00	1,024.88	0.05		0.61
2020 Fund actual return	1,000.00	1,076.36	0.41		0.88
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.86
2025 Fund actual return	1,000.00	1,085.22	0.21		0.68
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.66
2030 Fund actual return	1,000.00	1,093.36	0.42		0.84
5% annual hypothetical return	1,000.00	1,024.53	0.40		0.81
2035 Fund actual return	1,000.00	1,101.82	0.21		0.58
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.56
2040 Fund actual return	1,000.00	1,109.40	0.53		0.89
5% annual hypothetical return	1,000.00	1,024.43	0.50		0.86
2045 Fund actual return	1,000.00	1,113.20	0.21		0.58
5% annual hypothetical return	1,000.00	1,024.73	0.20		0.56
2050 Fund actual return	1,000.00	1,113.58	0.53		0.90
5% annual hypothetical return	1,000.00	1,024.43	0.50		0.86
2055 Fund actual return	1,000.00	1,116.30	0.26		0.58
5% annual hypothetical return	1,000.00	1,024.68	0.25		0.56
2060 Fund actual return	1,000.00	1,116.66	0.26		0.63
5% annual hypothetical return	1,000.00	1,024.68	0.25		0.61

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by

10	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.01% for the 2010 and 2015 Funds; 0.02% for the Retirement Income Fund; 0.04% for the 2025, 2035 and 2045 Funds; 0.05% for the 2055 and 2060 Funds; 0.08% for the 2020 and 2030 Funds; and 0.10% for the 2040 and 2050 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.11% for the 2035, 2045 and 2055 Funds; 0.12% for the 2010, 2015 and 2060 Funds; 0.13% for the Retirement Income and 2025 Funds; 0.16% for the 2030 Fund; and 0.17% for the 2020, 2040 and 2050 Funds.

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Premier Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,059.41	$0.77		$1.33
5% annual hypothetical return	1,000.00	1,024.18	0.76		1.31
2010 Fund actual return	1,000.00	1,062.58	0.77		1.34
5% annual hypothetical return	1,000.00	1,024.18	0.76		1.31
2015 Fund actual return	1,000.00	1,068.85	0.77		1.29
5% annual hypothetical return	1,000.00	1,024.18	0.76		1.26
2020 Fund actual return	1,000.00	1,076.04	0.83		1.35
5% annual hypothetical return	1,000.00	1,024.13	0.81		1.31
2025 Fund actual return	1,000.00	1,084.25	0.83		1.30
5% annual hypothetical return	1,000.00	1,024.13	0.81		1.26
2030 Fund actual return	1,000.00	1,092.45	0.89		1.30
5% annual hypothetical return	1,000.00	1,024.08	0.86		1.26
2035 Fund actual return	1,000.00	1,100.97	0.89		1.31
5% annual hypothetical return	1,000.00	1,024.08	0.86		1.26
2040 Fund actual return	1,000.00	1,108.59	0.95		1.31
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26
2045 Fund actual return	1,000.00	1,111.79	0.95		1.32
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	11

Important information about expenses

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Premier Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
2050 Fund actual return	$1,000.00	$1,113.39	$0.95		$1.32
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26
2055 Fund actual return	1,000.00	1,114.65	0.95		1.32
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26
2060 Fund actual return	1,000.00	1,116.23	0.95		1.32
5% annual hypothetical return	1,000.00	1,024.03	0.91		1.26

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Retirement Income, 2010 and 2015 Funds; 0.16% for the 2020 and 2025 Funds; 0.17% for the 2030 and 2035 Funds; and 0.18% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.25% for the 2015, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.26% for the Retirement Income, 2010 and 2020 Funds.

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Retirement Income Fund actual return	$1,000.00	$1,059.00	$1.28		$1.85
5% annual hypothetical return	1,000.00	1,023.68	1.26		1.82
2010 Fund actual return	1,000.00	1,062.86	1.29		1.85
5% annual hypothetical return	1,000.00	1,023.68	1.26		1.82
2015 Fund actual return	1,000.00	1,068.33	1.29		1.80
5% annual hypothetical return	1,000.00	1,023.68	1.26		1.77
2020 Fund actual return	1,000.00	1,074.94	1.35		1.86
5% annual hypothetical return	1,000.00	1,023.64	1.31		1.82
2025 Fund actual return	1,000.00	1,083.32	1.35		1.82
5% annual hypothetical return	1,000.00	1,023.64	1.31		1.77

12	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifecycle Index Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
2030 Fund actual return	$1,000.00	$1,091.65	$1.41		$1.83
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.77
2035 Fund actual return	1,000.00	1,100.18	1.41		1.83
5% annual hypothetical return	1,000.00	1,023.59	1.36		1.77
2040 Fund actual return	1,000.00	1,108.36	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2045 Fund actual return	1,000.00	1,111.70	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2050 Fund actual return	1,000.00	1,112.70	1.47		1.84
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2055 Fund actual return	1,000.00	1,114.29	1.48		1.84
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77
2060 Fund actual return	1,000.00	1,115.30	1.48		1.85
5% annual hypothetical return	1,000.00	1,023.54	1.41		1.77

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Income, 2010 and 2015 Funds; 0.26% for the 2020 and 2025 Funds; 0.27% for the 2030 and 2035 Funds; and 0.28% for the 2040, 2045, 2050, 2055 and 2060 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.35% for the 2015, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060 Funds; and 0.36% for the Retirement Income, 2010 and 2020 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	13

Investment results of the Lifecycle Index Funds

Performance for the twelve months ended May 31, 2017

All twelve TIAA-CREF Lifecycle Index Funds delivered positive total returns that approximated the performance of their respective composite benchmarks for the twelve-month period. Returns for the Retirement Class ranged from 7.57% for the Retirement Income Fund to 16.84% for the 2060 Fund. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their benchmarks, which represent market performance without any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their respective benchmarks ranged from 0.27 of a percentage point for the 2055 Fund to 0.44 of a percentage point for the 2020 fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)

Stock markets rise amid signs of economic growth

The U.S. economy delivered stronger growth early in the reporting period, expanding by 3.5% in the third quarter of 2016. The pace of growth slowed later in the period, but unemployment declined to 4.3% in May—the lowest level in more than a decade. Inflation remained stable with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended May 31, 2017. Oil prices began the period at $49 and ended May at just slightly below this level.

Evidence of stronger labor markets and stable inflation led the Federal Reserve to raise the federal funds target rate in December 2016 and again in March 2017, leaving this key short-term rate at a range of 0.75%–1.00% at period-end. U.S. elections were a catalyst for stock prices as investors anticipated new government policies to further stimulate the economy. Signs of growing economic strength in other parts of the world, particularly Europe, helped advance global stock prices.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 17.69%. The MSCI EAFE+EM Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 23 emerging-markets countries, advanced 18.95% in U.S.-dollar terms. Stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

U.S. investment-grade bond investors faced the prospect of rising interest rates as the Fed began to slowly reverse its monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.58% for the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, returned 0.99%.

14	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Funds post gains as U.S. and foreign equities advance

Each Lifecycle Index Fund covered in this report delivered positive returns for the period, as most equity funds recorded gains.

The Lifecycle Index Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund, the Short-Term Bond Index Fund and the Inflation-Linked Bond Fund.

For the twelve-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by gains in U.S. and foreign stocks. The Emerging Markets Index, the Equity Index and the International Equity Index funds all experienced double-digit gains. The fixed-income index funds earned more modest gains.

Stocks boost performance

The Lifecycle Index Funds with larger allocations to stocks posted greater returns. For example, the 2040, 2045, 2050, 2055 and 2060 funds, each with at least 85% of their assets invested in equities as of period-end, gained as much as 16.84%. By comparison, the Retirement Income Fund, with about 60% of its portfolio invested in fixed income and 40% in equities at period-end, earned 7.57%. (Returns of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	15

Lifecycle Index Retirement Income Fund

Performance as of May 31, 2017

Lifecycle Index Retirement Income Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TRILX	9/30/09	7.81%	6.28%		6.66%		0.41%	0.10%
Advisor Class	TLIHX	12/4/15	7.86	6.10	†	6.45	†	0.49	0.18
Premier Class	TLIPX	9/30/09	7.73	6.14		6.51		0.56	0.25
Retirement Class	TRCIX	9/30/09	7.57	6.03		6.40		0.66	0.35
Lifecycle Index Retirement Income Fund Composite Index‡		—	7.99	6.44		6.83	§	—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 12.0% MSCI EAFE+EM Index; 10.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

16	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index Retirement Income Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	27.81%	28.00%
International equity	12.06	12.00
Fixed income
Fixed income	39.64	40.00
Inflation-protected assets	9.88	10.00
Short-term fixed income	9.89	10.00
Other assets & liabilities, net	0.72	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	17

Lifecycle Index 2010 Fund

Performance as of May 31, 2017

Lifecycle Index 2010 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TLTIX	9/30/09	8.47%	7.07%		7.20%		0.27%	0.10%
Advisor Class	TLTHX	12/4/15	8.38	6.89	†	6.98	†	0.35	0.18
Premier Class	TLTPX	9/30/09	8.19	6.91		7.04		0.42	0.25
Retirement Class	TLTRX	9/30/09	8.15	6.81		6.93		0.52	0.35
Lifecycle Index 2010 Fund Composite Index‡		—	8.57	7.21		7.35	§	—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2010 Fund Composite Index consisted of: 39.4% Bloomberg Barclays U.S. Aggregate Bond Index; 30.1% Russell 3000 Index; 12.9% MSCI EAFE+EM Index; 8.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 8.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

18	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	30.00%	30.10%
International equity	13.01	12.90
Fixed income
Fixed income	39.06	39.40
Inflation-protected assets	8.66	8.80
Short-term fixed income	8.66	8.80
Other assets & liabilities, net	0.61	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	19

Lifecycle Index 2015 Fund

Performance as of May 31, 2017

Lifecycle Index 2015 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TLFIX	9/30/09	9.28%	7.79%		7.68%		0.25%	0.10%
Advisor Class	TLFAX	12/4/15	9.25	7.61	†	7.47	†	0.33	0.18
Premier Class	TLFPX	9/30/09	9.15	7.64		7.52		0.40	0.25
Retirement Class	TLGRX	9/30/09	9.03	7.53		7.42		0.50	0.35
Lifecycle Index 2015 Fund Composite Index‡		—	9.40	7.94		7.84	§	—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2015 Fund Composite Index consisted of: 38.4% Bloomberg Barclays U.S. Aggregate Bond Index; 33.6% Russell 3000 Index; 14.4% MSCI EAFE+EM Index; 6.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 6.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

20	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2015 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	33.57%	33.60%
International equity	14.56	14.40
Fixed income
Fixed income	38.20	38.40
Inflation-protected assets	6.71	6.80
Short-term fixed income	6.71	6.80
Other assets & liabilities, net	0.25	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	21

Lifecycle Index 2020 Fund

Performance as of May 31, 2017

Lifecycle Index 2020 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TLWIX	9/30/09	10.50%	8.74%		8.28%		0.22%	0.10%
Advisor Class	TLWHX	12/4/15	10.42	8.52	†	8.05	†	0.30	0.18
Premier Class	TLWPX	9/30/09	10.32	8.57		8.11		0.37	0.25
Retirement Class	TLWRX	9/30/09	10.14	8.45		8.01		0.47	0.35
Lifecycle Index 2020 Fund Composite Index‡		—	10.58	8.86		8.43	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.4% Russell 3000 Index; 35.5% Bloomberg Barclays U.S. Aggregate Bond Index; 16.5% MSCI EAFE+EM Index; 4.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 4.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

22	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	38.34%	38.36%
International equity	16.63	16.44
Fixed income
Fixed income	35.33	35.60
Inflation-protected assets	4.72	4.80
Short-term fixed income	4.72	4.80
Other assets & liabilities, net	0.26	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	23

Lifecycle Index 2025 Fund

Performance as of May 31, 2017

Lifecycle Index 2025 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TLQIX	9/30/09	11.90%	9.69%		8.90%		0.22%	0.10%
Advisor Class	TLQHX	12/4/15	11.82	9.48	†	8.67	†	0.30	0.18
Premier Class	TLVPX	9/30/09	11.66	9.50		8.73		0.37	0.25
Retirement Class	TLQRX	9/30/09	11.50	9.40		8.62		0.47	0.35
Lifecycle Index 2025 Fund Composite Index‡		—	11.92	9.81		9.03	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2025 Fund Composite Index consisted of: 44.0% Russell 3000 Index; 31.5% Bloomberg Barclays U.S. Aggregate Bond Index; 18.9% MSCI EAFE+EM Index; 2.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 2.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

24	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2025 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of net assets as of 5/31/17	Target allocation for 6/30/17
Equity
U.S. equity	43.91%	43.96%
International equity	19.04	18.84
Fixed income
Fixed income	31.33	31.60
Inflation-protected assets	2.73	2.80
Short-term fixed income	2.74	2.80
Other assets & liabilities, net	0.25	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	25

Lifecycle Index 2030 Fund

Performance as of May 31, 2017

Lifecycle Index 2030 Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TLHIX	9/30/09	13.20%	10.61%		9.52%		0.21%	0.10%
Advisor Class	TLHHX	12/4/15	13.12	10.40	†	9.28	†	0.29	0.18
Premier Class	TLHPX	9/30/09	12.97	10.44		9.34		0.36	0.25
Retirement Class	TLHRX	9/30/09	12.90	10.33		9.24		0.46	0.35
Lifecycle Index 2030 Fund Composite Index‡		—	13.27	10.75		9.64	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2030 Fund Composite Index consisted of: 49.6% Russell 3000 Index; 27.5% Bloomberg Barclays U.S. Aggregate Bond Index; 21.3% MSCI EAFE+EM Index; 0.8% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 0.8% Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

26	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	49.49%	49.56%
International equity	21.44	21.24
Fixed income
Fixed income	27.37	27.60
Inflation-protected assets	0.75	0.80
Short-term fixed income	0.75	0.80
Other assets & liabilities, net	0.20	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	27

Lifecycle Index 2035 Fund

Performance as of May 31, 2017

Lifecycle Index 2035 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TLYIX	9/30/09	14.60%	11.52%		10.08%		0.21%	0.10%
Advisor Class	TLYHX	12/4/15	14.59	11.32	†	9.85	†	0.29	0.18
Premier Class	TLYPX	9/30/09	14.45	11.35		9.91		0.36	0.25
Retirement Class	TLYRX	9/30/09	14.31	11.24		9.80		0.47	0.35
Lifecycle Index 2035 Fund Composite Index‡		—	14.64	11.64		10.21	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2035 Fund Composite Index consisted of: 55.2% Russell 3000 Index; 23.7% MSCI EAFE+EM Index; and 21.1% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

28	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2035 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	55.02%	55.16%
International equity	23.84	23.64
Fixed income	20.89	21.20
Other assets & liabilities, net	0.25	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	29

Lifecycle Index 2040 Fund

Performance as of May 31, 2017

Lifecycle Index 2040 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TLZIX	9/30/09	16.02%	12.12%		10.43%		0.20%	0.10%
Advisor Class	TLZHX	12/4/15	15.94	11.91	†	10.20	†	0.28	0.18
Premier Class	TLPRX	9/30/09	15.81	11.94		10.26		0.35	0.25
Retirement Class	TLZRX	9/30/09	15.73	11.84		10.16		0.45	0.35
Lifecycle Index 2040 Fund Composite Index‡		—	16.02	12.23		10.56	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2040 Fund Composite Index consisted of: 60.8% Russell 3000 Index; 26.1% MSCI EAFE+EM Index; and 13.1% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

30	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	60.59%	60.76%
International equity	26.25	26.04
Fixed income	12.94	13.20
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	31

Lifecycle Index 2045 Fund

Performance as of May 31, 2017

Lifecycle Index 2045 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TLXIX	9/30/09	16.51%	12.22%		10.50%		0.22%	0.10%
Advisor Class	TLMHX	12/4/15	16.57	12.01	†	10.28	†	0.30	0.18
Premier Class	TLMPX	9/30/09	16.37	12.04		10.33		0.37	0.25
Retirement Class	TLMRX	9/30/09	16.24	11.92		10.22		0.47	0.35
Lifecycle Index 2045 Fund Composite Index‡		—	16.57	12.35		10.64	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.6% Russell 3000 Index; 27.2% MSCI EAFE+EM Index; and 9.2% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

32	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2045 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	63.17%	63.53%
International equity	27.36	27.22
Fixed income	9.16	9.25
Other assets & liabilities, net	0.31	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	33

Lifecycle Index 2050 Fund

Performance as of May 31, 2017

Lifecycle Index 2050 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#

		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TLLIX	9/30/09	16.75%	12.27%		10.54%		0.23%	0.10%
Advisor Class	TLLHX	12/4/15	16.67	12.06	†	10.31	†	0.31	0.18
Premier Class	TLLPX	9/30/09	16.61	12.11		10.38		0.38	0.25
Retirement Class	TLLRX	9/30/09	16.49	11.99		10.27		0.48	0.35
Lifecycle Index 2050 Fund Composite Index‡		—	16.79	12.41		10.68	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		13.71	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.65	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2050 Fund Composite Index consisted of: 64.4% Russell 3000 Index; 27.6% MSCI EAFE+EM Index; and 8.0% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

34	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	64.10%	64.40%
International equity	27.74	27.60
Fixed income	7.92	8.00
Other assets & liabilities, net	0.24	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	35

Lifecycle Index 2055 Fund

Performance as of May 31, 2017

Lifecycle Index 2055 Fund			Total	Average annual				Annual operating
			return	total return				expenses*#
		Inception				since fund
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TTIIX	4/29/11	16.95%	12.33%		8.80%		0.40%	0.10%
Advisor Class	TTIHX	12/4/15	17.02	12.14	†	8.60	†	0.48	0.18
Premier Class	TTIPX	4/29/11	16.77	12.18		8.65		0.55	0.25
Retirement Class	TTIRX	4/29/11	16.74	12.06		8.54		0.66	0.35
Lifecycle Index 2055 Fund Composite Index‡		—	17.01	12.47		8.92	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		11.81	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		3.21	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2055 Fund Composite Index consisted of: 65.3% Russell 3000 Index; 28.0% MSCI EAFE+EM Index; and 6.7% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

36	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2055 Fund

$10,000 invested at fund’s inception

Retirement Class (inception April 29, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	64.92%	65.28%
International equity	28.13	27.97
Fixed income	6.67	6.75
Other assets & liabilities, net	0.28	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	37

Lifecycle Index 2060 Fund

Performance as of May 31, 2017

Lifecycle Index 2060 Fund			Total	Average annual		Annual operating
			return	total return		expenses*#
		Inception		since fund
	Ticker	date	1 year	inception		gross	net
Institutional Class	TVIIX	9/26/14	17.22%	7.56%		1.27%	0.10%
Advisor Class	TVIHX	12/4/15	17.20	7.40	†	1.34	0.18
Premier Class	TVIPX	9/26/14	17.05	7.38		1.42	0.25
Retirement Class	TVITX	9/26/14	16.84	7.26		1.53	0.35
Lifecycle Index 2060 Fund Composite Index‡		—	17.22	7.64	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	9.62	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.78	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the funds’ prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursements will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Advisor Class. If these lower expenses had been reflected, the performance of the Advisor Class shown for this period would have been higher.
‡	As of the close of business on May 31, 2017, the Lifecycle Index 2060 Fund Composite Index consisted of: 66.1% Russell 3000 Index; 28.4% MSCI EAFE+EM Index; and 5.5% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Retirement Class.

38	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2060 Fund

$10,000 invested at fund’s inception

Retirement Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

	% of	Target
	net assets as	allocation
	of 5/31/17	for 6/30/17
Equity
U.S. equity	65.84%	66.15%
International equity	28.50	28.35
Fixed income	5.44	5.50
Other assets & liabilities, net	0.22	—
Total	100.00	100.00

Target allocation

For June 30, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	39

Portfolio of investments

Lifecycle Index Retirement Income Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.3% (a)
FIXED INCOME—39.6%
4,683,061	TIAA-CREF Bond Index Fund		$50,858,040	39.6%
	TOTAL FIXED INCOME		50,858,040	39.6
INFLATION-PROTECTED ASSETS—9.9%
1,100,305	TIAA-CREF Inflation-Linked Bond Fund		12,675,511	9.9
	TOTAL INFLATION-PROTECTED ASSETS		12,675,511	9.9
INTERNATIONAL EQUITY—12.1%
371,184	TIAA-CREF Emerging Markets Equity Index Fund		3,897,430	3.1
610,209	TIAA-CREF International Equity Index Fund		11,575,665	9.0
	TOTAL INTERNATIONAL EQUITY		15,473,095	12.1
SHORT-TERM FIXED INCOME—9.9%
1,270,643	TIAA-CREF Short-Term Bond Index Fund		12,681,019	9.9
	TOTAL SHORT-TERM FIXED INCOME		12,681,019	9.9
U.S. EQUITY—27.8%
1,991,797	TIAA-CREF Equity Index Fund		35,673,077	27.8
	TOTAL U.S. EQUITY		35,673,077	27.8
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $116,088,440)	127,360,742	99.3

	TOTAL PORTFOLIO	(Cost $116,088,440)	127,360,742	99.3
	OTHER ASSETS & LIABILITIES, NET		924,936	0.7
	NET ASSETS		$128,285,678	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2010 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.4% (a)
FIXED INCOME—39.0%
10,678,422	TIAA-CREF Bond Index Fund		$115,967,666	39.0%
	TOTAL FIXED INCOME		115,967,666	39.0
INFLATION-PROTECTED ASSETS—8.7%
2,232,134	TIAA-CREF Inflation-Linked Bond Fund		25,714,188	8.7
	TOTAL INFLATION-PROTECTED ASSETS		25,714,188	8.7
INTERNATIONAL EQUITY—13.0%
926,722	TIAA-CREF Emerging Markets Equity Index Fund		9,730,585	3.3
1,523,528	TIAA-CREF International Equity Index Fund		28,901,323	9.7
	TOTAL INTERNATIONAL EQUITY		38,631,908	13.0
SHORT-TERM FIXED INCOME—8.7%
2,576,604	TIAA-CREF Short-Term Bond Index Fund		25,714,511	8.7
	TOTAL SHORT-TERM FIXED INCOME		25,714,511	8.7
U.S. EQUITY—30.0%
4,972,944	TIAA-CREF Equity Index Fund		89,065,434	30.0
	TOTAL U.S. EQUITY		89,065,434	30.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $252,936,576)	295,093,707	99.4

	TOTAL PORTFOLIO	(Cost $252,936,576)	295,093,707	99.4
	OTHER ASSETS & LIABILITIES, NET		1,790,765	0.6
	NET ASSETS		$296,884,472	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	41

Portfolio of investments

Lifecycle Index 2015 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—38.2%
19,941,227	TIAA-CREF Bond Index Fund		$216,561,721	38.2%
	TOTAL FIXED INCOME		216,561,721	38.2
INFLATION-PROTECTED ASSETS—6.7%
3,302,005	TIAA-CREF Inflation-Linked Bond Fund		38,039,099	6.7
	TOTAL INFLATION-PROTECTED ASSETS		38,039,099	6.7
INTERNATIONAL EQUITY—14.6%
1,980,667	TIAA-CREF Emerging Markets Equity Index Fund		20,797,005	3.7
3,256,103	TIAA-CREF International Equity Index Fund		61,768,274	10.9
	TOTAL INTERNATIONAL EQUITY		82,565,279	14.6
SHORT-TERM FIXED INCOME—6.7%
3,812,834	TIAA-CREF Short-Term Bond Index Fund		38,052,087	6.7
	TOTAL SHORT-TERM FIXED INCOME		38,052,087	6.7
U.S. EQUITY—33.6%
10,628,576	TIAA-CREF Equity Index Fund		190,357,791	33.6
	TOTAL U.S. EQUITY		190,357,791	33.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $483,988,602)	565,575,977	99.8

	TOTAL PORTFOLIO	(Cost $483,988,602)	565,575,977	99.8
	OTHER ASSETS & LIABILITIES, NET		1,406,379	0.2
	NET ASSETS		$566,982,356	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2020 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—35.3%
37,532,007	TIAA-CREF Bond Index Fund		$407,597,599	35.3%
	TOTAL FIXED INCOME		407,597,599	35.3
INFLATION-PROTECTED ASSETS—4.7%
4,729,082	TIAA-CREF Inflation-Linked Bond Fund		54,479,021	4.7
	TOTAL INFLATION-PROTECTED ASSETS		54,479,021	4.7
INTERNATIONAL EQUITY—16.6%
4,601,633	TIAA-CREF Emerging Markets Equity Index Fund		48,317,145	4.2
7,564,545	TIAA-CREF International Equity Index Fund		143,499,417	12.4
	TOTAL INTERNATIONAL EQUITY		191,816,562	16.6
SHORT-TERM FIXED INCOME—4.7%
5,460,172	TIAA-CREF Short-Term Bond Index Fund		54,492,519	4.7
	TOTAL SHORT-TERM FIXED INCOME		54,492,519	4.7
U.S. EQUITY—38.4%
24,697,155	TIAA-CREF Equity Index Fund		442,326,041	38.4
	TOTAL U.S. EQUITY		442,326,041	38.4
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,001,792,976)	1,150,711,742	99.7

	TOTAL PORTFOLIO	(Cost $1,001,792,976)	1,150,711,742	99.7
	OTHER ASSETS & LIABILITIES, NET		3,021,123	0.3
	NET ASSETS		$1,153,732,865	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	43

Portfolio of investments

Lifecycle Index 2025 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—31.3%
36,323,842	TIAA-CREF Bond Index Fund		$394,476,927	31.3%
	TOTAL FIXED INCOME		394,476,927	31.3
INFLATION-PROTECTED ASSETS—2.7%
2,987,543	TIAA-CREF Inflation-Linked Bond Fund		34,416,501	2.7
	TOTAL INFLATION-PROTECTED ASSETS		34,416,501	2.7
INTERNATIONAL EQUITY—19.1%
5,750,632	TIAA-CREF Emerging Markets Equity Index Fund		60,381,641	4.8
9,453,630	TIAA-CREF International Equity Index Fund		179,335,359	14.3
	TOTAL INTERNATIONAL EQUITY		239,717,000	19.1
SHORT-TERM FIXED INCOME—2.7%
3,449,721	TIAA-CREF Short-Term Bond Index Fund		34,428,212	2.7
	TOTAL SHORT-TERM FIXED INCOME		34,428,212	2.7
U.S. EQUITY—44.0%
30,867,467	TIAA-CREF Equity Index Fund		552,836,326	44.0
	TOTAL U.S. EQUITY		552,836,326	44.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,087,301,656)	1,255,874,966	99.8

	TOTAL PORTFOLIO	(Cost $1,087,301,656)	1,255,874,966	99.8
	OTHER ASSETS & LIABILITIES, NET		3,109,836	0.2
	NET ASSETS		$1,258,984,802	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

44	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2030 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—27.3%
33,090,448	TIAA-CREF Bond Index Fund		$359,362,270	27.3%
	TOTAL FIXED INCOME		359,362,270	27.3
INFLATION-PROTECTED ASSETS—0.8%
856,978	TIAA-CREF Inflation-Linked Bond Fund		9,872,386	0.8
	TOTAL INFLATION-PROTECTED ASSETS		9,872,386	0.8
INTERNATIONAL EQUITY—21.4%
6,752,504	TIAA-CREF Emerging Markets Equity Index Fund		70,901,294	5.4
11,100,418	TIAA-CREF International Equity Index Fund		210,574,939	16.0
	TOTAL INTERNATIONAL EQUITY		281,476,233	21.4
SHORT-TERM FIXED INCOME—0.8%
989,477	TIAA-CREF Short-Term Bond Index Fund		9,874,976	0.8
	TOTAL SHORT-TERM FIXED INCOME		9,874,976	0.8
U.S. EQUITY—49.5%
36,272,945	TIAA-CREF Equity Index Fund		649,648,449	49.5
	TOTAL U.S. EQUITY		649,648,449	49.5
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,114,574,089)	1,310,234,314	99.8

	TOTAL PORTFOLIO	(Cost $1,114,574,089)	1,310,234,314	99.8
	OTHER ASSETS & LIABILITIES, NET		2,588,360	0.2
	NET ASSETS		$1,312,822,674	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	45

Portfolio of investments

Lifecycle Index 2035 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—20.9%
24,251,023	TIAA-CREF Bond Index Fund		$263,366,112	20.9%
	TOTAL FIXED INCOME		263,366,112	20.9
INTERNATIONAL EQUITY—23.9%
7,210,249	TIAA-CREF Emerging Markets Equity Index Fund		75,707,610	6.0
11,852,861	TIAA-CREF International Equity Index Fund		224,848,777	17.9
	TOTAL INTERNATIONAL EQUITY		300,556,387	23.9
U.S. EQUITY—55.0%
38,726,489	TIAA-CREF Equity Index Fund		693,591,427	55.0
	TOTAL U.S. EQUITY		693,591,427	55.0
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,053,521,751)	1,257,513,926	99.8

	TOTAL PORTFOLIO	(Cost $1,053,521,751)	1,257,513,926	99.8
	OTHER ASSETS & LIABILITIES, NET		3,143,546	0.2
	NET ASSETS		$1,260,657,472	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

46	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2040 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—12.9%
16,302,451	TIAA-CREF Bond Index Fund		$177,044,623	12.9%
	TOTAL FIXED INCOME		177,044,623	12.9
INTERNATIONAL EQUITY—26.3%
8,618,748	TIAA-CREF Emerging Markets Equity Index Fund		90,496,859	6.6
14,168,202	TIAA-CREF International Equity Index Fund		268,770,785	19.7
	TOTAL INTERNATIONAL EQUITY		359,267,644	26.3
U.S. EQUITY—60.6%
46,292,704	TIAA-CREF Equity Index Fund		829,102,323	60.6
	TOTAL U.S. EQUITY		829,102,323	60.6
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $1,111,358,284)	1,365,414,590	99.8

	TOTAL PORTFOLIO	(Cost $1,111,358,284)	1,365,414,590	99.8
	OTHER ASSETS & LIABILITIES, NET		2,986,828	0.2
	NET ASSETS		$1,368,401,418	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	47

Portfolio of investments

Lifecycle Index 2045 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—9.1%
6,888,701	TIAA-CREF Bond Index Fund		$74,811,289	9.1%
	TOTAL FIXED INCOME		74,811,289	9.1
INTERNATIONAL EQUITY—27.4%
5,364,020	TIAA-CREF Emerging Markets Equity Index Fund		56,322,205	6.9
8,817,703	TIAA-CREF International Equity Index Fund		167,271,833	20.5
	TOTAL INTERNATIONAL EQUITY		223,594,038	27.4
U.S. EQUITY—63.2%
28,822,459	TIAA-CREF Equity Index Fund		516,210,245	63.2
	TOTAL U.S. EQUITY		516,210,245	63.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $688,743,566)	814,615,572	99.7

	TOTAL PORTFOLIO	(Cost $688,743,566)	814,615,572	99.7
	OTHER ASSETS & LIABILITIES, NET		2,501,761	0.3
	NET ASSETS		$817,117,333	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

48	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2050 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—7.9%
4,206,528	TIAA-CREF Bond Index Fund		$45,682,892	7.9%
	TOTAL FIXED INCOME		45,682,892	7.9
INTERNATIONAL EQUITY—27.8%
3,836,595	TIAA-CREF Emerging Markets Equity Index Fund		40,284,250	7.0
6,306,781	TIAA-CREF International Equity Index Fund		119,639,636	20.8
	TOTAL INTERNATIONAL EQUITY		159,923,886	27.8
U.S. EQUITY—64.1%
20,630,408	TIAA-CREF Equity Index Fund		369,490,603	64.1
	TOTAL U.S. EQUITY		369,490,603	64.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $488,607,242)	575,097,381	99.8

	TOTAL PORTFOLIO	(Cost $488,607,242)	575,097,381	99.8
	OTHER ASSETS & LIABILITIES, NET		1,357,319	0.2
	NET ASSETS		$576,454,700	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	49

Portfolio of investments

Lifecycle Index 2055 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.7% (a)
FIXED INCOME—6.7%
1,063,502	TIAA-CREF Bond Index Fund		$11,549,632	6.7%
	TOTAL FIXED INCOME		11,549,632	6.7
INTERNATIONAL EQUITY—28.1%
1,168,270	TIAA-CREF Emerging Markets Equity Index Fund		12,266,834	7.1
1,920,479	TIAA-CREF International Equity Index Fund		36,431,491	21.0
	TOTAL INTERNATIONAL EQUITY		48,698,325	28.1
U.S. EQUITY—64.9%
6,274,615	TIAA-CREF Equity Index Fund		112,378,356	64.9
	TOTAL U.S. EQUITY		112,378,356	64.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $150,622,004)	172,626,313	99.7

	TOTAL PORTFOLIO	(Cost $150,622,004)	172,626,313	99.7
	OTHER ASSETS & LIABILITIES, NET		490,414	0.3
	NET ASSETS		$173,116,727	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

50	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments

Lifecycle Index 2060 Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—5.4%
129,896	TIAA-CREF Bond Index Fund		$1,410,666	5.4%
	TOTAL FIXED INCOME		1,410,666	5.4
INTERNATIONAL EQUITY—28.5%
177,315	TIAA-CREF Emerging Markets Equity Index Fund		1,861,808	7.2
291,478	TIAA-CREF International Equity Index Fund		5,529,347	21.3
	TOTAL INTERNATIONAL EQUITY		7,391,155	28.5
U.S. EQUITY—65.9%
953,425	TIAA-CREF Equity Index Fund		17,075,834	65.9
	TOTAL U.S. EQUITY		17,075,834	65.9
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $23,532,813)	25,877,655	99.8

	TOTAL PORTFOLIO	(Cost $23,532,813)	25,877,655	99.8
	OTHER ASSETS & LIABILITIES, NET		58,255	0.2
	NET ASSETS		$25,935,910	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	51

Statements of assets and liabilities

TIAA-CREF Lifecycle Index Funds  ■  May 31, 2017

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund
ASSETS
Affiliated investments, at value‡	$127,360,742	$295,093,707	$565,575,977	$1,150,711,742	$1,255,874,966	$1,310,234,314
Cash	34,625	192,528	830,880	2,295,989	1,963,518	3,637,000
Receivable from securities transactions	202,734	563,190	987,693	2,194,596	2,626,414	2,679,520
Receivable from Fund shares sold	1,079,356	1,568,608	1,053,167	2,367,337	2,510,438	2,399,177
Dividends and interest receivable	112,472	255,623	455,777	851,190	795,350	709,933
Due from affiliates	4,742	7,594	12,423	21,303	23,086	21,690
Other	2,030	7,930	13,731	21,314	21,245	22,368
Total assets	128,796,701	297,689,180	568,929,648	1,158,463,471	1,263,815,017	1,319,704,002
LIABILITIES
Management fees payable	2,095	4,856	9,285	18,904	20,632	21,507
Service agreement fees payable	1,538	2,821	4,853	11,002	12,050	11,790
Distribution fees payable	1,481	4,052	8,903	22,172	23,468	26,000
Due to affiliates	5,763	6,462	7,296	8,937	9,042	9,230
Payable for securities transactions	218,254	756,725	1,742,455	4,562,114	4,601,669	6,691,789
Payable for Fund shares redeemed	269,360	5,600	131,532	18,185	68,348	20,768
Payable for trustee compensation	2,963	10,601	18,381	30,443	30,664	32,372
Accrued expenses and other payables	9,569	13,591	24,587	58,849	64,342	67,872
Total liabilities	511,023	804,708	1,947,292	4,730,606	4,830,215	6,881,328
NET ASSETS	$128,285,678	$296,884,472	$566,982,356	$1,153,732,865	$1,258,984,802	$1,312,822,674
NET ASSETS CONSIST OF:
Paid-in-capital	$117,826,911	$256,617,728	$487,848,213	$1,007,353,294	$1,091,722,304	$1,118,047,127
Undistributed net investment income (loss)	201,523	1,134,897	1,951,193	3,463,997	3,127,900	2,701,924
Accumulated net realized gain (loss) on total investments	(1,015,058)	(3,025,284)	(4,404,425)	(6,003,192)	(4,438,712)	(3,586,602)
Net unrealized appreciation (depreciation) on total investments	11,272,302	42,157,131	81,587,375	148,918,766	168,573,310	195,660,225
NET ASSETS	$128,285,678	$296,884,472	$566,982,356	$1,153,732,865	$1,258,984,802	$1,312,822,674
INSTITUTIONAL CLASS:
Net assets	$79,296,374	$195,419,982	$377,197,287	$710,053,062	$778,156,740	$818,138,426
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,739,993	13,398,566	24,891,581	44,750,264	47,059,472	47,494,149
Net asset value per share	$13.81	$14.59	$15.15	$15.87	$16.54	$17.23

ADVISOR CLASS:
Net assets	$108,339	$108,964	$109,737	$243,961	$140,035	$149,567
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,841	7,469	7,240	15,380	8,473	8,685
Net asset value per share	$13.82	$14.59	$15.16	$15.86	$16.53	$17.22
PREMIER CLASS:
Net assets	$11,669,508	$32,512,708	$71,488,938	$175,521,444	$186,728,990	$206,717,011
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	845,241	2,235,673	4,734,876	11,109,348	11,334,303	12,050,830
Net asset value per share	$13.81	$14.54	$15.10	$15.80	$16.47	$17.15
RETIREMENT CLASS:
Net assets	$37,211,457	$68,842,818	$118,186,394	$267,914,398	$293,959,037	$287,817,670
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,698,492	4,758,424	7,855,278	17,018,478	17,920,606	16,848,216
Net asset value per share	$13.79	$14.47	$15.05	$15.74	$16.40	$17.08
‡ Affiliated investments, cost	$116,088,440	$252,936,576	$483,988,602	$1,001,792,976	$1,087,301,656	$1,114,574,089

52	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	53

Statements of assets and liabilities	concluded

TIAA-CREF Lifecycle Index Funds ■ May 31, 2017

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund
ASSETS
Affiliated investments, at value‡	$1,257,513,926	$1,365,414,590	$814,615,572	$575,097,381	$172,626,313	$25,877,655
Cash	2,429,666	2,616,821	1,231,418	1,366,941	93,777	54,196
Receivable from securities transactions	2,798,989	3,192,861	1,779,520	1,172,103	398,649	53,687
Receivable from Fund shares sold	3,276,096	2,994,634	3,012,194	1,853,295	643,452	89,308
Dividends and interest receivable	509,212	343,658	145,149	88,778	22,298	2,633
Due from affiliates	20,808	20,204	13,041	9,873	4,647	2,532
Other	21,336	25,337	11,677	7,809	1,791	234
Total assets	1,266,570,033	1,374,608,105	820,808,571	579,596,180	173,790,927	26,080,245
LIABILITIES
Management fees payable	20,653	22,437	13,386	9,438	2,839	424
Service agreement fees payable	10,406	9,393	6,946	5,269	2,070	219
Distribution fees payable	23,189	23,364	16,848	12,736	2,912	225
Due to affiliates	9,036	9,498	7,675	6,958	5,778	5,448
Payable for securities transactions	5,663,253	5,976,128	3,536,297	3,049,356	641,163	133,711
Payable for Fund shares redeemed	92,953	66,333	48,883	13,747	1,448	215
Payable for trustee compensation	30,781	35,929	17,753	12,035	2,922	391
Accrued expenses and other payables	62,290	63,605	43,450	31,941	15,068	3,702
Total liabilities	5,912,561	6,206,687	3,691,238	3,141,480	674,200	144,335
NET ASSETS	$1,260,657,472	$1,368,401,418	$817,117,333	$576,454,700	$173,116,727	$25,935,910
NET ASSETS CONSIST OF:
Paid-in-capital	$1,057,564,987	$1,115,769,964	$692,040,626	$490,242,986	$151,582,446	$23,676,887
Undistributed net investment income (loss)	1,815,778	1,031,009	344,093	191,159	75,207	3,061
Accumulated net realized gain (loss) on total investments	(2,715,468)	(2,455,861)	(1,139,392)	(469,584)	(545,235)	(88,880)
Net unrealized appreciation (depreciation) on total investments	203,992,175	254,056,306	125,872,006	86,490,139	22,004,309	2,344,842
NET ASSETS	$1,260,657,472	$1,368,401,418	$817,117,333	$576,454,700	$173,116,727	$25,935,910
INSTITUTIONAL CLASS:
Net assets	$822,391,699	$953,151,124	$513,659,664	$346,490,365	$99,157,569	$18,595,696
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	45,979,244	52,093,177	28,036,472	18,867,246	6,758,551	1,647,801
Net asset value per share	$17.89	$18.30	$18.32	$18.36	$14.67	$11.29
ADVISOR CLASS:
Net assets	$114,996	$212,702	$116,999	$227,467	$117,910	$117,801
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,432	11,627	6,388	12,394	8,040	10,435
Net asset value per share	$17.88	$18.29	$18.32	$18.35	$14.67	$11.29
PREMIER CLASS:
Net assets	$184,167,155	$185,887,481	$133,862,026	$101,526,844	$23,294,913	$1,809,806
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,343,350	10,206,160	7,337,018	5,553,888	1,591,104	160,440
Net asset value per share	$17.81	$18.21	$18.24	$18.28	$14.64	$11.28
RETIREMENT CLASS:
Net assets	$253,983,622	$229,150,111	$169,478,644	$128,210,024	$50,546,335	$5,412,607
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	14,323,156	12,627,225	9,330,183	7,044,205	3,460,038	480,525
Net asset value per share	$17.73	$18.15	$18.16	$18.20	$14.61	$11.26
‡ Affiliated investments, cost	$1,053,521,751	$1,111,358,284	$688,743,566	$488,607,242	$150,622,004	$23,532,813

54	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	55

Statements of operations

TIAA-CREF Lifecycle Index Funds  ■  For the year ended May 31, 2017

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,929,026	$5,426,127	$9,701,834	$19,239,637	$20,180,452	$21,671,183
Total income	1,929,026	5,426,127	9,701,834	19,239,637	20,180,452	21,671,183

EXPENSES
Management fees	99,247	263,664	471,043	917,409	957,543	1,011,991
Shareholder servicing — Institutional Class	2,444	1,985	2,489	3,393	3,489	3,765
Shareholder servicing — Advisor Class	29	16	16	83	27	47
Shareholder servicing — Premier Class	146	92	107	212	184	237
Shareholder servicing — Retirement Class	78,840	149,675	257,748	556,035	571,157	561,610
Distribution fees — Premier Class	18,791	43,524	97,387	230,484	243,331	264,458
Registration fees	66,245	69,594	70,493	80,243	87,082	74,829
Shareholder reports	26,838	19,279	26,302	50,669	51,562	55,856
Professional fees	24,624	25,628	26,802	29,145	29,369	29,617
Administrative service fees	15,779	17,925	20,123	24,744	25,054	25,948
Custody and accounting fees	11,549	11,219	11,220	11,212	11,461	11,215
Trustee fees and expenses	1,009	2,802	4,888	9,656	9,984	10,588
Other expenses	14,087	16,357	25,077	56,649	61,191	65,766
Total expenses	359,628	621,760	1,013,695	1,969,934	2,051,434	2,115,927
Less: Expenses reimbursed by the investment adviser	(161,923)	(164,158)	(186,758)	(265,920)	(279,860)	(278,143)
Fee waiver by investment adviser and TPIS	(96,453)	(255,551)	(442,131)	(772,578)	(807,198)	(752,331)
Net expenses	101,252	202,051	384,806	931,436	964,376	1,085,453

Net investment income (loss)	1,827,774	5,224,076	9,317,028	18,308,201	19,216,076	20,585,730

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(286,511)	(427,720)	(744,323)	(1,653,758)	(1,876,110)	(1,712,731)
Realized gain distributions from affiliated investments	117,623	375,890	727,918	1,639,572	1,934,857	2,316,759
Realized gain (loss) from sale of unaffiliated investments‡	12,341	2,589	(4,618)	21,951	52,588	—
Net realized gain (loss) from investments	(156,547)	(49,241)	(21,023)	7,765	111,335	604,028
Net change in unrealized appreciation (depreciation) from affiliated investments	6,044,266	16,365,369	33,190,814	75,352,754	90,881,971	107,919,815
Net realized and unrealized gain (loss) from investments	5,887,719	16,316,128	33,169,791	75,360,519	90,993,306	108,523,843
Net increase (decrease) in net assets from operations	$7,715,493	$21,540,204	$42,486,819	$93,668,720	$110,209,382	$129,109,573
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(53)	$—	$—	$—	$—	$—

56	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	57

Statements of operations	concluded

TIAA-CREF Lifecycle Index Funds ■ For the year ended May 31, 2017

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund	Lifecycle Index 2060 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$20,371,382	$22,703,050	$12,980,403	$9,022,297	$2,403,149	$336,844
Total income	20,371,382	22,703,050	12,980,403	9,022,297	2,403,149	336,844

EXPENSES
Management fees	957,218	1,067,152	612,216	425,560	114,868	16,398
Shareholder servicing — Institutional Class	3,557	3,925	3,305	3,533	2,667	2,342
Shareholder servicing — Advisor Class	16	95	16	105	16	16
Shareholder servicing — Premier Class	175	214	151	154	134	115
Shareholder servicing — Retirement Class	484,025	451,827	332,765	248,327	84,669	7,162
Distribution fees — Premier Class	231,714	228,844	166,929	123,445	24,258	1,976
Registration fees	73,007	74,935	72,865	68,694	68,490	64,904
Shareholder reports	50,464	64,330	42,399	37,228	19,847	9,078
Professional fees	29,339	29,978	27,435	26,392	24,634	24,005
Administrative service fees	25,030	27,075	21,429	19,418	15,853	14,881
Custody and accounting fees	11,192	11,197	11,192	11,198	11,439	11,460
Trustee fees and expenses	9,988	11,160	6,442	4,491	1,219	164
Other expenses	60,152	59,860	42,394	31,984	16,715	7,560
Total expenses	1,935,877	2,030,592	1,339,538	1,000,529	384,809	160,061
Less: Expenses reimbursed by the investment adviser	(263,403)	(283,076)	(227,938)	(203,593)	(161,539)	(134,761)
Fee waiver by investment adviser and TPIS	(684,168)	(685,591)	(394,571)	(274,613)	(74,761)	(10,645)
Net expenses	988,306	1,061,925	717,029	522,323	148,509	14,655

Net investment income (loss)	19,383,076	21,641,125	12,263,374	8,499,974	2,254,640	322,189

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(1,715,447)	(2,026,768)	(996,215)	(689,899)	(114,511)	(85,746)
Realized gain distributions from affiliated investments	2,422,037	2,996,331	1,779,313	1,255,133	338,753	48,127
Realized gain (loss) from sale of unaffiliated investments‡	—	—	—	(893)	11,567	6,064
Net realized gain (loss) from investments	706,590	969,563	783,098	564,341	235,809	(31,555)
Net change in unrealized appreciation (depreciation) from affiliated investments	114,351,981	140,027,137	83,871,268	59,180,512	16,504,480	2,464,134
Net realized and unrealized gain (loss) from investments	115,058,571	140,996,700	84,654,366	59,744,853	16,740,289	2,432,579
Net increase (decrease) in net assets from operations	$134,441,647	$162,637,825	$96,917,740	$68,244,827	$18,994,929	$2,754,768
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—	$—	$—	$(2,209)	$2,235	$750

58	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	59

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$1,827,774	$1,073,120	$5,224,076	$3,952,213	$9,317,028	$7,166,033
Net realized gain (loss) from investments		(156,547)	(241,727)	(49,241)	(282,560)	(21,023)	(113,244)
Net change in unrealized appreciation (depreciation) from affiliated investments		6,044,266	(275,613)	16,365,369	(3,121,358)	33,190,814	(6,916,242)
Net increase (decrease) in net assets from operations		7,715,493	555,780	21,540,204	548,295	42,486,819	136,547
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(988,439)	(625,899)	(3,390,060)	(2,618,298)	(5,873,621)	(4,591,536)
	Advisor Class†	(2,091)	(325)	(2,018)	(187)	(2,090)	(191)
	Premier Class	(231,994)	(201,235)	(527,821)	(427,166)	(1,191,920)	(1,063,895)
	Retirement Class	(510,365)	(216,046)	(1,055,148)	(729,460)	(1,808,398)	(1,175,890)
From realized gains:	Institutional Class	(104,881)	(56,805)	(560,071)	(308,320)	(1,111,013)	(609,013)
	Advisor Class†	(238)	(17)	(336)	(22)	(398)	(26)
	Premier Class	(28,661)	(20,619)	(93,829)	(54,529)	(242,843)	(152,343)
	Retirement Class	(63,218)	(21,361)	(195,778)	(97,722)	(382,781)	(177,023)
Total distributions		(1,929,887)	(1,142,307)	(5,825,061)	(4,235,704)	(10,613,064)	(7,769,917)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	52,481,834	19,169,801	62,572,840	45,853,493	137,127,436	71,150,976
	Advisor Class†	6,500	100,012	—	99,996	—	99,982
	Premier Class	2,334,605	4,658,337	8,324,969	6,765,375	15,409,370	12,383,615
	Retirement Class	27,585,461	15,792,662	25,705,528	22,095,605	53,148,583	43,398,709
Reinvestments of distributions:	Institutional Class	1,093,032	668,956	3,950,131	2,926,618	6,984,634	5,200,549
	Advisor Class†	103	—	—	—	—	—
	Premier Class	260,388	220,845	621,650	481,695	1,434,763	1,216,238
	Retirement Class	573,327	236,459	1,250,926	827,182	2,191,179	1,352,913
Redemptions:	Institutional Class	(17,530,831)	(8,063,520)	(34,894,554)	(15,788,418)	(50,703,461)	(29,255,758)
	Advisor Class†	(6,463)	—	—	—	—	—
	Premier Class	(4,256,134)	(1,791,566)	(4,924,077)	(3,405,327)	(10,769,097)	(6,675,113)
	Retirement Class	(14,798,261)	(2,751,682)	(12,638,041)	(12,551,877)	(31,787,899)	(20,659,364)
Net increase (decrease) from shareholder transactions		47,743,561	28,240,304	49,969,372	47,304,342	123,035,508	78,212,747
Net increase (decrease) in net assets		53,529,167	27,653,777	65,684,515	43,616,933	154,909,263	70,579,377
NET ASSETS
Beginning of period		74,756,511	47,102,734	231,199,957	187,583,024	412,073,093	341,493,716
End of period		$128,285,678	$74,756,511	$296,884,472	$231,199,957	$566,982,356	$412,073,093
Undistributed net investment income (loss) included in net assets		$201,523	$106,638	$1,134,897	$885,868	$1,951,193	$1,510,194
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,917,003	1,478,311	4,439,696	3,360,860	9,334,304	5,053,312
	Advisor Class†	483	7,841	—	7,469	—	7,240
	Premier Class	174,119	357,038	590,244	498,545	1,053,489	881,351
	Retirement Class	2,072,570	1,225,603	1,838,129	1,644,983	3,684,945	3,120,928
Shares reinvested:	Institutional Class	82,719	52,370	286,449	220,047	489,463	379,325
	Advisor Class†	8	—	—	—	—	—
	Premier Class	19,751	17,314	45,178	36,300	100,827	88,971
	Retirement Class	43,487	18,538	91,375	62,618	154,417	99,260
Shares redeemed:	Institutional Class	(1,306,171)	(622,637)	(2,468,584)	(1,169,014)	(3,461,710)	(2,081,709)
	Advisor Class†	(491)	—	—	—	—	—
	Premier Class	(318,931)	(137,920)	(351,371)	(248,873)	(738,812)	(478,589)
	Retirement Class	(1,106,738)	(213,435)	(903,493)	(935,680)	(2,198,901)	(1,480,428)
Net increase (decrease) from shareholder transactions		3,577,809	2,183,023	3,567,623	3,477,255	8,418,022	5,589,661
†	Advisor Class commenced operations on December 4, 2015.

60	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	61

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$18,308,201	$12,462,790	$19,216,076	$12,955,488	$20,585,730	$13,856,933
Net realized gain (loss) from investments		7,765	(313,154)	111,335	1,292,494	604,028	2,010,647
Net change in unrealized appreciation (depreciation) from affiliated investments		75,352,754	(12,610,302)	90,881,971	(16,534,326)	107,919,815	(20,853,261)
Net increase (decrease) in net assets from operations		93,668,720	(460,666)	110,209,382	(2,286,344)	129,109,573	(4,985,681)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(10,281,344)	(7,082,969)	(10,790,227)	(7,738,492)	(11,834,918)	(8,385,391)
	Advisor Class†	(4,172)	(192)	(2,109)	(199)	(2,149)	(205)
	Premier Class	(2,806,406)	(2,338,569)	(3,004,857)	(2,435,998)	(3,277,794)	(2,735,871)
	Retirement Class	(3,981,997)	(2,349,973)	(4,106,143)	(2,196,402)	(4,248,905)	(2,244,708)
From realized gains:	Institutional Class	(1,825,689)	(741,330)	(2,160,395)	(842,613)	(2,541,931)	(969,730)
	Advisor Class†	(744)	(20)	(425)	(22)	(465)	(24)
	Premier Class	(535,278)	(263,506)	(644,974)	(284,724)	(754,067)	(339,007)
	Retirement Class	(785,711)	(274,999)	(908,425)	(266,136)	(1,002,454)	(287,408)
Total distributions		(20,221,341)	(13,051,558)	(21,617,555)	(13,764,586)	(23,662,683)	(14,962,344)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	267,321,786	133,343,739	305,158,715	129,708,637	289,155,856	144,549,967
	Advisor Class†	131,174	99,979	27,717	100,026	34,146	99,983
	Premier Class	35,696,976	26,094,390	33,952,408	29,171,722	39,082,069	30,279,576
	Retirement Class	118,702,840	80,287,091	133,019,041	83,645,300	141,693,499	75,788,056
Reinvestments of distributions:	Institutional Class	12,107,033	7,824,300	12,950,622	8,581,105	14,376,849	9,355,121
	Advisor Class†	2,475	—	—	—	—	—
	Premier Class	3,341,684	2,602,075	3,649,831	2,720,722	4,031,861	3,074,878
	Retirement Class	4,767,708	2,624,972	5,014,568	2,462,538	5,251,359	2,532,116
Redemptions:	Institutional Class	(44,987,907)	(28,671,304)	(41,964,551)	(16,953,813)	(37,086,035)	(14,554,822)
	Advisor Class†	(6,752)	—	(814)	—	—	—
	Premier Class	(11,273,362)	(6,955,615)	(7,678,053)	(4,925,589)	(7,273,350)	(5,753,171)
	Retirement Class	(45,632,197)	(20,478,643)	(35,269,723)	(13,726,269)	(37,301,569)	(14,854,013)
Net increase (decrease) from shareholder transactions		340,171,458	196,770,984	408,859,761	220,784,379	411,964,685	230,517,691
Net increase (decrease) in net assets		413,618,837	183,258,760	497,451,588	204,733,449	517,411,575	210,569,666
NET ASSETS
Beginning of period		740,114,028	556,855,268	761,533,214	556,799,765	795,411,099	584,841,433
End of period		$1,153,732,865	$740,114,028	$1,258,984,802	$761,533,214	$1,312,822,674	$795,411,099
Undistributed net investment income (loss) included in net assets		$3,463,997	$2,229,715	$3,127,900	$1,815,160	$2,701,924	$1,479,960
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	17,511,199	9,187,137	19,218,609	8,657,274	17,597,317	9,386,968
	Advisor Class†	8,649	6,999	1,722	6,800	2,085	6,600
	Premier Class	2,357,720	1,798,218	2,164,950	1,955,805	2,408,780	1,967,354
	Retirement Class	7,903,810	5,576,931	8,548,859	5,648,287	8,807,633	4,962,112
Shares reinvested:	Institutional Class	813,645	552,174	839,859	588,553	899,678	623,675
	Advisor Class†	166	—	—	—	—	—
	Premier Class	225,485	184,153	237,464	187,120	253,258	205,677
	Retirement Class	322,578	186,300	327,535	169,830	331,107	169,827
Shares redeemed:	Institutional Class	(2,946,400)	(1,972,462)	(2,655,927)	(1,127,921)	(2,256,656)	(940,943)
	Advisor Class†	(434)	—	(49)	—	—	—
	Premier Class	(747,209)	(483,916)	(489,927)	(329,057)	(449,458)	(377,546)
	Retirement Class	(3,022,774)	(1,416,907)	(2,268,322)	(922,770)	(2,295,393)	(967,919)
Net increase (decrease) from shareholder transactions		22,426,435	13,618,627	25,924,773	14,833,921	25,298,351	15,035,805
†	Advisor Class commenced operations on December 4, 2015.

62	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	63

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ■  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$19,383,076	$13,345,804	$21,641,125	$15,552,134	$12,263,374	$7,967,573
Net realized gain (loss) from investments		706,590	2,752,504	969,563	4,103,435	783,098	1,720,111
Net change in unrealized appreciation (depreciation) from affiliated investments		114,351,981	(24,108,340)	140,027,137	(33,372,982)	83,871,268	(15,411,140)
Net increase (decrease) in net assets from operations		134,441,647	(8,010,032)	162,637,825	(13,717,413)	96,917,740	(5,723,456)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(11,951,962)	(8,760,821)	(14,661,934)	(11,152,009)	(7,360,454)	(4,863,922)
	Advisor Class†	(2,176)	(206)	(5,832)	(208)	(2,227)	(208)
	Premier Class	(2,931,582)	(2,352,098)	(2,917,908)	(2,267,129)	(2,137,846)	(1,691,479)
	Retirement Class	(3,580,105)	(1,878,554)	(3,491,001)	(1,901,237)	(2,557,464)	(1,362,983)
From realized gains:	Institutional Class	(2,844,285)	(1,102,162)	(3,852,604)	(1,578,324)	(1,738,432)	(614,700)
	Advisor Class†	(521)	(26)	(1,538)	(30)	(530)	(27)
	Premier Class	(745,404)	(316,608)	(817,528)	(342,925)	(538,766)	(228,608)
	Retirement Class	(936,931)	(259,888)	(1,006,889)	(296,356)	(663,138)	(188,916)
Total distributions		(22,992,966)	(14,670,363)	(26,755,234)	(17,538,218)	(14,998,857)	(8,950,843)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	277,304,919	131,577,477	259,050,206	164,770,905	190,194,052	97,547,105
	Advisor Class†	—	99,977	175,640	99,983	—	100,011
	Premier Class	35,373,129	28,722,174	41,566,037	28,163,517	25,604,423	19,915,669
	Retirement Class	117,506,520	78,073,448	102,059,814	71,069,309	71,058,792	60,053,565
Reinvestments of distributions:	Institutional Class	14,796,247	9,862,982	18,514,538	12,730,333	9,098,886	5,478,622
	Advisor Class†	—	—	4,560	—	—	—
	Premier Class	3,676,986	2,668,706	3,735,436	2,610,055	2,676,612	1,920,087
	Retirement Class	4,517,036	2,138,442	4,497,890	2,197,593	3,220,602	1,551,899
Redemptions:	Institutional Class	(29,980,704)	(7,469,606)	(25,706,503)	(9,549,230)	(14,816,854)	(4,339,609)
	Advisor Class†	—	—	(94,795)	—	—	—
	Premier Class	(4,011,478)	(3,884,639)	(3,896,459)	(3,491,468)	(2,475,078)	(3,331,441)
	Retirement Class	(29,718,685)	(10,666,254)	(33,797,463)	(11,020,838)	(19,415,736)	(8,457,513)
Net increase (decrease) from shareholder transactions		389,463,970	231,122,707	366,108,901	257,580,159	265,145,699	170,438,395
Net increase (decrease) in net assets		500,912,651	208,442,312	501,991,492	226,324,528	347,064,582	155,764,096
NET ASSETS
Beginning of period		759,744,821	551,302,509	866,409,926	640,085,398	470,052,751	314,288,655
End of period		$1,260,657,472	$759,744,821	$1,368,401,418	$866,409,926	$817,117,333	$470,052,751
Undistributed net investment income (loss) included in net assets		$1,815,778	$898,527	$1,031,009	$466,559	$344,093	$138,710
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	16,295,968	8,286,164	14,951,263	10,214,685	11,010,620	6,100,209
	Advisor Class†	—	6,432	10,355	6,355	—	6,388
	Premier Class	2,114,014	1,809,880	2,451,423	1,760,071	1,505,447	1,253,064
	Retirement Class	7,070,625	4,975,962	6,042,340	4,461,382	4,218,068	3,767,865
Shares reinvested:	Institutional Class	896,199	640,869	1,101,400	818,671	541,923	353,916
	Advisor Class†	—	—	271	—	—	—
	Premier Class	223,661	174,084	223,144	168,391	159,989	124,439
	Retirement Class	275,765	139,950	269,496	142,147	193,198	100,904
Shares redeemed:	Institutional Class	(1,764,944)	(473,528)	(1,495,180)	(599,056)	(854,899)	(271,587)
	Advisor Class†	—	—	(5,354)	—	—	—
	Premier Class	(241,856)	(249,763)	(229,922)	(222,360)	(145,227)	(214,115)
	Retirement Class	(1,777,673)	(672,440)	(1,980,580)	(686,808)	(1,134,805)	(530,305)
Net increase (decrease) from shareholder transactions		23,091,759	14,637,610	21,338,656	16,063,478	15,494,314	10,690,778
†	Advisor Class commenced operations on December 4, 2015.

64	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	65

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds ■ For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund		Lifecycle Index 2060 Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$8,499,974	$5,355,633	$2,254,640	$1,077,277	$322,189	$220,512
Net realized gain (loss) from investments		564,341	1,384,911	235,809	(285,157)	(31,555)	34,165
Net change in unrealized appreciation (depreciation) from affiliated investments		59,180,512	(9,993,308)	16,504,480	(1,358,577)	2,464,134	(498,168)
Net increase (decrease) in net assets from operations		68,244,827	(3,252,764)	18,994,929	(566,457)	2,754,768	(243,491)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(4,865,780)	(3,180,197)	(1,270,158)	(666,247)	(246,267)	(181,773)
	Advisor Class†	(5,988)	(208)	(2,175)	(208)	(2,258)	(211)
	Premier Class	(1,567,588)	(1,181,840)	(305,141)	(163,485)	(24,895)	(20,476)
	Retirement Class	(1,931,108)	(987,963)	(613,714)	(251,082)	(48,462)	(19,616)
From realized gains:	Institutional Class	(1,107,067)	(395,200)	(206,861)	(88,805)	(66,562)	(32,729)
	Advisor Class†	(1,368)	(26)	(357)	(28)	(615)	(38)
	Premier Class	(380,299)	(156,841)	(52,552)	(23,325)	(7,294)	(3,962)
	Retirement Class	(480,839)	(133,998)	(108,807)	(36,566)	(14,237)	(3,998)
Total distributions		(10,340,037)	(6,036,273)	(2,559,765)	(1,229,746)	(410,590)	(262,803)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	134,179,422	67,264,523	49,902,781	22,341,521	9,208,389	1,658,218
	Advisor Class†	192,277	100,026	—	100,029	—	100,019
	Premier Class	23,450,037	17,499,872	10,316,515	5,219,651	584,753	43,033
	Retirement Class	60,077,404	43,559,281	27,647,621	15,281,258	4,079,381	85,530
Reinvestments of distributions:	Institutional Class	5,972,847	3,575,397	1,476,702	754,742	86,411	8,417
	Advisor Class†	4,608	—	—	—	—	—
	Premier Class	1,947,887	1,338,681	357,391	186,517	5,623	201
	Retirement Class	2,411,947	1,121,961	722,227	287,362	36,196	413
Redemptions:	Institutional Class	(11,465,540)	(3,812,227)	(4,988,683)	(12,819,825)	(1,906,980)	(329,013)
	Advisor Class†	(99,329)	—	—	—	—	—
	Premier Class	(2,698,258)	(2,719,388)	(743,092)	(1,708,229)	(13,025)	(4,680)
	Retirement Class	(17,319,211)	(4,779,327)	(3,124,738)	(2,461,571)	(227,022)	(3,406)
Net increase (decrease) from shareholder transactions		196,654,091	123,148,799	81,566,724	27,181,455	11,853,726	1,558,732
Net increase (decrease) in net assets		254,558,881	113,859,762	98,001,888	25,385,252	14,197,904	1,052,438
NET ASSETS
Beginning of period		321,895,819	208,036,057	75,114,839	49,729,587	11,738,006	10,685,568
End of period		$576,454,700	$321,895,819	$173,116,727	$75,114,839	$25,935,910	$11,738,006
Undistributed net investment income (loss) included in net assets		$191,159	$61,649	$75,207	$11,755	$3,061	$2,754
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,745,573	4,211,121	3,625,415	1,766,421	862,280	170,722
	Advisor Class†	11,322	6,392	—	8,040	—	10,435
	Premier Class	1,374,670	1,105,296	753,148	413,241	55,022	4,508
	Retirement Class	3,551,166	2,733,152	2,031,379	1,201,608	387,011	8,839
Shares reinvested:	Institutional Class	355,104	231,118	109,955	61,361	8,373	889
	Advisor Class†	274	—	—	—	—	—
	Premier Class	116,292	86,815	26,651	15,176	545	21
	Retirement Class	144,514	72,997	53,938	23,401	3,507	44
Shares redeemed:	Institutional Class	(664,948)	(239,065)	(362,210)	(985,835)	(182,358)	(33,835)
	Advisor Class†	(5,594)	—	—	—	—	—
	Premier Class	(158,196)	(175,236)	(53,259)	(134,233)	(1,244)	(491)
	Retirement Class	(997,179)	(301,343)	(225,387)	(193,882)	(21,088)	(359)
Net increase (decrease) from shareholder transactions		11,472,998	7,731,247	5,959,630	2,175,298	1,112,048	160,773
†	Advisor Class commenced operations on December 4, 2015.

66	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	67

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:	5/31/17		$13.09	$0.25		$ 0.76	$ 1.01	$(0.26)	$(0.03)	$(0.29)	$13.81	7.81%	$ 79,296	0.27%		0.00%		1.90%		40%
	5/31/16		13.35	0.24		(0.24)	0.00 [d]	(0.24)	(0.02)	(0.26)	13.09	0.10	39,882	0.31		0.02		1.88		41
	5/31/15		13.06	0.27		0.33	0.60	(0.28)	(0.03)	(0.31)	13.35	4.66	28,537	0.34		0.04		2.08		35
	5/31/14		12.29	0.24		0.84	1.08	(0.24)	(0.07)	(0.31)	13.06	8.87	22,907	0.44		0.04		1.90		26
	5/31/13		11.35	0.22		0.94	1.16	(0.22)	(0.00)[d]	(0.22)	12.29	10.28	16,754	0.56		0.05		1.82		24
Advisor Class:	5/31/17		13.09	0.27		0.75	1.02	(0.26)	(0.03)	(0.29)	13.82	7.86	108	0.29		0.03		2.03		40
	5/31/16	‡	13.07	0.07		0.14	0.21	(0.17)	(0.02)	(0.19)	13.09	1.68 [b]	103	0.34	[c]	0.03	[c]	1.20	[c]	41
Premier Class:	5/31/17		13.08	0.26		0.74	1.00	(0.24)	(0.03)	(0.27)	13.81	7.73	11,670	0.41		0.15		1.95		40
	5/31/16		13.34	0.24		(0.26)	(0.02)	(0.22)	(0.02)	(0.24)	13.08	(0.05)	12,694	0.46		0.17		1.87		41
	5/31/15		13.05	0.25		0.33	0.58	(0.26)	(0.03)	(0.29)	13.34	4.50	9,788	0.49		0.19		1.90		35
	5/31/14		12.29	0.22		0.83	1.05	(0.22)	(0.07)	(0.29)	13.05	8.63	9,550	0.59		0.19		1.75		26
	5/31/13		11.34	0.22		0.93	1.15	(0.20)	(0.00)[d]	(0.20)	12.29	10.23	8,439	0.69		0.20		1.85		24
Retirement Class:	5/31/17		13.07	0.23		0.75	0.98	(0.23)	(0.03)	(0.26)	13.79	7.57	37,211	0.51		0.25		1.70		40
	5/31/16		13.33	0.21		(0.23)	(0.02)	(0.22)	(0.02)	(0.24)	13.07	(0.11)	22,078	0.61		0.27		1.65		41
	5/31/15		13.05	0.25		0.31	0.56	(0.25)	(0.03)	(0.28)	13.33	4.35	8,778	0.65		0.29		1.95		35
	5/31/14		12.29	0.20		0.84	1.04	(0.21)	(0.07)	(0.28)	13.05	8.53	1,696	0.76		0.29		1.60		26
	5/31/13		11.34	0.20		0.94	1.14	(0.19)	(0.00)[d]	(0.19)	12.29	10.12	987	0.88		0.30		1.65		24

LIFECYCLE INDEX 2010 FUND
Institutional Class:	5/31/17		13.76	0.29		0.85	1.14	(0.27)	(0.04)	(0.31)	14.59	8.47	195,420	0.16		0.00		2.04		16
	5/31/16		14.07	0.27		(0.29)	(0.02)	(0.26)	(0.03)	(0.29)	13.76	(0.07)	153,329	0.17		0.02		2.01		24
	5/31/15		13.72	0.29		0.38	0.67	(0.29)	(0.03)	(0.32)	14.07	4.96	122,842	0.17		0.04		2.12		14
	5/31/14		12.81	0.25		1.02	1.27	(0.24)	(0.12)	(0.36)	13.72	10.02	109,776	0.19		0.05		1.92		17
	5/31/13		11.60	0.23		1.20	1.43	(0.21)	(0.01)	(0.22)	12.81	12.45	84,599	0.21		0.06		1.83		13
Advisor Class:	5/31/17		13.77	0.29		0.84	1.13	(0.27)	(0.04)	(0.31)	14.59	8.38	109	0.18		0.02		2.04		16
	5/31/16	‡	13.84	0.08		0.14	0.22	(0.26)	(0.03)	(0.29)	13.77	1.65 [b]	103	0.20	[c]	0.03	[c]	1.19	[c]	24
Premier Class:	5/31/17		13.73	0.27		0.83	1.10	(0.25)	(0.04)	(0.29)	14.54	8.19	32,513	0.31		0.15		1.92		16
	5/31/16		14.04	0.25		(0.29)	(0.04)	(0.24)	(0.03)	(0.27)	13.73	(0.22)	26,787	0.32		0.17		1.86		24
	5/31/15		13.68	0.27		0.39	0.66	(0.27)	(0.03)	(0.30)	14.04	4.89	23,379	0.32		0.19		1.97		14
	5/31/14		12.77	0.21		1.03	1.24	(0.21)	(0.12)	(0.33)	13.68	9.85	22,820	0.34		0.20		1.62		17
	5/31/13		11.57	0.22		1.19	1.41	(0.20)	(0.01)	(0.21)	12.77	12.28	25,923	0.36		0.21		1.79		13
Retirement Class:	5/31/17		13.66	0.26		0.83	1.09	(0.24)	(0.04)	(0.28)	14.47	8.15	68,843	0.41		0.25		1.83		16
	5/31/16		13.97	0.23		(0.28)	(0.05)	(0.23)	(0.03)	(0.26)	13.66	(0.30)	50,981	0.47		0.27		1.74		24
	5/31/15		13.63	0.25		0.38	0.63	(0.26)	(0.03)	(0.29)	13.97	4.70	41,362	0.47		0.29		1.83		14
	5/31/14		12.74	0.19		1.03	1.22	(0.21)	(0.12)	(0.33)	13.63	9.70	26,305	0.49		0.30		1.49		17
	5/31/13		11.54	0.20		1.21	1.41	(0.20)	(0.01)	(0.21)	12.74	12.26	10,672	0.51		0.31		1.63		13

68	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	69

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investments income (loss	)[a]	gain (loss) on total investment [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2015 FUND
Institutional Class:	5/31/17		$14.20	$0.30		$ 1.00	$ 1.30	$(0.29)	$(0.06)	$(0.35)	$15.15	9.28%	$377,197	0.14%		0.01%		2.05%		14%
	5/31/16		14.57	0.29		(0.34)	(0.05)	(0.28)	(0.04)	(0.32)	14.20	(0.32)	263,164	0.15		0.03		2.05		22
	5/31/15		14.14	0.31		0.44	0.75	(0.30)	(0.02)	(0.32)	14.57	5.37	221,139	0.14		0.05		2.13		12
	5/31/14		13.07	0.26		1.15	1.41	(0.24)	(0.10)	(0.34)	14.14	10.97	191,164	0.16		0.06		1.94		16
	5/31/13		11.64	0.23		1.42	1.65	(0.21)	(0.01)	(0.22)	13.07	14.26	145,288	0.18		0.07		1.82		10
Advisor Class:	5/31/17		14.21	0.30		1.00	1.30	(0.29)	(0.06)	(0.35)	15.16	9.25	110	0.15		0.02		2.07		14
	5/31/16	‡	14.31	0.08		0.13	0.21	(0.27)	(0.04)	(0.31)	14.21	1.55 [b]	103	0.17	[c]	0.04	[c]	1.16	[c]	22
Premier Class:	5/31/17		14.15	0.28		1.00	1.28	(0.27)	(0.06)	(0.33)	15.10	9.15	71,489	0.29		0.16		1.92		14
	5/31/16		14.52	0.27		(0.35)	(0.08)	(0.25)	(0.04)	(0.29)	14.15	(0.47)	61,129	0.30		0.18		1.91		22
	5/31/15		14.10	0.28		0.43	0.71	(0.27)	(0.02)	(0.29)	14.52	5.16	55,574	0.29		0.20		1.96		12
	5/31/14		13.02	0.22		1.18	1.40	(0.22)	(0.10)	(0.32)	14.10	10.92	53,952	0.31		0.21		1.67		16
	5/31/13		11.61	0.24		1.38	1.62	(0.20)	(0.01)	(0.21)	13.02	14.04	53,709	0.33		0.22		1.91		10
Retirement Class:	5/31/17		14.11	0.26		1.00	1.26	(0.26)	(0.06)	(0.32)	15.05	9.03	118,186	0.39		0.26		1.81		14
	5/31/16		14.48	0.24		(0.33)	(0.09)	(0.24)	(0.04)	(0.28)	14.11	(0.56)	87,677	0.45		0.28		1.75		22
	5/31/15		14.06	0.26		0.45	0.71	(0.27)	(0.02)	(0.29)	14.48	5.12	64,781	0.44		0.30		1.85		12
	5/31/14		13.00	0.21		1.16	1.37	(0.21)	(0.10)	(0.31)	14.06	10.73	39,234	0.46		0.31		1.53		16
	5/31/13		11.59	0.20		1.41	1.61	(0.19)	(0.01)	(0.20)	13.00	13.95	19,214	0.48		0.32		1.61		10

LIFECYCLE INDEX 2020 FUND
Institutional Class:	5/31/17		14.70	0.31		1.21	1.52	(0.30)	(0.05)	(0.35)	15.87	10.50	710,053	0.13		0.02		2.07		9
	5/31/16		15.15	0.30		(0.43)	(0.13)	(0.29)	(0.03)	(0.32)	14.70	(0.81)	431,790	0.13		0.04		2.08		15
	5/31/15		14.62	0.32		0.53	0.85	(0.30)	(0.02)	(0.32)	15.15	5.90	327,209	0.13		0.06		2.13		9
	5/31/14		13.32	0.27		1.36	1.63	(0.25)	(0.08)	(0.33)	14.62	12.42	260,171	0.15		0.06		1.95		10
	5/31/13		11.63	0.23		1.67	1.90	(0.21)	(0.00)[d]	(0.21)	13.32	16.51	183,056	0.17		0.07		1.83		8
Advisor Class:	5/31/17		14.70	0.37		1.14	1.51	(0.30)	(0.05)	(0.35)	15.86	10.42	244	0.18		0.06		2.44		9
	5/31/16	‡	14.83	0.08		0.10	0.18	(0.28)	(0.03)	(0.31)	14.70	1.32 [b]	103	0.16	[c]	0.05	[c]	1.09	[c]	15
Premier Class:	5/31/17		14.64	0.30		1.19	1.49	(0.28)	(0.05)	(0.33)	15.80	10.32	175,521	0.28		0.17		1.95		9
	5/31/16		15.09	0.28		(0.43)	(0.15)	(0.27)	(0.03)	(0.30)	14.64	(0.95)	135,778	0.28		0.19		1.97		15
	5/31/15		14.57	0.29		0.53	0.82	(0.28)	(0.02)	(0.30)	15.09	5.70	117,293	0.28		0.21		1.98		9
	5/31/14		13.27	0.24		1.37	1.61	(0.23)	(0.08)	(0.31)	14.57	12.30	104,180	0.30		0.21		1.71		10
	5/31/13		11.60	0.25		1.62	1.87	(0.20)	(0.00)[d]	(0.20)	13.27	16.29	89,233	0.32		0.22		1.96		8
Retirement Class:	5/31/17		14.60	0.28		1.18	1.46	(0.27)	(0.05)	(0.32)	15.74	10.14	267,914	0.38		0.27		1.85		9
	5/31/16		15.04	0.26		(0.41)	(0.15)	(0.26)	(0.03)	(0.29)	14.60	(0.96)	172,443	0.43		0.29		1.84		15
	5/31/15		14.54	0.28		0.52	0.80	(0.28)	(0.02)	(0.30)	15.04	5.55	112,353	0.43		0.31		1.93		9
	5/31/14		13.25	0.22		1.38	1.60	(0.23)	(0.08)	(0.31)	14.54	12.19	49,705	0.45		0.31		1.58		10
	5/31/13		11.59	0.21		1.64	1.85	(0.19)	(0.00)[d]	(0.19)	13.25	16.13	23,032	0.47		0.32		1.64		8

70	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	71

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2025 FUND
Institutional Class:	5/31/17		$15.14	$0.33		$ 1.44	$ 1.77	$(0.31)	$(0.06)	$(0.37)	$16.54	11.90%	$778,157	0.13%		0.02%		2.07%		9%
	5/31/16		15.69	0.32		(0.53)	(0.21)	(0.31)	(0.03)	(0.34)	15.14	(1.26)	449,137	0.13		0.04		2.15		9
	5/31/15		15.09	0.33		0.61	0.94	(0.32)	(0.02)	(0.34)	15.69	6.31	337,862	0.13		0.07		2.15		6
	5/31/14		13.57	0.28		1.58	1.86	(0.26)	(0.08)	(0.34)	15.09	13.85	270,258	0.15		0.07		1.96		11
	5/31/13		11.63	0.23		1.93	2.16	(0.22)	(0.00)[d]	(0.22)	13.57	18.71	187,069	0.17		0.08		1.84		8
Advisor Class:	5/31/17		15.14	0.32		1.44	1.76	(0.31)	(0.06)	(0.37)	16.53	11.82	140	0.15		0.04		2.06		9
	5/31/16	‡	15.32	0.07		0.08	0.15	(0.30)	(0.03)	(0.33)	15.14	1.11 [b]	103	0.16	[c]	0.05	[c]	1.01	[c]	9
Premier Class:	5/31/17		15.09	0.31		1.42	1.73	(0.29)	(0.06)	(0.35)	16.47	11.66	186,729	0.28		0.17		1.98		9
	5/31/16		15.63	0.30		(0.52)	(0.22)	(0.29)	(0.03)	(0.32)	15.09	(1.34)	142,200	0.28		0.19		2.01		9
	5/31/15		15.04	0.30		0.61	0.91	(0.30)	(0.02)	(0.32)	15.63	6.11	118,947	0.28		0.22		1.97		6
	5/31/14		13.53	0.24		1.59	1.83	(0.24)	(0.08)	(0.32)	15.04	13.63	98,691	0.30		0.22		1.70		11
	5/31/13		11.61	0.27		1.86	2.13	(0.21)	(0.00)[d]	(0.21)	13.53	18.50	81,393	0.32		0.23		2.11		8
Retirement Class:	5/31/17		15.04	0.29		1.41	1.70	(0.28)	(0.06)	(0.34)	16.40	11.50	293,959	0.38		0.27		1.86		9
	5/31/16		15.58	0.27		(0.50)	(0.23)	(0.28)	(0.03)	(0.31)	15.04	(1.41)	170,093	0.43		0.29		1.86		9
	5/31/15		15.00	0.29		0.60	0.89	(0.29)	(0.02)	(0.31)	15.58	6.02	99,991	0.43		0.32		1.93		6
	5/31/14		13.50	0.21		1.60	1.81	(0.23)	(0.08)	(0.31)	15.00	13.53	49,436	0.45		0.32		1.46		11
	5/31/13		11.58	0.21		1.91	2.12	(0.20)	(0.00)[d]	(0.20)	13.50	18.46	19,093	0.47		0.33		1.69		8

LIFECYCLE INDEX 2030 FUND
Institutional Class:	5/31/17		15.60	0.34		1.69	2.03	(0.33)	(0.07)	(0.40)	17.23	13.20	818,138	0.13		0.03		2.09		6
	5/31/16		16.25	0.34		(0.62)	(0.28)	(0.33)	(0.04)	(0.37)	15.60	(1.67)	487,539	0.13		0.05		2.19		7
	5/31/15		15.56	0.34		0.70	1.04	(0.33)	(0.02)	(0.35)	16.25	6.77	360,424	0.13		0.07		2.15		5
	5/31/14		13.84	0.29		1.80	2.09	(0.28)	(0.09)	(0.37)	15.56	15.24	283,951	0.15		0.08		1.95		10
	5/31/13		11.65	0.24		2.17	2.41	(0.22)	(0.00)[d]	(0.22)	13.84	20.90	194,258	0.17		0.09		1.84		4
Advisor Class:	5/31/17		15.60	0.32		1.70	2.02	(0.33)	(0.07)	(0.40)	17.22	13.12	150	0.17		0.07		1.97		6
	5/31/16	‡	15.83	0.07		0.06	0.13	(0.32)	(0.04)	(0.36)	15.60	0.93 [b]	103	0.16	[c]	0.07	[c]	0.93	[c]	7
Premier Class:	5/31/17		15.54	0.32		1.67	1.99	(0.31)	(0.07)	(0.38)	17.15	12.97	206,717	0.28		0.18		1.98		6
	5/31/16		16.19	0.32		(0.63)	(0.31)	(0.30)	(0.04)	(0.34)	15.54	(1.82)	152,863	0.28		0.20		2.06		7
	5/31/15		15.50	0.32		0.70	1.02	(0.31)	(0.02)	(0.33)	16.19	6.65	130,175	0.28		0.22		2.00		5
	5/31/14		13.80	0.25		1.80	2.05	(0.26)	(0.09)	(0.35)	15.50	14.98	109,285	0.30		0.23		1.70		10
	5/31/13		11.62	0.26		2.14	2.40	(0.22)	(0.00)[d]	(0.22)	13.80	20.79	86,071	0.32		0.24		2.05		4
Retirement Class:	5/31/17		15.48	0.31		1.66	1.97	(0.30)	(0.07)	(0.37)	17.08	12.90	287,818	0.38		0.28		1.92		6
	5/31/16		16.13	0.29		(0.61)	(0.32)	(0.29)	(0.04)	(0.33)	15.48	(1.89)	154,906	0.43		0.30		1.93		7
	5/31/15		15.46	0.31		0.69	1.00	(0.31)	(0.02)	(0.33)	16.13	6.51	94,242	0.43		0.32		2.00		5
	5/31/14		13.77	0.21		1.82	2.03	(0.25)	(0.09)	(0.34)	15.46	14.87	39,318	0.45		0.33		1.45		10
	5/31/13		11.60	0.21		2.16	2.37	(0.20)	(0.00)[d]	(0.20)	13.77	20.62	18,588	0.47		0.34		1.62		4

72	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	73

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2035 FUND
Institutional Class:	5/31/17		$16.01	$0.35		$ 1.95	$ 2.30	$(0.34)	$(0.08)	$(0.42)	$17.89	14.60%	$822,392	0.13%		0.03%		2.09%		5%
	5/31/16		16.77	0.34		(0.72)	(0.38)	(0.34)	(0.04)	(0.38)	16.01	(2.18)	489,103	0.13		0.06		2.19		6
	5/31/15		16.01	0.35		0.78	1.13	(0.35)	(0.02)	(0.37)	16.77	7.14	370,682	0.13		0.08		2.15		5
	5/31/14		14.08	0.29		2.02	2.31	(0.29)	(0.09)	(0.38)	16.01	16.51	296,719	0.15		0.08		1.96		9
	5/31/13		11.63	0.24		2.44	2.68	(0.23)	(0.00)[d]	(0.23)	14.08	23.25	203,726	0.17		0.09		1.86		7
Advisor Class:	5/31/17		16.00	0.36		1.94	2.30	(0.34)	(0.08)	(0.42)	17.88	14.59	115	0.14		0.04		2.13		5
	5/31/16	‡	16.29	0.06		0.02	0.08	(0.33)	(0.04)	(0.37)	16.00	0.63 [b]	103	0.16	[c]	0.07	[c]	0.78	[c]	6
Premier Class:	5/31/17		15.94	0.33		1.94	2.27	(0.32)	(0.08)	(0.40)	17.81	14.45	184,167	0.28		0.18		1.98		5
	5/31/16		16.71	0.32		(0.74)	(0.42)	(0.31)	(0.04)	(0.35)	15.94	(2.39)	131,478	0.28		0.21		2.06		6
	5/31/15		15.95	0.32		0.79	1.11	(0.33)	(0.02)	(0.35)	16.71	7.02	108,817	0.28		0.23		1.99		5
	5/31/14		14.03	0.25		2.03	2.28	(0.27)	(0.09)	(0.36)	15.95	16.34	90,943	0.30		0.23		1.69		9
	5/31/13		11.60	0.28		2.37	2.65	(0.22)	(0.00)[d]	(0.22)	14.03	23.06	68,495	0.32		0.24		2.17		7
Retirement Class:	5/31/17		15.88	0.31		1.93	2.24	(0.31)	(0.08)	(0.39)	17.73	14.31	253,984	0.38		0.28		1.85		5
	5/31/16		16.66	0.30		(0.73)	(0.43)	(0.31)	(0.04)	(0.35)	15.88	(2.51)	139,061	0.44		0.31		1.94		6
	5/31/15		15.91	0.31		0.78	1.09	(0.32)	(0.02)	(0.34)	16.66	6.92	71,803	0.43		0.33		1.91		5
	5/31/14		14.00	0.22		2.04	2.26	(0.26)	(0.09)	(0.35)	15.91	16.23	34,019	0.45		0.33		1.45		9
	5/31/13		11.57	0.21		2.43	2.64	(0.21)	(0.00)[d]	(0.21)	14.00	23.00	16,853	0.47		0.34		1.63		7

LIFECYCLE INDEX 2040 FUND
Institutional Class:	5/31/17		16.19	0.36		2.19	2.55	(0.35)	(0.09)	(0.44)	18.30	16.02	953,151	0.13		0.04		2.08		5
	5/31/16		17.08	0.35		(0.84)	(0.49)	(0.35)	(0.05)	(0.40)	16.19	(2.80)	607,811	0.13		0.06		2.20		4
	5/31/15		16.25	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.08	7.55	462,814	0.13		0.08		2.17		6
	5/31/14		14.19	0.30		2.15	2.45	(0.30)	(0.09)	(0.39)	16.25	17.45	379,218	0.15		0.08		1.95		8
	5/31/13		11.62	0.24		2.57	2.81	(0.24)	(0.00)[d]	(0.24)	14.19	24.37	264,444	0.16		0.09		1.86		6
Advisor Class:	5/31/17		16.19	0.55		1.99	2.54	(0.35)	(0.09)	(0.44)	18.29	15.94	213	0.18		0.09		3.19		5
	5/31/16	‡	16.54	0.05		(0.01)	0.04	(0.34)	(0.05)	(0.39)	16.19	0.36 [b]	103	0.16	[c]	0.08	[c]	0.63	[c]	4
Premier Class:	5/31/17		16.12	0.33		2.18	2.51	(0.33)	(0.09)	(0.42)	18.21	15.81	185,887	0.28		0.19		1.95		5
	5/31/16		17.01	0.33		(0.85)	(0.52)	(0.32)	(0.05)	(0.37)	16.12	(2.95)	125,148	0.28		0.21		2.07		4
	5/31/15		16.19	0.33		0.85	1.18	(0.34)	(0.02)	(0.36)	17.01	7.36	102,991	0.28		0.23		1.99		6
	5/31/14		14.14	0.26		2.16	2.42	(0.28)	(0.09)	(0.37)	16.19	17.28	87,589	0.30		0.23		1.70		8
	5/31/13		11.59	0.28		2.50	2.78	(0.23)	(0.00)[d]	(0.23)	14.14	24.18	66,876	0.31		0.24		2.12		6
Retirement Class:	5/31/17		16.07	0.32		2.17	2.49	(0.32)	(0.09)	(0.41)	18.15	15.73	229,150	0.38		0.29		1.89		5
	5/31/16		16.96	0.31		(0.84)	(0.53)	(0.31)	(0.05)	(0.36)	16.07	(3.02)	133,347	0.43		0.31		1.94		4
	5/31/15		16.15	0.32		0.84	1.16	(0.33)	(0.02)	(0.35)	16.96	7.28	74,281	0.43		0.33		1.92		6
	5/31/14		14.12	0.24		2.15	2.39	(0.27)	(0.09)	(0.36)	16.15	17.09	33,725	0.45		0.33		1.58		8
	5/31/13		11.57	0.21		2.55	2.76	(0.21)	(0.00)[d]	(0.21)	14.12	24.10	19,052	0.46		0.34		1.65		6

74	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	75

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2045 FUND
Institutional Class:	5/31/17		$16.13	$0.35		$ 2.27	$ 2.62	$(0.35)	$(0.08)	$(0.43)	$18.32	16.51%	$513,660	0.14%		0.04%		2.06%		4%
	5/31/16		17.00	0.35		(0.83)	(0.48)	(0.35)	(0.04)	(0.39)	16.13	(2.73)	279,626	0.15		0.06		2.20		8
	5/31/15		16.17	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	17.00	7.56	189,644	0.15		0.08		2.17		5
	5/31/14		14.10	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.17	17.37	135,011	0.18		0.08		1.94		13
	5/31/13		11.54	0.25		2.54	2.79	(0.23)	(0.00)[d]	(0.23)	14.10	24.42	83,001	0.22		0.09		1.90		16
Advisor Class:	5/31/17		16.12	0.36		2.27	2.63	(0.35)	(0.08)	(0.43)	18.32	16.57	117	0.15		0.05		2.11		4
	5/31/16	‡	16.46	0.04		0.00	0.04	(0.34)	(0.04)	(0.38)	16.12	0.38 [b]	103	0.17	[c]	0.08	[c]	0.59	[c]	8
Premier Class:	5/31/17		16.06	0.33		2.26	2.59	(0.33)	(0.08)	(0.41)	18.24	16.37	133,862	0.29		0.19		1.96		4
	5/31/16		16.94	0.33		(0.85)	(0.52)	(0.32)	(0.04)	(0.36)	16.06	(2.94)	93,446	0.30		0.21		2.06		8
	5/31/15		16.11	0.33		0.86	1.19	(0.34)	(0.02)	(0.36)	16.94	7.44	78,809	0.30		0.23		2.00		5
	5/31/14		14.05	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.11	17.21	63,580	0.33		0.23		1.75		13
	5/31/13		11.52	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.05	24.14	44,631	0.36		0.24		2.35		16
Retirement Class:	5/31/17		16.00	0.32		2.24	2.56	(0.32)	(0.08)	(0.40)	18.16	16.24	169,479	0.39		0.29		1.88		4
	5/31/16		16.88	0.30		(0.83)	(0.53)	(0.31)	(0.04)	(0.35)	16.00	(3.00)	96,878	0.45		0.31		1.90		8
	5/31/15		16.07	0.31		0.85	1.16	(0.33)	(0.02)	(0.35)	16.88	7.29	45,836	0.45		0.33		1.88		5
	5/31/14		14.02	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.07	17.10	20,002	0.48		0.33		1.51		13
	5/31/13		11.50	0.23		2.50	2.73	(0.21)	(0.00)[d]	(0.21)	14.02	23.98	9,184	0.52		0.34		1.75		16

LIFECYCLE INDEX 2050 FUND
Institutional Class:	5/31/17		16.13	0.35		2.31	2.66	(0.35)	(0.08)	(0.43)	18.36	16.75	346,490	0.15		0.04		2.06		7
	5/31/16		16.99	0.35		(0.83)	(0.48)	(0.34)	(0.04)	(0.38)	16.13	(2.69)	184,432	0.16		0.06		2.18		10
	5/31/15		16.16	0.36		0.85	1.21	(0.36)	(0.02)	(0.38)	16.99	7.58	122,783	0.17		0.08		2.18		5
	5/31/14		14.09	0.29		2.14	2.43	(0.30)	(0.06)	(0.36)	16.16	17.38	86,068	0.21		0.08		1.91		20
	5/31/13		11.54	0.24		2.54	2.78	(0.23)	(0.00)[d]	(0.23)	14.09	24.33	57,380	0.28		0.09		1.85		22
Advisor Class:	5/31/17		16.13	0.55		2.10	2.65	(0.35)	(0.08)	(0.43)	18.35	16.67	227	0.20		0.09		3.22		7
	5/31/16	‡	16.45	0.04		0.02	0.06	(0.34)	(0.04)	(0.38)	16.13	0.49 [b]	103	0.19	[c]	0.07	[c]	0.57	[c]	10
Premier Class:	5/31/17		16.06	0.33		2.30	2.63	(0.33)	(0.08)	(0.41)	18.28	16.61	101,527	0.30		0.19		1.94		7
	5/31/16		16.92	0.32		(0.82)	(0.50)	(0.32)	(0.04)	(0.36)	16.06	(2.84)	67,811	0.31		0.21		2.04		10
	5/31/15		16.10	0.33		0.84	1.17	(0.33)	(0.02)	(0.35)	16.92	7.40	54,208	0.32		0.23		1.99		5
	5/31/14		14.04	0.26		2.14	2.40	(0.28)	(0.06)	(0.34)	16.10	17.23	40,648	0.36		0.23		1.76		20
	5/31/13		11.51	0.30		2.46	2.76	(0.23)	(0.00)[d]	(0.23)	14.04	24.16	26,880	0.41		0.24		2.33		22
Retirement Class:	5/31/17		16.00	0.32		2.28	2.60	(0.32)	(0.08)	(0.40)	18.20	16.49	128,210	0.40		0.29		1.89		7
	5/31/16		16.86	0.30		(0.81)	(0.51)	(0.31)	(0.04)	(0.35)	16.00	(2.89)	69,550	0.46		0.31		1.93		10
	5/31/15		16.06	0.30		0.85	1.15	(0.33)	(0.02)	(0.35)	16.86	7.25	31,045	0.47		0.33		1.86		5
	5/31/14		14.01	0.23		2.15	2.38	(0.27)	(0.06)	(0.33)	16.06	17.12	11,803	0.51		0.33		1.55		20
	5/31/13		11.49	0.22		2.51	2.73	(0.21)	(0.00)[d]	(0.21)	14.01	24.00	5,528	0.58		0.34		1.67		22

76	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	77

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)		Portfolio turnover rate

LIFECYCLE INDEX 2055 FUND
Institutional Class:	5/31/17		$12.84	$0.28		$ 1.86	$ 2.14	$(0.27)	$(0.04)	$(0.31)	$14.67	16.95%	$99,158	0.24%		0.04%		2.05%		11%
	5/31/16		13.51	0.25		(0.61)	(0.36)	(0.27)	(0.04)	(0.31)	12.84	(2.56)	43,460	0.33		0.06		1.97		36
	5/31/15		12.86	0.29		0.65	0.94	(0.28)	(0.01)	(0.29)	13.51	7.47	34,367	0.34		0.08		2.18		9
	5/31/14		11.21	0.23		1.70	1.93	(0.23)	(0.05)	(0.28)	12.86	17.42	22,433	0.54		0.08		1.93		25
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40	13,356	0.75		0.09		1.83		9
Advisor Class:	5/31/17		12.83	0.29		1.86	2.15	(0.27)	(0.04)	(0.31)	14.67	17.02	118	0.26		0.05		2.10		11
	5/31/16	‡	13.08	0.03		0.03	0.06	(0.27)	(0.04)	(0.31)	12.83	0.55 [b]	103	0.37	[c]	0.07	[c]	0.55	[c]	36
Premier Class:	5/31/17		12.82	0.27		1.85	2.12	(0.26)	(0.04)	(0.30)	14.64	16.77	23,295	0.39		0.19		1.95		11
	5/31/16		13.49	0.24		(0.61)	(0.37)	(0.26)	(0.04)	(0.30)	12.82	(2.71)	11,080	0.48		0.21		1.88		36
	5/31/15		12.84	0.26		0.67	0.93	(0.27)	(0.01)	(0.28)	13.49	7.35	7,695	0.49		0.23		1.96		9
	5/31/14		11.20	0.21		1.70	1.91	(0.22)	(0.05)	(0.27)	12.84	17.21	4,510	0.69		0.23		1.76		25
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29	2,305	0.91		0.24		1.81		9
Retirement Class:	5/31/17		12.79	0.25		1.86	2.11	(0.25)	(0.04)	(0.29)	14.61	16.74	50,546	0.49		0.28		1.80		11
	5/31/16		13.48	0.23		(0.63)	(0.40)	(0.25)	(0.04)	(0.29)	12.79	(2.90)	20,472	0.64		0.31		1.84		36
	5/31/15		12.83	0.27		0.65	0.92	(0.26)	(0.01)	(0.27)	13.48	7.33	7,668	0.65		0.33		2.06		9
	5/31/14		11.19	0.20		1.70	1.90	(0.21)	(0.05)	(0.26)	12.83	17.12	2,417	0.85		0.33		1.64		25
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03	1,416	1.06		0.34		1.55		9

LIFECYCLE INDEX 2060 FUND
Institutional Class:	5/31/17		9.89	0.21		1.47	1.68	(0.22)	(0.06)	(0.28)	11.29	17.22	18,596	0.93		0.04		2.02		36
	5/31/16		10.41	0.21		(0.48)	(0.27)	(0.21)	(0.04)	(0.25)	9.89	(2.46)	9,488	1.20		0.06		2.12		21
	5/31/15	^	10.00	0.21		0.41	0.62	(0.21)	—	(0.21)	10.41	6.31 [b]	8,556	1.65	[c]	0.08	[c]	3.06	[c]	6	[b]
Advisor Class:	5/31/17		9.89	0.22		1.46	1.68	(0.22)	(0.06)	(0.28)	11.29	17.20	118	0.94		0.05		2.10		36
	5/31/16	‡	10.09	0.02		0.03	0.05	(0.21)	(0.04)	(0.25)	9.89	0.61 [b]	103	1.29	[c]	0.07	[c]	0.53	[c]	21
Premier Class:	5/31/17		9.88	0.20		1.46	1.66	(0.20)	(0.06)	(0.26)	11.28	17.05	1,810	1.07		0.19		1.92		36
	5/31/16		10.41	0.20		(0.49)	(0.29)	(0.20)	(0.04)	(0.24)	9.88	(2.71)	1,049	1.35		0.21		2.02		21
	5/31/15	^	10.00	0.20		0.42	0.62	(0.21)	—	(0.21)	10.41	6.26 [b]	1,062	1.97	[c]	0.23	[c]	2.92	[c]	6	[b]
Retirement Class:	5/31/17		9.88	0.18		1.46	1.64	(0.20)	(0.06)	(0.26)	11.26	16.84	5,413	1.15		0.28		1.71		36
	5/31/16		10.40	0.19		(0.48)	(0.29)	(0.19)	(0.04)	(0.23)	9.88	(2.72)	1,098	1.51		0.31		1.91		21
	5/31/15	^	10.00	0.19		0.41	0.60	(0.20)	—	(0.20)	10.40	6.14 [b]	1,067	2.12	[c]	0.33	[c]	2.82	[c]	6	[b]

‡	Advisor Class commenced operations on December 4, 2015.
^	The Fund commenced operations on September 26, 2014.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
j	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

78	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	79

Notes to financial statements

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Funds offer Institutional, Advisor, Premier and Retirement Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

80	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2017, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	81

Notes to financial statements

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018 while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

82	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2017, there were no transfers between levels by the Funds.

As of May 31, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund:

	Investment management
	fee waiver
	Effective		Prior to
Fund	10/1/16	*	10/1/16
Lifecycle Index Retirement Income	0.10%		0.09%
Lifecycle Index 2010	0.10		0.09
Lifecycle Index 2015	0.10		0.08
Lifecycle Index 2020	0.09		0.07
Lifecycle Index 2025	0.09		0.07
Lifecycle Index 2030	0.08		0.06
Lifecycle Index 2035	0.08		0.05
Lifecycle Index 2040	0.07		0.05
Lifecycle Index 2045	0.07		0.05
Lifecycle Index 2050	0.07		0.05
Lifecycle Index 2055	0.07		0.05
Lifecycle Index 2060	0.07		0.05

*	These waivers will remain in effect through September 30, 2017, unless changed with approval of the Board.

The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its cost in providing certain administrative and compliance services to the Funds.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	83

Notes to financial statements

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, TPIS has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2017. This agreement may be terminated before this date with the approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds the following percentages of the average daily net assets for each class:

	Maximum expense amounts
	Institutional			Advisor			Premier			Retirement
	Class			Class†			Class			Class
	Effective		Prior to	Effective		Prior to	Effective		Prior to	Effective		Prior to
Fund	10/1/16	*	10/1/16	10/1/16	*	10/1/16	10/1/16	*	10/1/16	10/1/16	*	10/1/16
Lifecycle Index Retirement Income	0.00%		0.01%	0.15%		0.16%	0.15%		0.16%	0.25%		0.26%
Lifecycle Index 2010	0.00		0.01	0.15		0.16	0.15		0.16	0.25		0.26
Lifecycle Index 2015	0.00		0.02	0.15		0.17	0.15		0.17	0.25		0.27
Lifecycle Index 2020	0.01		0.03	0.16		0.18	0.16		0.18	0.26		0.28
Lifecycle Index 2025	0.01		0.03	0.16		0.18	0.16		0.18	0.26		0.28
Lifecycle Index 2030	0.02		0.04	0.17		0.19	0.17		0.19	0.27		0.29
Lifecycle Index 2035	0.02		0.05	0.17		0.20	0.17		0.20	0.27		0.30
Lifecycle Index 2040	0.03		0.05	0.18		0.20	0.18		0.20	0.28		0.30
Lifecycle Index 2045	0.03		0.05	0.18		0.20	0.18		0.20	0.28		0.30
Lifecycle Index 2050	0.03		0.05	0.18		0.20	0.18		0.20	0.28		0.30
Lifecycle Index 2055	0.03		0.05	0.18		0.20	0.18		0.20	0.28		0.30
Lifecycle Index 2060	0.03		0.05	0.18		0.20	0.18		0.20	0.28		0.30

†	Advisor Class commenced operations on December 4, 2015.
*	The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For

84	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

the period ended May 31, 2017, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss )
Lifecycle Index Retirement Income	$1,178,120	$3,844,678	$(53)
Lifecycle Index 2050	—	4,644,371	(2,209)
Lifecycle Index 2055	612,297	951,752	2,235
Lifecycle Index 2060	513,516	1,259,491	750

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2017:

Fund	TIAA
Lifecycle Index 2060	45%

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	May 31, 2017
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$29,087,829	$30,401,115	$8,388,314	$(204,450)	$911,159	$50,858,040
TIAA-CREF Emerging Markets Equity Index	1,963,812	2,334,597	1,090,450	(51,378)	49,069	3,897,430
TIAA-CREF Equity Index	20,539,495	20,102,568	8,898,519	209,853	488,975	35,673,077
TIAA-CREF Inflation-Linked Bond	7,257,466	7,581,835	2,218,857	(21,369)	136,273	12,675,511
TIAA-CREF International Equity Index	6,715,631	6,528,556	3,019,176	(90,934)	235,747	11,575,665
TIAA-CREF Short-Term Bond Index	7,265,072	7,610,030	2,169,702	(10,610)	107,803	12,681,019
	$72,829,305	$74,558,701	$25,785,018	$(168,888)	$1,929,026	$127,360,742
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$90,165,261	$38,042,094	$11,329,418	$(242,137)	$2,367,605	$115,967,666
TIAA-CREF Emerging Markets Equity Index	6,855,666	3,161,267	2,230,095	(141,234)	156,317	9,730,585
TIAA-CREF Equity Index	71,578,111	23,174,885	17,014,113	556,714	1,562,624	89,065,434
TIAA-CREF Inflation-Linked Bond	19,195,274	8,912,483	2,452,805	(35,440)	342,391	25,714,188
TIAA-CREF International Equity Index	23,444,238	7,799,336	5,926,430	(177,490)	753,628	28,901,323
TIAA-CREF Short-Term Bond Index	19,218,328	8,996,102	2,434,126	(12,243)	243,562	25,714,511
	$230,456,878	$90,086,167	$41,386,987	$(51,830)	$5,426,127	$295,093,707

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	85

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	May 31, 2017
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$156,310,603	$78,652,582	$17,035,879	$(280,191)	$4,123,765	$216,561,721
TIAA-CREF Emerging Markets Equity Index	13,575,201	7,168,905	3,859,445	(320,434)	302,703	20,797,005
TIAA-CREF Equity Index	141,893,007	52,656,201	26,786,067	1,023,602	3,026,045	190,357,791
TIAA-CREF Inflation-Linked Bond	25,966,224	14,772,380	2,811,471	(48,387)	455,943	38,039,099
TIAA-CREF International Equity Index	46,422,800	18,097,537	10,030,793	(379,345)	1,459,414	61,768,274
TIAA-CREF Short-Term Bond Index	26,000,037	14,804,879	2,667,215	(11,650)	333,964	38,052,087
	$410,167,872	$186,152,484	$63,190,870	$(16,405)	$9,701,834	$565,575,977
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$254,026,081	$167,110,222	$11,092,263	$(260,458)	$7,378,099	$407,597,599
TIAA-CREF Emerging Markets Equity Index	27,957,067	17,471,817	5,782,913	(563,599)	681,807	48,317,145
TIAA-CREF Equity Index	292,352,640	135,174,299	35,790,572	1,950,027	6,815,906	442,326,041
TIAA-CREF Inflation-Linked Bond	31,796,956	23,913,631	1,350,307	(77,505)	622,563	54,479,021
TIAA-CREF International Equity Index	95,572,145	46,090,349	15,048,373	(1,052,572)	3,287,206	143,499,417
TIAA-CREF Short-Term Bond Index	31,840,580	24,027,850	1,256,463	(10,079)	454,056	54,492,519
	$733,545,469	$413,788,168	$70,320,891	$(14,186)	$19,239,637	$1,150,711,742
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$230,909,631	$176,101,975	$10,478,192	$(218,387)	$6,825,914	$394,476,927
TIAA-CREF Emerging Markets Equity Index	32,775,939	23,061,470	5,863,739	(610,854)	804,757	60,381,641
TIAA-CREF Equity Index	342,720,953	184,056,212	34,133,409	2,079,138	8,043,443	552,836,326
TIAA-CREF Inflation-Linked Bond	17,666,673	17,210,343	530,416	(38,996)	361,078	34,416,501
TIAA-CREF International Equity Index	112,084,691	62,257,310	15,467,447	(1,148,046)	3,878,201	179,335,359
TIAA-CREF Short-Term Bond Index	17,690,545	17,354,359	547,793	(4,108)	267,059	34,428,212
	$753,848,432	$480,041,669	$67,020,996	$58,747	$20,180,452	$1,255,874,966
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$210,410,156	$157,981,116	$7,036,122	$(176,559)	$6,283,959	$359,362,270
TIAA-CREF Emerging Markets Equity Index	38,599,071	24,851,756	4,884,095	(561,841)	963,410	70,901,294
TIAA-CREF Equity Index	403,215,104	206,153,048	31,195,500	2,420,008	9,631,061	649,648,449
TIAA-CREF Inflation-Linked Bond	2,799,692	7,157,929	88,603	(2,312)	84,804	9,872,386
TIAA-CREF International Equity Index	131,981,816	68,680,040	14,490,154	(1,074,256)	4,644,954	210,574,939
TIAA-CREF Short-Term Bond Index	2,803,142	7,184,536	95,702	(1,012)	62,995	9,874,976
	$789,808,981	$472,008,425	$57,790,176	$604,028	$21,671,183	$1,310,234,314

86	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	May 31, 2017
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$145,815,985	$123,134,130	$4,261,372	$(98,163)	$4,439,481	$263,366,112
TIAA-CREF Emerging Markets Equity Index	40,838,406	26,825,251	4,993,640	(661,652)	1,007,198	75,707,610
TIAA-CREF Equity Index	426,784,921	216,945,002	25,311,067	2,479,664	10,068,713	693,591,427
TIAA-CREF International Equity Index	139,656,798	73,129,885	13,686,907	(1,013,259)	4,855,990	224,848,777
	$753,096,110	$440,034,268	$48,252,986	$706,590	$20,371,382	$1,257,513,926
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$98,104,130	$82,739,489	$2,888,050	$(56,300)	$2,993,477	$177,044,623
TIAA-CREF Emerging Markets Equity Index	51,352,658	28,629,597	5,412,684	(770,396)	1,246,018	90,496,859
TIAA-CREF Equity Index	536,065,312	228,216,394	27,035,645	2,974,113	12,456,128	829,102,323
TIAA-CREF International Equity Index	175,585,738	77,470,420	15,413,138	(1,177,854)	6,007,427	268,770,785
	$861,107,838	$417,055,900	$50,749,517	$969,563	$22,703,050	$1,365,414,590
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$41,758,138	$35,037,566	$1,600,512	$(34,108)	$1,276,266	$74,811,289
TIAA-CREF Emerging Markets Equity Index	28,612,793	21,068,547	2,840,619	(333,286)	739,923	56,322,205
TIAA-CREF Equity Index	297,926,175	177,518,901	13,961,809	1,744,295	7,396,830	516,210,245
TIAA-CREF International Equity Index	97,847,738	58,013,705	7,640,104	(593,803)	3,567,384	167,271,833
	$466,144,844	$291,638,719	$26,043,044	$783,098	$12,980,403	$814,615,572
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$24,632,400	$22,319,969	$1,048,629	$(21,387)	$766,141	$45,682,892
TIAA-CREF Emerging Markets Equity Index	19,881,810	15,562,665	1,836,202	(209,904)	521,939	40,284,250
TIAA-CREF Equity Index	206,722,245	134,049,542	9,789,885	1,211,288	5,217,746	369,490,603
TIAA-CREF International Equity Index	67,990,077	43,565,116	5,442,340	(414,763)	2,516,471	119,639,636
	$319,226,532	$215,497,292	$18,117,056	$565,234	$9,022,297	$575,097,381
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$4,785,013	$6,982,749	$180,633	$(1,966)	$174,861	$11,549,632
TIAA-CREF Emerging Markets Equity Index	4,672,155	6,112,500	370,189	(27,031)	140,869	12,266,834
TIAA-CREF Equity Index	48,314,715	55,291,174	1,821,894	321,470	1,408,241	112,378,356
TIAA-CREF International Equity Index	15,977,311	17,684,463	1,211,019	(68,231)	679,178	36,431,491
	$73,749,194	$86,070,886	$3,583,735	$224,242	$2,403,149	$172,626,313

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	87

Notes to financial statements

	Value at	Purchases	Sales	Realized	Dividend	Value at
Issue	May 31, 2016	cost	proceeds	gain (loss )	income	May 31, 2017
Lifecycle Index 2060 Fund
TIAA-CREF Bond Index	$608,945	$883,335	$78,468	$(1,503)	$20,293	$1,410,666
TIAA-CREF Emerging Markets Equity Index	746,190	1,003,028	158,784	(22,930)	20,059	1,861,808
TIAA-CREF Equity Index	7,792,325	8,817,340	1,069,269	44,167	200,071	17,075,834
TIAA-CREF International Equity Index	2,551,187	2,912,464	509,026	(57,353)	96,421	5,529,347
	$11,698,647	$13,616,167	$1,815,547	$(37,619)	$336,844	$25,877,655

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation/
Fund	cost	appreciation	(depreciation )	(depreciation	)
Lifecycle Index Retirement Income	$117,305,494	$10,071,598	$(16,350)	$10,055,248
Lifecycle Index 2010	256,498,156	38,662,225	(66,674)	38,595,551
Lifecycle Index 2015	489,386,333	76,284,211	(94,567)	76,189,644
Lifecycle Index 2020	1,009,802,777	141,038,264	(129,299)	140,908,965
Lifecycle Index 2025	1,093,952,273	161,998,253	(75,560)	161,922,693
Lifecycle Index 2030	1,120,708,120	189,541,571	(15,377)	189,526,194
Lifecycle Index 2035	1,058,810,290	198,703,636	—	198,703,636
Lifecycle Index 2040	1,116,937,970	248,476,620	—	248,476,620
Lifecycle Index 2045	691,670,868	122,944,704	—	122,944,704
Lifecycle Index 2050	490,302,732	84,794,649	—	84,794,649
Lifecycle Index 2055	151,455,910	21,170,403	—	21,170,403
Lifecycle Index 2060	23,677,440	2,200,215	—	2,200,215

88	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2017 were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$87,996,498	$39,235,155
Lifecycle Index 2010	92,044,076	43,347,485
Lifecycle Index 2015	188,832,772	65,866,541
Lifecycle Index 2020	422,460,549	79,015,223
Lifecycle Index 2025	501,582,313	88,614,228
Lifecycle Index 2030	472,008,425	57,790,176
Lifecycle Index 2035	440,034,268	48,252,986
Lifecycle Index 2040	417,055,900	50,749,517
Lifecycle Index 2045	291,638,719	26,043,044
Lifecycle Index 2050	227,053,728	29,672,600
Lifecycle Index 2055	95,412,017	12,936,434
Lifecycle Index 2060	17,738,964	5,944,408

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2017 and May 31, 2016 was as follows:

	5/31/2017			5/31/2016
	Ordinary	Long-term		Ordinary	Long-term
Fund	income	capital gains	Total	income	capital gains	Total
Lifecycle Index Retirement Income	$1,732,889	$196,998	$1,929,887	$1,064,661	$77,646	$1,142,307
Lifecycle Index 2010	5,055,362	769,699	5,825,061	3,874,434	361,270	4,235,704
Lifecycle Index 2015	9,006,780	1,606,284	10,613,064	7,054,097	715,820	7,769,917
Lifecycle Index 2020	17,155,616	3,065,725	20,221,341	11,840,480	1,211,078	13,051,558
Lifecycle Index 2025	17,970,457	3,647,098	21,617,555	12,425,861	1,338,725	13,764,586
Lifecycle Index 2030	19,407,097	4,255,586	23,662,683	13,422,033	1,540,311	14,962,344
Lifecycle Index 2035	18,493,195	4,499,771	22,992,966	13,088,793	1,581,570	14,670,363
Lifecycle Index 2040	21,096,980	5,658,254	26,755,234	15,519,758	2,018,460	17,538,218
Lifecycle Index 2045	12,057,991	2,940,866	14,998,857	8,021,037	929,806	8,950,843
Lifecycle Index 2050	8,370,464	1,969,573	10,340,037	5,434,540	601,733	6,036,273
Lifecycle Index 2055	2,191,188	368,577	2,559,765	1,091,665	138,081	1,229,746
Lifecycle Index 2060	327,072	83,518	410,590	227,039	35,764	262,803

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	89

Notes to financial statements	concluded

As of May 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	ordinary	long-term	appreciation/
Fund	income	capital gains	(depreciation	)	Total
Lifecycle Index Retirement Income	$286,856	$118,696	$10,055,245		$10,460,797
Lifecycle Index 2010	1,280,812	398,312	38,595,549		40,274,673
Lifecycle Index 2015	2,222,247	735,980	76,189,646		79,147,873
Lifecycle Index 2020	3,854,944	1,636,975	140,908,966		146,400,885
Lifecycle Index 2025	3,429,301	1,931,744	161,922,698		167,283,743
Lifecycle Index 2030	2,957,478	2,314,246	189,526,191		194,797,915
Lifecycle Index 2035	1,994,206	2,415,981	198,703,635		203,113,822
Lifecycle Index 2040	1,187,999	2,992,172	248,476,620		252,656,791
Lifecycle Index 2045	371,263	1,772,418	122,944,703		125,088,384
Lifecycle Index 2050	198,968	1,225,909	84,794,646		86,219,523
Lifecycle Index 2055	76,999	288,672	21,170,402		21,536,073
Lifecycle Index 2060	11,004	48,037	2,200,215		2,259,256

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

90	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, Lifecycle Index 2055 Fund, and Lifecycle Index 2060 Fund (twelve of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 14, 2017

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	91

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  May 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director, Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

92	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings, Inc. (since 2016); Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, Inc.; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, North Shore Land Alliance, Inc. and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, MIT (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	93

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2017

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute; the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

94	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	95

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2017

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director, Senior General Counsel and Corporate Secretary	One-year term. Senior Managing Director since 2013, Senior General Counsel since 2017, and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

96	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the Lifecycle Index Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	97

Approval of investment management agreement (unaudited)

comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, and best execution practices, and any actual and potential conflicts

98	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow-up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Funds. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for

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Approval of investment management agreement (unaudited)

his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage the other series of the Trust, various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell shares of underlying funds for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

100	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of each Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board also noted Advisors’ waiver of all or a portion of each Fund’s management fee during 2016, which will continue through at least September 30, 2017. The Board also acknowledged reimbursements of expenses above specified amounts undertaken by Advisors with respect to most of the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that Advisors had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2016, and that Advisors expected this trend to continue. The Board also considered that Advisors may have indirect earnings or losses with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential

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Approval of investment management agreement (unaudited)

limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, and has a portion of its management fee for the Funds since inception, there is little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced Fund, with annual management fee rates of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Funds, which also have an annual management fee rate of 0.10%, that is entirely waived by Advisors, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is

102	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016. Statements below regarding “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Lifecycle Index Retirement Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2017.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5, 1 out of 3 and 2 out of 3 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), while the Fund’s contractual management fee rate was in the 3rd quintile of its Expense Universe.
•	The Fund ranked 2 out of 5, 1 out of 5 and 1 out of 5 funds within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2010 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2017.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	103

Approval of investment management agreement (unaudited)

•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5, 1 out of 3 and 1 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 2 out of 5, 1 out of 5 and 1 out of 5 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2015 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive this fee entirely through at least September 30, 2017.
•	The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked 1 out of 5, 1 out of 3 and 1 out of 3 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund ranked 4 out of 5, 1 out of 5 and 1 out of 5 funds within its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 1st and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2020 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.09% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.

104	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2025 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.09% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 2nd quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2030 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.08% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 1st quintile of its Expense Universe, while the Fund’s contractual management fee rate was in the 2nd quintile of its Expense Universe.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	105

Approval of investment management agreement (unaudited)

•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2035 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.08% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio was in the 1st quintile of its Expense Universe, while both the Fund’s actual management fee (including the waiver) and contractual management fee were in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2040 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio was in the 1st quintile of its Expense Universe, while both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate were in the 2nd quintile of its Expense Universe.

106	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

continued

•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in 1st quintile of its Performance Universe for each of the one, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2045 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio was in the 1st quintile of its Expense Universe, while both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate were in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2050 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio was in the 1st quintile of its Expense Universe, while both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate were in the 2nd quintile of its Expense Universe.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in 1st quintile of its Performance Universe for each of the one, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	107

Approval of investment management agreement (unaudited)	concluded

•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2055 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 2nd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifecycle Index 2060 Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets. Advisors has agreed to continue to waive 0.07% of this fee through at least September 30, 2017.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both the Fund’s actual management fee rate (including the waiver) and contractual management fee rate, the Fund ranked 1 out of 4 and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including waiver) and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for the one-year period, while the Fund ranked 1 out of 4 funds within its Performance Group for the since-inception period. The Fund was in 1st quintile of its Performance Universe for each of the one-year and since-inception periods.
•	The Fund does not yet have a sufficient track record for a Morningstar rating.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

108	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2017, the Lifecycle Index Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term gains
Lifecycle Index Retirement Income	$196,998
Lifecycle Index 2010	769,699
Lifecycle Index 2015	1,606,284
Lifecycle Index 2020	3,065,725
Lifecycle Index 2025	3,647,098
Lifecycle Index 2030	4,255,586
Lifecycle Index 2035	4,499,771
Lifecycle Index 2040	5,658,254
Lifecycle Index 2045	2,940,866
Lifecycle Index 2050	1,969,573
Lifecycle Index 2055	368,577
Lifecycle Index 2060	83,518

For the year ended May 31, 2017, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifecycle Index Retirement Income	33.13%
Lifecycle Index 2010	37.86%
Lifecycle Index 2015	41.04%
Lifecycle Index 2020	47.20%
Lifecycle Index 2025	52.99%
Lifecycle Index 2030	59.01%
Lifecycle Index 2035	65.53%
Lifecycle Index 2040	72.41%
Lifecycle Index 2045	76.03%
Lifecycle Index 2050	77.48%
Lifecycle Index 2055	78.92%
Lifecycle Index 2060	76.54%

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	109

Important tax information (unaudited)

TIAA-CREF Lifecycle Index Funds

For the year ended May 31, 2017, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifecycle Index Retirement Income	21.33%
Lifecycle Index 2010	24.73%
Lifecycle Index 2015	26.79%
Lifecycle Index 2020	30.64%
Lifecycle Index 2025	34.29%
Lifecycle Index 2030	38.00%
Lifecycle Index 2035	42.09%
Lifecycle Index 2040	46.35%
Lifecycle Index 2045	48.58%
Lifecycle Index 2050	49.50%
Lifecycle Index 2055	50.44%
Lifecycle Index 2060	49.00%

For the year ended May 31, 2017, the Lifecycle Index Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifecycle Index Retirement Income Fund	$218,793	$0.03175
Lifecycle Index 2010 Fund	698,932	0.03699
Lifecycle Index 2015 Fund	1,353,488	0.04286
Lifecycle Index 2020 Fund	3,048,611	0.05112
Lifecycle Index 2025 Fund	3,597,046	0.06056
Lifecycle Index 2030 Fund	4,307,800	0.07059
Lifecycle Index 2035 Fund	4,503,533	0.08063
Lifecycle Index 2040 Fund	5,571,393	0.09055
Lifecycle Index 2045 Fund	3,308,455	0.09328
Lifecycle Index 2050 Fund	2,333,811	0.09481
Lifecycle Index 2055 Fund	629,880	0.07584
Lifecycle Index 2060 Fund	89,477	0.05948

110	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

For the year ended May 31, 2017, the Lifecycle Index Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifecycle Index Retirement Income Fund	$18,748	$0.00272
Lifecycle Index 2010 Fund	59,860	0.00317
Lifecycle Index 2015 Fund	115,919	0.00367
Lifecycle Index 2020 Fund	261,098	0.00438
Lifecycle Index 2025 Fund	308,089	0.00519
Lifecycle Index 2030 Fund	368,940	0.00605
Lifecycle Index 2035 Fund	385,705	0.00691
Lifecycle Index 2040 Fund	477,161	0.00775
Lifecycle Index 2045 Fund	283,352	0.00799
Lifecycle Index 2050 Fund	199,878	0.00812
Lifecycle Index 2055 Fund	53,946	0.00650
Lifecycle Index 2060 Fund	7,667	0.00510

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	111

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use or the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

112	2017 Annual Report ■ TIAA-CREF Lifecycle Index Funds

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Index Funds ■ 2017 Annual Report	113

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Annual Report

May 31, 2017

TIAA-CREF Lifestyle Funds

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

Lifestyle Income Fund

Lifestyle Conservative Fund

Lifestyle Moderate Fund

Lifestyle Growth Fund

Lifestyle Aggressive Growth Fund

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your Lifestyle Funds report

This annual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the twelve months ended May 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of May 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	3

Letter to investors

Global stock markets delivered double-digit returns during the twelve-month period, as signs of economic growth in the United States and other parts of the world, notably in Europe, stimulated a robust environment for equity investments. By comparison, U.S. fixed-income securities produced only low single-digit returns as their prices were dampened by rising interest rates. These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying TIAA-CREF Funds.

•	All five TIAA-CREF Lifestyle Funds delivered positive total returns, and outperformed their respective composite benchmarks. (All fund returns are for the Institutional Class.)
•	Returns for Institutional Class shares ranged from 5.7% for the Lifestyle Income Fund to 18.1% for the Lifestyle Aggressive Growth Fund.
•	These positive results continued to support the solid gains enjoyed by the TIAA-CREF Lifestyle Funds over longer periods of time.

Stock markets rise amid signs of economic growth

For the twelve-month period, the broad U.S. stock market, as represented by the Russell 3000® Index, gained 17.7%. The U.S. economy delivered solid growth during the period, with inflation remaining stable and labor markets strengthening. Given this underlying economic strength, the Federal Reserve raised its federal funds target rate twice during the period, first in December 2016 and again in March 2017. The U.S. presidential election was a catalyst for stock prices as investors anticipated new government policies that might further stimulate the economy.

Signs of growing economic strength in other parts of the world, particularly in Europe, helped global stock prices to advance. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries, advanced 18.0%. Meanwhile, stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

Returns for U.S. investment-grade bonds were more muted, as investors faced the prospect of rising interest rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.6% for the period.

4	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Brad Finkle

Keep calm and carry on

No one can predict the future with absolute certainty. Instead, as Indian statesman Mohandas Gandhi once said, “The future depends on what you do today.” Saving for one’s future financial goals can be a daunting process, even when the underpinnings of the financial markets seem stable, for circumstances can—and do—change.

The TIAA-CREF Lifestyle Funds are designed so that you may choose the level of investment risk that best suits your individual financial needs. The investment approach of each of these funds, which combines dynamic diversification strategies with disciplined professional management, seeks to help investors to “keep calm and carry on”—to use a famous British expression—as they pursue their future financial goals.

If you have any questions about your investments, please consult with your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	5

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 26 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You may also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

6	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI)* (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries. The index is a free-float adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed- and emerging-markets countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

*	On February 1, 2017, the international equity component of the Funds’ composite benchmarks was changed from the MSCI ACWI (All World Country Index) ex USA Index to the MSCI ACWI ex USA Investable Market Index (IMI).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 9 through 13 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2016–May 31, 2017).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Institutional Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Income Fund actual return	$1,000.00	$1,044.25	$0.51		$2.19
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.17
Conservative Fund actual return	1,000.00	1,067.35	0.52		2.37
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.32
Moderate Fund actual return	1,000.00	1,091.10	0.52		2.61
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.52
Growth Fund actual return	1,000.00	1,110.78	0.53		2.79
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.67
Aggressive Growth Fund actual return	1,000.00	1,128.92	0.53		2.92
5% annual hypothetical return	1,000.00	1,024.43	0.50		2.77

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.43% for the Income Fund; 0.46% for the Conservative Fund; 0.50% for the Moderate Fund; 0.53% for the Growth Fund; and 0.55% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	9

Important information about expenses

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Advisor Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Income Fund actual return	$1,000.00	$1,044.13	$0.61		$2.24
5% annual hypothetical return	1,000.00	1,024.33	0.61		2.22
Conservative Fund actual return	1,000.00	1,067.17	0.62		2.47
5% annual hypothetical return	1,000.00	1,024.33	0.61		2.42
Moderate Fund actual return	1,000.00	1,090.79	0.73		2.81
5% annual hypothetical return	1,000.00	1,024.23	0.71		2.72
Growth Fund actual return	1,000.00	1,109.71	0.74		3.00
5% annual hypothetical return	1,000.00	1,024.23	0.71		2.87
Aggressive Growth Fund actual return	1,000.00	1,129.54	0.64		3.03
5% annual hypothetical return	1,000.00	1,024.33	0.61		2.87

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.12% for the Income, Conservative and Aggressive Growth Funds; and 0.14% for the Moderate and Growth Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.44% for the Income Fund; 0.48% for the Conservative Fund; 0.54% for the Moderate Fund; and 0.57% for the Growth and Aggressive Growth Funds.

10	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Premier Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Income Fund actual return	$1,000.00	$1,043.42	$1.27		$2.95
5% annual hypothetical return	1,000.00	1,023.68	1.26		2.92
Conservative Fund actual return	1,000.00	1,066.48	1.29		3.14
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.07
Moderate Fund actual return	1,000.00	1,090.08	1.30		3.39
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.28
Growth Fund actual return	1,000.00	1,109.39	1.31		3.58
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.43
Aggressive Growth Fund actual return	1,000.00	1,129.20	1.33		3.72
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.58% for the Income Fund; 0.61% for the Conservative Fund; 0.65% for the Moderate Fund; 0.68% for the Growth Fund; and 0.70% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	11

Important information about expenses

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retirement Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Income Fund actual return	$1,000.00	$1,042.99	$1.78		$3.46
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.43
Conservative Fund actual return	1,000.00	1,066.10	1.80		3.66
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.58
Moderate Fund actual return	1,000.00	1,089.82	1.82		3.91
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.78
Growth Fund actual return	1,000.00	1,108.66	1.84		4.10
5% annual hypothetical return	1,000.00	1,023.19	1.77		3.93
Aggressive Growth Fund actual return	1,000.00	1,127.55	1.86		4.24
5% annual hypothetical return	1,000.00	1,023.19	1.77		4.03

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.68% for the Income Fund; 0.71% for the Conservative Fund; 0.75% for the Moderate Fund; 0.78% for the Growth Fund; and 0.80% for the Aggressive Growth Fund.

12	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
Lifestyle Funds	value	value	during period	*	during period	†
Retail Class	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Income Fund actual return	$1,000.00	$1,042.83	$1.94		$3.62
5% annual hypothetical return	1,000.00	1,023.04	1.92		3.58
Conservative Fund actual return	1,000.00	1,065.12	1.91		3.76
5% annual hypothetical return	1,000.00	1,023.09	1.87		3.68
Moderate Fund actual return	1,000.00	1,088.91	1.98		4.01
5% annual hypothetical return	1,000.00	1,023.04	1.92		3.88
Growth Fund actual return	1,000.00	1,108.35	2.05		4.31
5% annual hypothetical return	1,000.00	1,022.99	1.97		4.13
Aggressive Growth Fund actual return	1,000.00	1,126.85	2.23		4.61
5% annual hypothetical return	1,000.00	1,022.84	2.12		4.38

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.37% for the Conservative Fund; 0.38% for the Income and Moderate Funds; 0.39% for the Growth Fund; and 0.42% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.71% for the Income Fund; 0.73% for the Conservative Fund; 0.77% for the Moderate Fund; 0.82% for the Growth Fund; and 0.87% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	13

Investment results of the Lifestyle Funds

Performance for the twelve months ended May 31, 2017

For the twelve-month reporting period, all five Lifestyle Funds outperformed their respective composite benchmarks. Institutional Class returns ranged from 5.72% for the Lifestyle Income Fund to 18.09% for the Lifestyle Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.11 of a percentage point for the Aggressive Growth Fund to 1.24 percentage points for the Income Fund. (All results for the Lifestyle Funds are for the Institutional Class.)

Stock markets rise amid signs of economic growth

The U.S. economy delivered stronger growth early in the reporting period, expanding by 3.5% in the third quarter of 2016. The pace of growth slowed later in the period, but unemployment declined to 4.3% in May—the lowest level in more than a decade. Inflation remained stable with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended May 31, 2017. Oil prices began the period at $49 and ended May at just slightly below this level.

Evidence of stronger labor markets and stable inflation led the Federal Reserve to raise the federal funds target rate in December 2016 and again in March 2017, ending the twelve-month period at 0.75%–1.00%. U.S. elections were a catalyst for stock prices as investors anticipated new government policies to further stimulate the economy. Signs of growing economic strength in other parts of the world, particularly Europe, helped advance global stock prices.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 17.69%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries, advanced 17.97% in U.S.-dollar terms. Stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

U.S. investment-grade bond investors faced the prospect of rising interest rates as the Fed began to slowly reverse its monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.58% for the period. Short-term bonds, as measured by the Bloomberg Barclays U.S. 1–3 Year Government/Credit Index, returned 0.99%.

14	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Most equity funds produce double-digit gains

All of the five Lifestyle Funds advanced for the twelve-month period.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the period, international and U.S. equities contributed the most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within international equities, nearly all of the underlying funds produced double-digit returns. The Emerging Markets Equity Fund was up the most. All of the underlying U.S. equity funds recorded double-digit gains. The Small-Cap Equity Fund advanced the most. (All fund returns are for the Institutional Class.)

Fixed income benefits relative performance

All of the Lifestyle Funds outperformed their respective composite benchmarks. This was primarily due to the relative strength of funds in the fixed-income sector, with the exception of the Lifestyle Aggressive Growth Fund, whose target allocation is 100% equities.

For the Lifestyle Conservative, Moderate and Growth funds, the Bond Plus Fund was the top contributor to relative outperformance. The Short-Term Bond Fund was the leading relative performance contributor to the Lifestyle Income Fund. The Lifestyle Aggressive Growth Fund, which does not own bond funds, benefited most from the relative performance of the Emerging Markets Equity Fund.

The relative performance of each Lifestyle Fund was offset most by the results of the Large-Cap Growth Fund. The Enhanced Large-Cap Value Index Fund was the second-largest detractor from relative performance for all of the Lifestyle Funds. (Performance of the Lifestyle Funds’ underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	15

Lifestyle Income Fund

Performance as of May 31, 2017

Lifestyle Income Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TSITX	12/9/11	5.72%	4.63%		4.77%		0.70%	0.43%
Advisor Class	TSIHX	12/4/15	5.70	4.62	†	4.76	†	0.78	0.51
Premier Class	TSIPX	12/9/11	5.46	4.46		4.61		0.86	0.58
Retirement Class	TLSRX	12/9/11	5.44	4.35		4.50		0.95	0.68
Retail Class	TSILX	12/9/11	5.43	4.34		4.47		0.98	0.71
Lifestyle Income Fund Composite Index‡		—	4.48	3.93		4.01	§	—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		2.61	§	—	—
Russell 3000® Index		—	17.69	15.26		14.94	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2017, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 40.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; 14.0% Russell 3000 Index; and 6.0% MSCI ACWI ex USA IMI Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

16	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Income Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2017
Equity
U.S. equity	14.3%
International equity	6.6
Fixed income
Fixed income	39.4
Short-term fixed income	40.1
Other assets & liabilities, net	–0.4
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	17

Lifestyle Conservative Fund

Performance as of May 31, 2017

Lifestyle Conservative Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TCSIX	12/9/11	8.87%	7.04%		7.05%		0.60%	0.47%
Advisor Class	TLSHX	12/4/15	8.94	7.04	†	7.06	†	0.68	0.55
Premier Class	TLSPX	12/9/11	8.77	6.89		6.89		0.76	0.62
Retirement Class	TSCTX	12/9/11	8.70	6.79		6.79		0.85	0.72
Retail Class	TSCLX	12/9/11	8.59	6.75		6.75		0.88	0.75
Lifestyle Conservative Fund Composite Index‡		—	7.80	6.38		6.31	§	—	—
Broad market indexes
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		2.61	§	—	—
Russell 3000® Index		—	17.69	15.26		14.94	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2017, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Bloomberg Barclays U.S. 1–3 Year Government/Credit Bond Index; and 12.0% MSCI ACWI ex USA IMI Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

18	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2017
Equity
U.S. equity	28.2%
International equity	12.6
Fixed income
Fixed income	39.2
Short-term fixed income	19.9
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	19

Lifestyle Moderate Fund

Performance as of May 31, 2017

Lifestyle Moderate Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TSIMX	12/9/11	12.19%	9.48%		9.34%		0.62%	0.51%
Advisor Class	TSMHX	12/4/15	12.15	9.46	†	9.33	†	0.70	0.59
Premier Class	TSMPX	12/9/11	12.10	9.33		9.20		0.77	0.66
Retirement Class	TSMTX	12/9/11	12.00	9.23		9.08		0.87	0.76
Retail Class	TSMLX	12/9/11	11.90	9.18		9.03		0.89	0.79
Lifestyle Moderate Fund Composite Index‡		—	11.20	8.85		8.61	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		14.94	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		2.61	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2017, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

20	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Moderate Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2017
Equity
U.S. equity	42.1%
International equity	18.6
Fixed income	39.1
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	21

Lifestyle Growth Fund

Performance as of May 31, 2017

Lifestyle Growth Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TSGGX	12/9/11	15.24%	11.46%		11.05%		0.72%	0.53%
Advisor Class	TSGHX	12/4/15	15.12	11.43	†	11.03	†	0.80	0.61
Premier Class	TSGPX	12/9/11	15.01	11.25		10.86		0.87	0.68
Retirement Class	TSGRX	12/9/11	14.86	11.16		10.76		0.97	0.78
Retail Class	TSGLX	12/9/11	14.83	11.10		10.71		1.01	0.83
Lifestyle Growth Fund Composite Index‡		—	14.56	11.04		10.58	§	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26		14.94	§	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24		2.61	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2017, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI ACWI ex USA IMI Index; and 20.0% Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§	Performance is calculated from the inception date of the Institutional Class.

22	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2017
Equity
U.S. equity	56.1%
International equity	24.5
Fixed income	19.2
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	23

Lifestyle Aggressive Growth Fund

Performance as of May 31, 2017

Lifestyle Aggressive Growth Fund			Total return	Average annual total return				Annual operating expenses*#
	Ticker	Inception date	1 year	5 years		since fund inception		gross	net
Institutional Class	TSAIX	12/9/11	18.09%	13.35%		12.71%		0.87%	0.56%
Advisor Class	TSAHX	12/4/15	18.07	13.34	†	12.70	†	0.95	0.64
Premier Class	TSAPX	12/9/11	17.95	13.21		12.56		1.02	0.71
Retirement Class	TSARX	12/9/11	17.79	13.06		12.43		1.12	0.81
Retail Class	TSALX	12/9/11	17.64	12.99		12.34		1.20	0.89
Lifestyle Aggressive Growth Fund Composite Index‡		—	17.98	13.23		12.52	§	—	—
Broad market index
Russell 3000® Index		—	17.69	15.26		14.94	§	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and waiver arrangements now in effect will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	On May 31, 2017, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI ACWI ex USA IMI Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time
§	Performance is calculated from the inception date of the Institutional Class.

24	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Aggressive Growth Fund

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2011)

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and that of a broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation

% of net assets as of 5/31/2017
Equity
U.S. equity	69.7%
International equity	30.2
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	25

Portfolio of investments

Lifestyle Income Fund  ■  May 31, 2017

Shares	Security	Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—100.4% (a)
FIXED INCOME—39.4%
1,260,013	TIAA-CREF Bond Fund	$13,129,335	20.1%
1,204,556	TIAA-CREF Bond Plus Fund	12,623,750	19.3
2,656	TIAA-CREF High-Yield Fund	26,265	0.0
	TOTAL FIXED INCOME	25,779,350	39.4
INTERNATIONAL EQUITY—6.6%
65,801	TIAA-CREF Emerging Markets Equity Fund	735,656	1.1
136,663	TIAA-CREF Enhanced International Equity Index Fund	1,060,504	1.6
88,918	TIAA-CREF International Equity Fund	1,078,572	1.7
73,158	TIAA-CREF International Opportunities Fund	857,407	1.3
48,230	TIAA-CREF International Small-Cap Equity Fund	558,984	0.9
	TOTAL INTERNATIONAL EQUITY	4,291,123	6.6
SHORT-TERM FIXED INCOME—40.1%
2,532,082	TIAA-CREF Short-Term Bond Fund	26,232,366	40.1
	TOTAL SHORT-TERM FIXED INCOME	26,232,366	40.1
U.S. EQUITY—14.3%
69,734	TIAA-CREF Enhanced Large-Cap Growth Index Fund	879,349	1.3
83,358	TIAA-CREF Enhanced Large-Cap Value Index Fund	825,242	1.3
153,297	TIAA-CREF Growth & Income Fund	2,043,448	3.1
128,983	TIAA-CREF Large-Cap Growth Fund	2,342,334	3.6
118,581	TIAA-CREF Large-Cap Value Fund	2,194,929	3.3
37,239	TIAA-CREF Small-Cap Equity Fund	695,615	1.1
36,722	TIAA-CREF Small/Mid-Cap Equity Fund	407,981	0.6
	TOTAL U.S. EQUITY	9,388,898	14.3
TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $63,411,288)	65,691,737	100.4

TOTAL PORTFOLIO	(Cost $63,411,288)	65,691,737	100.4
OTHER ASSETS & LIABILITIES, NET		(241,562)	(0.4)
NET ASSETS		$65,450,175	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Conservative Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—39.2%
1,714,199	TIAA-CREF Bond Fund		$17,861,951	10.0%
4,982,007	TIAA-CREF Bond Plus Fund		52,211,438	29.2
7,235	TIAA-CREF High-Yield Fund		71,550	0.0
	TOTAL FIXED INCOME		70,144,939	39.2
INTERNATIONAL EQUITY—12.6%
326,090	TIAA-CREF Emerging Markets Equity Fund		3,645,690	2.0
682,105	TIAA-CREF Enhanced International Equity Index Fund		5,293,136	3.0
484,017	TIAA-CREF International Equity Fund		5,871,129	3.3
397,230	TIAA-CREF International Opportunities Fund		4,655,538	2.6
262,584	TIAA-CREF International Small-Cap Equity Fund		3,043,343	1.7
	TOTAL INTERNATIONAL EQUITY		22,508,836	12.6
SHORT-TERM FIXED INCOME—19.9%
3,449,794	TIAA-CREF Short-Term Bond Fund		35,739,864	19.9
	TOTAL SHORT-TERM FIXED INCOME		35,739,864	19.9
U.S. EQUITY—28.2%
379,447	TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,784,831	2.7
453,568	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,490,321	2.5
834,457	TIAA-CREF Growth & Income Fund		11,123,312	6.2
701,834	TIAA-CREF Large-Cap Growth Fund		12,745,298	7.1
645,391	TIAA-CREF Large-Cap Value Fund		11,946,196	6.7
174,160	TIAA-CREF Small-Cap Equity Fund		3,253,313	1.8
199,877	TIAA-CREF Small/Mid-Cap Equity Fund		2,220,634	1.2
	TOTAL U.S. EQUITY		50,563,905	28.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $168,642,809)	178,957,544	99.9

	TOTAL PORTFOLIO	(Cost $168,642,809)	178,957,544	99.9
	OTHER ASSETS & LIABILITIES, NET		96,882	0.1
	NET ASSETS		$179,054,426	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	27

Portfolio of investments

Lifestyle Moderate Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—39.1%
9,690,438	TIAA-CREF Bond Plus Fund		$101,555,794	39.1%
10,493	TIAA-CREF High-Yield Fund		103,774	0.0
	TOTAL FIXED INCOME		101,659,568	39.1
INTERNATIONAL EQUITY—18.6%
687,257	TIAA-CREF Emerging Markets Equity Fund		7,683,539	3.0
1,436,370	TIAA-CREF Enhanced International Equity Index Fund		11,146,229	4.3
1,052,016	TIAA-CREF International Equity Fund		12,760,957	4.9
865,680	TIAA-CREF International Opportunities Fund		10,145,773	3.9
571,215	TIAA-CREF International Small-Cap Equity Fund		6,620,380	2.5
	TOTAL INTERNATIONAL EQUITY		48,356,878	18.6
U.S. EQUITY—42.1%
824,597	TIAA-CREF Enhanced Large-Cap Growth Index Fund		10,398,174	4.0
986,989	TIAA-CREF Enhanced Large-Cap Value Index Fund		9,771,188	3.7
1,814,251	TIAA-CREF Growth & Income Fund		24,183,966	9.3
1,527,459	TIAA-CREF Large-Cap Growth Fund		27,738,664	10.7
1,403,625	TIAA-CREF Large-Cap Value Fund		25,981,101	10.0
358,070	TIAA-CREF Small-Cap Equity Fund		6,688,745	2.6
434,546	TIAA-CREF Small/Mid-Cap Equity Fund		4,827,807	1.8
	TOTAL U.S. EQUITY		109,589,645	42.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $238,615,712)	259,606,091	99.8

	TOTAL PORTFOLIO	(Cost $238,615,712)	259,606,091	99.8
	OTHER ASSETS & LIABILITIES, NET		435,097	0.2
	NET ASSETS		$260,041,188	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments

Lifestyle Growth Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.8% (a)
FIXED INCOME—19.2%
1,951,197	TIAA-CREF Bond Plus Fund		$20,448,549	19.1%
4,314	TIAA-CREF High-Yield Fund		42,664	0.1
	TOTAL FIXED INCOME		20,491,213	19.2
INTERNATIONAL EQUITY—24.5%
369,074	TIAA-CREF Emerging Markets Equity Fund		4,126,243	3.8
774,288	TIAA-CREF Enhanced International Equity Index Fund		6,008,474	5.6
573,559	TIAA-CREF International Equity Fund		6,957,273	6.5
470,960	TIAA-CREF International Opportunities Fund		5,519,657	5.2
312,348	TIAA-CREF International Small-Cap Equity Fund		3,620,108	3.4
	TOTAL INTERNATIONAL EQUITY		26,231,755	24.5
U.S. EQUITY—56.1%
451,428	TIAA-CREF Enhanced Large-Cap Growth Index Fund		5,692,501	5.3
540,758	TIAA-CREF Enhanced Large-Cap Value Index Fund		5,353,508	5.0
994,340	TIAA-CREF Growth & Income Fund		13,254,552	12.4
837,410	TIAA-CREF Large-Cap Growth Fund		15,207,374	14.2
769,261	TIAA-CREF Large-Cap Value Fund		14,239,024	13.3
190,588	TIAA-CREF Small-Cap Equity Fund		3,560,184	3.4
238,250	TIAA-CREF Small/Mid-Cap Equity Fund		2,646,960	2.5
	TOTAL U.S. EQUITY		59,954,103	56.1
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $93,669,180)	106,677,071	99.8

	TOTAL PORTFOLIO	(Cost $93,669,180)	106,677,071	99.8
	OTHER ASSETS & LIABILITIES, NET		262,845	0.2
	NET ASSETS		$106,939,916	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	29

Portfolio of investments

Lifestyle Aggressive Growth Fund  ■  May 31, 2017

Shares	Security		Value	% of net assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
INTERNATIONAL EQUITY—30.2%
279,017	TIAA-CREF Emerging Markets Equity Fund		$3,119,414	4.6%
587,404	TIAA-CREF Enhanced International Equity Index Fund		4,558,259	6.7
458,192	TIAA-CREF International Equity Fund		5,557,864	8.2
376,075	TIAA-CREF International Opportunities Fund		4,407,596	6.5
248,878	TIAA-CREF International Small-Cap Equity Fund		2,884,491	4.2
	TOTAL INTERNATIONAL EQUITY		20,527,624	30.2
U.S. EQUITY—69.7%
351,332	TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,430,293	6.5
419,859	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,156,607	6.1
790,724	TIAA-CREF Growth & Income Fund		10,540,352	15.5
665,922	TIAA-CREF Large-Cap Growth Fund		12,093,136	17.8
611,954	TIAA-CREF Large-Cap Value Fund		11,327,268	16.6
148,927	TIAA-CREF Small-Cap Equity Fund		2,781,950	4.1
189,553	TIAA-CREF Small/Mid-Cap Equity Fund		2,105,932	3.1
	TOTAL U.S. EQUITY		47,435,538	69.7
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $56,635,487)	67,963,162	99.9

	TOTAL PORTFOLIO	(Cost $56,635,487)	67,963,162	99.9
	OTHER ASSETS & LIABILITIES, NET		70,746	0.1
	NET ASSETS		$68,033,908	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

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TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	31

Statements of assets and liabilities

TIAA-CREF Lifestyle Funds  ■  May 31, 2017

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund
ASSETS
Affiliated investments, at value‡	$65,691,737	$178,957,544	$259,606,091	$106,677,071	$67,963,162
Cash	74,593	546,322	27,895	—	—
Receivable from securities transactions	64,123	136,655	295,473	290,571	207,271
Receivable from Fund shares sold	6,030	53,617	258,257	199,085	86,568
Dividends and interest receivable	96,841	215,433	241,855	48,810	—
Due from affiliates	2,730	3,017	3,116	2,670	2,661
Other	1,686	3,438	4,489	2,224	1,607
Total assets	65,937,740	179,916,026	260,437,176	107,220,431	68,261,269
LIABILITIES
Management fees payable	1,076	2,934	4,276	1,760	1,122
Service agreement fees payable	643	1,385	3,061	1,254	1,151
Distribution fees payable	10,122	29,291	36,634	14,908	7,434
Due to affiliates	6,715	7,093	7,353	6,835	6,681
Overdraft payable	—	—	—	166,042	28,588
Payable for securities transactions	166,483	712,420	298,498	65,857	111,293
Payable for Fund shares redeemed	289,857	82,294	12,500	7,666	57,977
Payable for trustee compensation	2,276	4,958	6,700	3,113	2,119
Accrued expenses and other payables	10,393	21,225	26,966	13,080	10,996
Total liabilities	487,565	861,600	395,988	280,515	227,361
NET ASSETS	$65,450,175	$179,054,426	$260,041,188	$106,939,916	$68,033,908
NET ASSETS CONSIST OF:
Paid-in-capital	$63,301,403	$169,117,383	$239,776,549	$94,157,610	$56,890,424
Undistributed net investment income (loss)	163,456	338,844	324,028	586,978	149,612
Accumulated net realized gain (loss) on total investments	(295,133)	(716,536)	(1,049,768)	(812,563)	(333,803)
Net unrealized appreciation (depreciation) on total investments	2,280,449	10,314,735	20,990,379	13,007,891	11,327,675
NET ASSETS	$65,450,175	$179,054,426	$260,041,188	$106,939,916	$68,033,908
INSTITUTIONAL CLASS:
Net assets	$1,454,521	$5,087,360	$10,416,204	$4,899,144	$4,376,058
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	131,717	416,195	775,132	337,246	286,366
Net asset value per share	$11.04	$12.22	$13.44	$14.53	$15.28
ADVISOR CLASS:
Net assets	$104,455	$107,344	$160,812	$122,615	$115,183
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,460	8,780	11,965	8,442	7,538
Net asset value per share	$11.04	$12.23	$13.44	$14.52	$15.28
PREMIER CLASS:
Net assets	$234,397	$255,811	$292,012	$327,256	$375,488
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	21,204	20,914	21,685	22,516	24,517
Net asset value per share	$11.05	$12.23	$13.47	$14.53	$15.32
RETIREMENT CLASS:
Net assets	$15,645,520	$33,906,960	$74,577,361	$30,613,984	$27,904,795
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,418,172	2,777,157	5,554,606	2,113,678	1,830,866
Net asset value per share	$11.03	$12.21	$13.43	$14.48	$15.24
RETAIL CLASS:
Net assets	$48,011,282	$139,696,951	$174,594,799	$70,976,917	$35,262,384
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,351,733	11,446,163	13,009,401	4,907,887	2,316,212
Net asset value per share	$11.03	$12.20	$13.42	$14.46	$15.22
‡ Affiliated investments, cost	$63,411,288	$168,642,809	$238,615,712	$93,669,180	$56,635,487

32	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	33

Statements of operations

TIAA-CREF Lifestyle Funds  ■  For the year ended May 31, 2017

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,257,780	$3,179,282	$4,444,488	$1,511,746	$700,973
Total income	1,257,780	3,179,282	4,444,488	1,511,746	700,973

EXPENSES
Management fees	58,616	153,307	219,432	89,977	53,422
Shareholder servicing — Institutional Class	6	5	10	159	7
Shareholder servicing — Advisor Class	16	20	51	42	16
Shareholder servicing — Premier Class	40	57	38	57	38
Shareholder servicing — Retirement Class	35,849	72,876	157,763	66,507	52,941
Shareholder servicing — Retail Class	11,943	28,255	34,404	23,555	20,316
Distribution fees — Premier Class	332	372	406	433	448
Distribution fees — Retail Class	107,464	299,294	375,251	150,444	71,258
Registration fees	79,347	81,346	83,493	78,313	78,576
Professional fees	24,409	24,984	25,347	24,583	24,345
Shareholder reports	20,922	29,783	40,418	20,946	14,666
Administrative service fees	18,341	19,727	20,459	19,040	18,251
Trustee fees and expenses	612	1,579	2,322	919	530
Other expenses	23,591	27,396	29,938	24,378	23,347
Total expenses	381,488	739,001	989,332	499,353	358,161
Less: Expenses reimbursed by the investment adviser	(166,917)	(185,713)	(200,302)	(167,910)	(159,453)
Net expenses	214,571	553,288	789,030	331,443	198,708

Net investment income (loss)	1,043,209	2,625,994	3,655,458	1,180,303	502,265

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(68,947)	(386,704)	(960,945)	(490,975)	(151,388)
Realized gain distributions from affiliated investments	398,573	1,461,599	2,783,392	1,196,195	734,136
Realized gain (loss) from sale of unaffiliated investments‡	248	—	(16,922)	(5,811)	1,542
Net realized gain (loss) from investments	329,874	1,074,895	1,805,525	699,409	584,290
Net change in unrealized appreciation (depreciation) from affiliated investments	1,774,887	9,340,571	20,134,486	10,998,519	8,034,625
Net realized and unrealized gain (loss) from investments	2,104,761	10,415,466	21,940,011	11,697,928	8,618,915
Net increase (decrease) in net assets from operations	$3,147,970	$13,041,460	$25,595,469	$12,878,231	$9,121,180
‡ Includes net realized gain (loss) from securities sold to affiliates of	$381	$—	$(10,841)	$—	$1,590

34	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	35

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$1,043,209	$927,723	$2,625,994	$2,131,570	$3,655,458	$2,710,147
Net realized gain (loss) from investments		329,874	339,618	1,074,895	1,479,623	1,805,525	3,116,526
Net change in unrealized appreciation (depreciation) from affiliated investments		1,774,887	(962,155)	9,340,571	(3,790,507)	20,134,486	(7,561,723)
Net increase (decrease) in net assets from operations		3,147,970	305,186	13,041,460	(179,314)	25,595,469	(1,735,050)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(23,592)	(27,468)	(93,203)	(68,975)	(149,347)	(37,470)
	Advisor Class†	(2,456)	(522)	(2,454)	(477)	(2,898)	(419)
	Premier Class	(4,549)	(26,364)	(5,117)	(27,961)	(5,507)	(30,031)
	Retirement Class	(303,978)	(287,921)	(592,020)	(496,618)	(1,291,032)	(904,324)
	Retail Class	(906,881)	(737,516)	(2,444,925)	(1,933,110)	(3,023,613)	(2,335,746)
From realized gains:	Institutional Class	(6,384)	(7,447)	(51,748)	(38,417)	(134,458)	(26,355)
	Advisor Class†	(676)	(97)	(1,325)	(147)	(2,178)	(210)
	Premier Class	(1,429)	(11,581)	(3,152)	(19,297)	(4,822)	(30,008)
	Retirement Class	(94,500)	(122,029)	(355,474)	(347,848)	(1,117,901)	(942,144)
	Retail Class	(285,128)	(338,105)	(1,519,807)	(1,428,291)	(2,574,893)	(2,493,266)
Total distributions		(1,629,573)	(1,559,050)	(5,069,225)	(4,361,141)	(8,306,649)	(6,799,973)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	730,737	157,935	2,564,765	374,593	9,024,131	897,386
	Advisor Class†	—	100,000	10,000	100,000	47,311	100,020
	Premier Class	12,984	—	—	—	20,875	—
	Retirement Class	5,157,937	6,111,631	8,879,179	14,867,325	24,572,626	23,587,967
	Retail Class	15,369,862	12,152,487	43,839,236	37,471,334	49,592,704	49,798,539
Reinvestments of distributions:	Institutional Class	29,643	29,562	144,524	102,521	283,286	59,219
	Advisor Class†	—	—	48	—	853	—
	Premier Class	39	4,518	353	4,241	692	3,368
	Retirement Class	398,174	391,719	947,097	828,688	2,408,447	1,841,907
	Retail Class	1,165,147	1,029,898	3,922,532	3,286,844	5,486,793	4,747,526
Redemptions:	Institutional Class	(134,831)	(1,275,195)	(606,385)	(1,620,649)	(1,307,672)	(1,761,146)
	Advisor Class†	—	—	(10,048)	—	—	—
	Premier Class	(11)	(971,801)	—	(1,036,702)	(13)	(1,117,117)
	Retirement Class	(4,014,187)	(7,896,388)	(3,761,781)	(11,410,320)	(12,062,320)	(8,437,883)
	Retail Class	(6,839,741)	(12,079,108)	(17,898,863)	(19,735,566)	(23,723,638)	(24,132,909)
Net increase (decrease) from shareholder transactions		11,875,753	(2,244,742)	38,030,657	23,232,309	54,344,075	45,586,877
Net increase (decrease) in net assets		13,394,150	(3,498,606)	46,002,892	18,691,854	71,632,895	37,051,854
NET ASSETS
Beginning of period		52,056,025	55,554,631	133,051,534	114,359,680	188,408,293	151,356,439
End of period		$65,450,175	$52,056,025	$179,054,426	$133,051,534	$260,041,188	$188,408,293
Undistributed net investment income (loss) included in net assets		$163,456	$149,560	$338,844	$292,164	$324,028	$301,671
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	67,549	14,801	218,495	32,626	711,791	73,097
	Advisor Class†	—	9,460	837	8,780	3,689	8,208
	Premier Class	1,201	—	—	—	1,631	—
	Retirement Class	475,801	568,899	750,720	1,277,724	1,910,185	1,907,936
	Retail Class	1,415,923	1,132,832	3,705,946	3,218,293	3,870,472	3,982,645
Shares reinvested:	Institutional Class	2,764	2,773	12,426	8,965	22,565	4,843
	Advisor Class†	—	—	4	—	68	—
	Premier Class	4	413	30	354	55	256
	Retirement Class	37,155	36,935	81,495	72,773	192,194	151,769
	Retail Class	108,709	97,170	337,754	288,796	438,071	391,203
Shares redeemed:	Institutional Class	(12,437)	(117,879)	(50,964)	(137,007)	(101,801)	(136,849)
	Advisor Class†	—	—	(841)	—	—	—
	Premier Class	(1)	(90,726)	—	(90,070)	(1)	(91,045)
	Retirement Class	(370,994)	(731,400)	(317,596)	(974,324)	(942,510)	(677,932)
	Retail Class	(629,559)	(1,121,332)	(1,517,065)	(1,700,860)	(1,852,472)	(1,931,525)
Net increase (decrease) from shareholder transactions		1,096,115	(198,054)	3,221,241	2,006,050	4,253,937	3,682,606
†	Advisor Class commenced operations on December 4, 2015.

36	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds ■ For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
OPERATIONS
Net investment income (loss)		$1,180,303	$971,462	$502,265	$363,603
Net realized gain (loss) from investments		699,409	1,365,663	584,290	1,190,181
Net change in unrealized appreciation (depreciation) from affiliated investments		10,998,519	(4,717,738)	8,034,625	(4,161,699)
Net increase (decrease) in net assets from operations		12,878,231	(2,380,613)	9,121,180	(2,607,915)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(28,005)	(44,390)	(25,569)	(22,077)
	Advisor Class†	(1,406)	(179)	(903)	(137)
	Premier Class	(2,614)	(25,371)	(1,387)	(20,204)
	Retirement Class	(271,599)	(335,657)	(126,431)	(183,047)
	Retail Class	(587,160)	(768,242)	(155,813)	(242,857)
From realized gains:	Institutional Class	(54,957)	(73,087)	(92,622)	(82,334)
	Advisor Class†	(2,822)	(296)	(3,335)	(514)
	Premier Class	(7,090)	(45,667)	(8,850)	(84,526)
	Retirement Class	(649,334)	(651,320)	(617,951)	(865,038)
	Retail Class	(1,462,075)	(1,500,993)	(864,485)	(1,221,297)
Total distributions		(3,067,062)	(3,445,202)	(1,897,346)	(2,722,031)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,979,184	1,760,891	2,095,543	1,735,272
	Advisor Class†	8,233	100,009	—	100,000
	Premier Class	28,630	161	66,377	—
	Retirement Class	9,370,853	11,096,466	8,795,258	6,152,072
	Retail Class	18,565,940	17,258,630	10,274,720	9,775,760
Reinvestments of distributions:	Institutional Class	82,583	43,996	117,627	103,457
	Advisor Class†	305	—	—	—
	Premier Class	530	238	—	—
	Retirement Class	920,458	986,358	743,849	1,047,173
	Retail Class	2,027,927	2,239,175	1,012,177	1,447,343
Redemptions:	Institutional Class	(425,317)	(1,818,975)	(1,072,173)	(1,933,169)
	Advisor Class†	—	—	—	—
	Premier Class	(14)	(1,170,063)	(15)	(1,209,416)
	Retirement Class	(6,037,878)	(11,416,572)	(2,273,585)	(9,284,463)
	Retail Class	(8,823,152)	(13,408,374)	(4,731,878)	(11,863,768)
Net increase (decrease) from shareholder transactions		18,698,282	5,671,940	15,027,900	(3,929,739)
Net increase (decrease) in net assets		28,509,451	(153,875)	22,251,734	(9,259,685)
NET ASSETS
Beginning of period		78,430,465	78,584,340	45,782,174	55,041,859
End of period		$106,939,916	$78,430,465	$68,033,908	$45,782,174
Undistributed net investment income (loss) included in net assets		$586,978	$131,478	$149,612	$(44,823)
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	217,818	134,693	146,770	129,791
	Advisor Class†	607	7,812	—	7,538
	Premier Class	2,083	—	4,518	—
	Retirement Class	688,371	844,569	616,848	444,376
	Retail Class	1,367,002	1,300,904	724,938	713,024
Shares reinvested:	Institutional Class	6,228	3,481	8,542	7,921
	Advisor Class†	23	—	—	—
	Premier Class	40	19	—	—
	Retirement Class	69,573	78,097	54,098	80,305
	Retail Class	153,398	177,571	73,667	111,078
Shares redeemed:	Institutional Class	(30,970)	(140,830)	(73,421)	(137,621)
	Advisor Class†	—	—	—	—
	Premier Class	(1)	(91,411)	(1)	(92,322)
	Retirement Class	(444,501)	(855,569)	(160,726)	(654,723)
	Retail Class	(652,311)	(1,003,623)	(337,292)	(848,872)
Net increase (decrease) from shareholder transactions		1,377,360	455,713	1,057,941	(239,505)
†	Advisor Class commenced operations on December 4, 2015.

38	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	39

Financial highlights

TIAA-CREF Lifestyle Funds

		Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized									Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset			Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,			at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total		period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return		(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate
LIFESTYLE INCOME FUND
Institutional Class:	5/31/17		$10.77	$0.22		$ 0.38	$0.60	$(0.26)	$(0.07)	$(0.33)	$11.04	5.72%		$1,455	0.39%		0.10%		2.03%		18%
	5/31/16		11.04	0.21		(0.12)	0.09	(0.25)	(0.11)	(0.36)	10.77	0.89		796	0.37		0.10		1.91		33
	5/31/15		11.00	0.19		0.17	0.36	(0.24)	(0.08)	(0.32)	11.04	3.34		1,923	0.35		0.10		1.69		13
	5/31/14		10.76	0.19		0.38	0.57	(0.24)	(0.09)	(0.33)	11.00	5.47		1,712	0.52		0.10		1.75		16
	5/31/13		10.24	0.20		0.60	0.80	(0.26)	(0.02)	(0.28)	10.76	7.86		1,444	0.82		0.10		1.88		21
Advisor Class:	5/31/17		10.77	0.22		0.38	0.60	(0.26)	(0.07)	(0.33)	11.04	5.70		104	0.40		0.12		2.03		18
	5/31/16	‡	10.86	0.10		0.08	0.18	(0.16)	(0.11)	(0.27)	10.77	1.67	[b]	102	0.39	[c]	0.12	[c]	1.95	[c]	33
Premier Class:	5/31/17		10.77	0.21		0.37	0.58	(0.23)	(0.07)	(0.30)	11.05	5.46		234	0.55		0.25		1.89		18
	5/31/16		11.04	0.21		(0.13)	0.08	(0.24)	(0.11)	(0.35)	10.77	0.76		215	0.53		0.25		1.89		33
	5/31/15		11.00	0.17		0.18	0.35	(0.23)	(0.08)	(0.31)	11.04	3.18		1,217	0.50		0.25		1.54		13
	5/31/14		10.76	0.18		0.38	0.56	(0.23)	(0.09)	(0.32)	11.00	5.32		1,167	0.67		0.25		1.62		16
	5/31/13		10.24	0.18		0.60	0.78	(0.24)	(0.02)	(0.26)	10.76	7.71		1,352	0.96		0.25		1.74		21
Retirement Class:	5/31/17		10.76	0.20		0.37	0.57	(0.23)	(0.07)	(0.30)	11.03	5.44		15,646	0.64		0.35		1.80		18
	5/31/16		11.04	0.19		(0.13)	0.06	(0.23)	(0.11)	(0.34)	10.76	0.56		13,734	0.62		0.35		1.76		33
	5/31/15		11.00	0.16		0.18	0.34	(0.22)	(0.08)	(0.30)	11.04	3.09		15,469	0.59		0.35		1.46		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.23		10,981	0.76		0.35		1.51		16
	5/31/13		10.24	0.18		0.59	0.77	(0.23)	(0.02)	(0.25)	10.76	7.56		6,840	1.05		0.35		1.65		21
Retail Class:	5/31/17		10.76	0.19		0.38	0.57	(0.23)	(0.07)	(0.30)	11.03	5.43		48,011	0.66		0.38		1.77		18
	5/31/16		11.04	0.19		(0.14)	0.05	(0.22)	(0.11)	(0.33)	10.76	0.52		37,209	0.65		0.38		1.75		33
	5/31/15		11.00	0.16		0.17	0.33	(0.21)	(0.08)	(0.29)	11.04	3.06		36,946	0.62		0.38		1.43		13
	5/31/14		10.76	0.16		0.39	0.55	(0.22)	(0.09)	(0.31)	11.00	5.20		26,218	0.79		0.38		1.48		16
	5/31/13		10.23	0.17		0.60	0.77	(0.22)	(0.02)	(0.24)	10.76	7.63		13,670	1.08		0.38		1.61		21

40	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	41

Financial highlights	continued

TIAA-CREF Lifestyle Funds

		Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate
LIFESTYLE CONSERVATIVE FUND
Institutional Class:	5/31/17		$11.64	$0.23		$ 0.78	$ 1.01	$(0.28)	$(0.15)	$(0.43)	$12.22	8.87%	$ 5,087	0.22%		0.10%		1.96%		15%
	5/31/16		12.13	0.22		(0.27)	(0.05)	(0.27)	(0.17)	(0.44)	11.64	(0.28)	2,749	0.23		0.10		1.88		26
	5/31/15		11.95	0.20		0.40	0.60	(0.31)	(0.11)	(0.42)	12.13	5.13	4,021	0.25		0.10		1.70		13
	5/31/14		11.36	0.19		0.79	0.98	(0.30)	(0.09)	(0.39)	11.95	8.82	3,103	0.37		0.10		1.66		9
	5/31/13		10.29	0.21		1.12	1.33	(0.25)	(0.01)	(0.26)	11.36	13.12	1,520	0.70		0.10		1.94		24
Advisor Class:	5/31/17		11.64	0.23		0.78	1.01	(0.27)	(0.15)	(0.42)	12.23	8.94	107	0.24		0.12		1.97		15
	5/31/16	‡	11.86	0.09		0.04	0.13	(0.18)	(0.17)	(0.35)	11.64	1.25 [b]	102	0.25	[c]	0.12	[c]	1.70	[c]	26
Premier Class:	5/31/17		11.63	0.22		0.77	0.99	(0.24)	(0.15)	(0.39)	12.23	8.77	256	0.39		0.25		1.84		15
	5/31/16		12.12	0.22		(0.29)	(0.07)	(0.25)	(0.17)	(0.42)	11.63	(0.43)	243	0.39		0.25		1.85		26
	5/31/15		11.95	0.19		0.38	0.57	(0.29)	(0.11)	(0.40)	12.12	4.88	1,341	0.41		0.25		1.57		13
	5/31/14		11.36	0.20		0.76	0.96	(0.28)	(0.09)	(0.37)	11.95	8.66	1,268	0.52		0.25		1.69		9
	5/31/13		10.28	0.20		1.13	1.33	(0.24)	(0.01)	(0.25)	11.36	13.07	1,768	0.83		0.25		1.83		24
Retirement Class:	5/31/17		11.62	0.20		0.79	0.99	(0.25)	(0.15)	(0.40)	12.21	8.70	33,907	0.47		0.35		1.71		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.53)	26,300	0.48		0.35		1.71		26
	5/31/15		11.94	0.18		0.38	0.56	(0.28)	(0.11)	(0.39)	12.11	4.79	22,852	0.50		0.35		1.47		13
	5/31/14		11.35	0.17		0.79	0.96	(0.28)	(0.09)	(0.37)	11.94	8.59	18,039	0.61		0.35		1.49		9
	5/31/13		10.28	0.19		1.12	1.31	(0.23)	(0.01)	(0.24)	11.35	12.87	9,012	0.92		0.35		1.70		24
Retail Class:	5/31/17		11.62	0.20		0.77	0.97	(0.24)	(0.15)	(0.39)	12.20	8.59	139,697	0.49		0.37		1.70		15
	5/31/16		12.11	0.20		(0.28)	(0.08)	(0.24)	(0.17)	(0.41)	11.62	(0.56)	103,657	0.51		0.38		1.71		26
	5/31/15		11.94	0.17		0.39	0.56	(0.28)	(0.11)	(0.39)	12.11	4.77	86,146	0.52		0.38		1.45		13
	5/31/14		11.35	0.17		0.78	0.95	(0.27)	(0.09)	(0.36)	11.94	8.55	56,057	0.64		0.39		1.45		9
	5/31/13		10.28	0.18		1.13	1.31	(0.23)	(0.01)	(0.24)	11.35	12.86	21,456	0.96		0.38		1.64		24

42	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	43

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate
LIFESTYLE MODERATE FUND
Institutional Class:	5/31/17		$12.48	$0.27		$ 1.21	$ 1.48	$(0.30)	$(0.22)	$(0.52)	$13.44	12.19%	$ 10,416	0.19%		0.10%		2.10%		19%
	5/31/16		13.25	0.21		(0.42)	(0.21)	(0.29)	(0.27)	(0.56)	12.48	(1.45)	1,779	0.21		0.10		1.67		17
	5/31/15		12.93	0.23		0.63	0.86	(0.38)	(0.16)	(0.54)	13.25	6.81	2,670	0.23		0.10		1.78		13
	5/31/14		11.96	0.21		1.23	1.44	(0.37)	(0.10)	(0.47)	12.93	12.29	2,506	0.33		0.10		1.67		17
	5/31/13		10.33	0.23		1.67	1.90	(0.26)	(0.01)	(0.27)	11.96	18.60	1,419	0.69		0.10		2.04		34
Advisor Class:	5/31/17		12.48	0.24		1.23	1.47	(0.29)	(0.22)	(0.51)	13.44	12.15	161	0.23		0.14		1.85		19
	5/31/16	‡	12.88	0.08		—	0.08	(0.21)	(0.27)	(0.48)	12.48	0.76 [b]	102	0.23	[c]	0.13	[c]	1.44	[c]	17
Premier Class:	5/31/17		12.48	0.23		1.24	1.47	(0.26)	(0.22)	(0.48)	13.47	12.10	292	0.36		0.25		1.79		19
	5/31/16		13.25	0.23		(0.46)	(0.23)	(0.27)	(0.27)	(0.54)	12.48	(1.59)	250	0.36		0.25		1.81		17
	5/31/15		12.93	0.21		0.63	0.84	(0.36)	(0.16)	(0.52)	13.25	6.65	1,468	0.38		0.25		1.59		13
	5/31/14		11.95	0.20		1.24	1.44	(0.36)	(0.10)	(0.46)	12.93	12.22	1,376	0.47		0.25		1.62		17
	5/31/13		10.33	0.21		1.67	1.88	(0.25)	(0.01)	(0.26)	11.95	18.33	1,256	0.83		0.25		1.90		34
Retirement Class:	5/31/17		12.46	0.22		1.23	1.45	(0.26)	(0.22)	(0.48)	13.43	12.00	74,577	0.44		0.35		1.69		19
	5/31/16		13.24	0.21		(0.46)	(0.25)	(0.26)	(0.27)	(0.53)	12.46	(1.77)	54,776	0.46		0.35		1.67		17
	5/31/15		12.92	0.20		0.63	0.83	(0.35)	(0.16)	(0.51)	13.24	6.56	39,886	0.47		0.35		1.52		13
	5/31/14		11.95	0.18		1.24	1.42	(0.35)	(0.10)	(0.45)	12.92	12.06	32,655	0.57		0.35		1.49		17
	5/31/13		10.32	0.19		1.69	1.88	(0.24)	(0.01)	(0.25)	11.95	18.35	12,300	0.92		0.35		1.72		34
Retail Class:	5/31/17		12.46	0.21		1.23	1.44	(0.26)	(0.22)	(0.48)	13.42	11.90	174,595	0.46		0.37		1.64		19
	5/31/16		13.23	0.20		(0.45)	(0.25)	(0.25)	(0.27)	(0.52)	12.46	(1.73)	131,501	0.48		0.38		1.65		17
	5/31/15		12.92	0.19		0.63	0.82	(0.35)	(0.16)	(0.51)	13.23	6.46	107,332	0.50		0.38		1.48		13
	5/31/14		11.95	0.18		1.23	1.41	(0.34)	(0.10)	(0.44)	12.92	12.01	65,598	0.61		0.39		1.43		17
	5/31/13		10.32	0.19		1.68	1.87	(0.23)	(0.01)	(0.24)	11.95	18.31	21,809	0.97		0.39		1.67		34

44	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	45

Financial highlights	continued

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate
LIFESTYLE GROWTH FUND
Institutional Class:	5/31/17		$13.09	$0.19		$ 1.76	$ 1.95	$(0.17)	$(0.34)	$(0.51)	$14.53	15.24%	$ 4,899	0.29%		0.10%		1.36%		22%
	5/31/16		14.19	0.20		(0.64)	(0.44)	(0.25)	(0.41)	(0.66)	13.09	(2.96)	1,887	0.29		0.10		1.55		35
	5/31/15		13.75	0.20		0.86	1.06	(0.38)	(0.24)	(0.62)	14.19	7.92	2,083	0.31		0.10		1.47		14
	5/31/14		12.50	0.18		1.71	1.89	(0.42)	(0.22)	(0.64)	13.75	15.28	1,783	0.47		0.10		1.37		16
	5/31/13		10.32	0.21		2.20	2.41	(0.22)	(0.01)	(0.23)	12.50	23.63	1,420	0.77		0.10		1.80		30
Advisor Class:	5/31/17		13.09	0.22		1.72	1.94	(0.17)	(0.34)	(0.51)	14.52	15.12	123	0.32		0.14		1.60		22
	5/31/16	‡	13.79	0.05		(0.09)	(0.04)	(0.25)	(0.41)	(0.66)	13.09	(0.16)[b]	102	0.31	[c]	0.13	[c]	0.87	[c]	35
Premier Class:	5/31/17		13.07	0.20		1.72	1.92	(0.12)	(0.34)	(0.46)	14.53	15.01	327	0.46		0.25		1.46		22
	5/31/16		14.18	0.20		(0.67)	(0.47)	(0.23)	(0.41)	(0.64)	13.07	(3.19)	267	0.44		0.25		1.47		35
	5/31/15		13.74	0.18		0.86	1.04	(0.36)	(0.24)	(0.60)	14.18	7.77	1,585	0.46		0.25		1.31		14
	5/31/14		12.50	0.17		1.68	1.85	(0.39)	(0.22)	(0.61)	13.74	15.01	1,465	0.62		0.25		1.28		16
	5/31/13		10.32	0.18		2.22	2.40	(0.21)	(0.01)	(0.22)	12.50	23.46	1,580	0.91		0.25		1.55		30
Retirement Class:	5/31/17		13.06	0.18		1.72	1.90	(0.14)	(0.34)	(0.48)	14.48	14.86	30,614	0.54		0.35		1.33		22
	5/31/16		14.15	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.06	(3.18)	23,506	0.54		0.35		1.24		35
	5/31/15		13.72	0.17		0.85	1.02	(0.35)	(0.24)	(0.59)	14.15	7.62	24,527	0.55		0.35		1.20		14
	5/31/14		12.49	0.15		1.69	1.84	(0.39)	(0.22)	(0.61)	13.72	14.91	16,575	0.71		0.35		1.14		16
	5/31/13		10.31	0.16		2.23	2.39	(0.20)	(0.01)	(0.21)	12.49	23.39	10,027	1.00		0.35		1.41		30
Retail Class:	5/31/17		13.04	0.18		1.71	1.89	(0.13)	(0.34)	(0.47)	14.46	14.83	70,977	0.58		0.39		1.30		22
	5/31/16		14.13	0.16		(0.63)	(0.47)	(0.21)	(0.41)	(0.62)	13.04	(3.19)	52,668	0.58		0.40		1.23		35
	5/31/15		13.70	0.16		0.86	1.02	(0.35)	(0.24)	(0.59)	14.13	7.61	50,390	0.59		0.39		1.18		14
	5/31/14		12.48	0.14		1.69	1.83	(0.39)	(0.22)	(0.61)	13.70	14.81	30,360	0.76		0.41		1.07		16
	5/31/13		10.31	0.16		2.22	2.38	(0.20)	(0.01)	(0.21)	12.48	23.26	12,800	1.06		0.40		1.40		30

46	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	47

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations
						Net realized								Ratios to average net assets
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,		at end of					investment		Portfolio
	or year		beginning	income		on total	investment	investment	realized	and	end of	Total	period or year	Gross		Net		income		turnover
	ended		of period	(loss)	[a]	investments [j]	operations	income	gains	distributions	period	return	(in thousands)	expenses	[e]	expenses	[e]	(loss)		rate
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	5/31/17		$13.47	$0.16		$ 2.21	$ 2.37	$(0.12)	$(0.44)	$(0.56)	$15.28	18.09%	$ 4,376	0.40%		0.10%		1.13%		20%
	5/31/16		15.14	0.10		(0.82)	(0.72)	(0.20)	(0.75)	(0.95)	13.47	(4.53)	2,755	0.41		0.10		0.75		41
	5/31/15		14.60	0.17		1.12	1.29	(0.40)	(0.35)	(0.75)	15.14	9.13	3,094	0.35		0.10		1.18		14
	5/31/14		13.01	0.13		2.23	2.36	(0.48)	(0.29)	(0.77)	14.60	18.34	2,570	0.49		0.10		0.91		24
	5/31/13		10.29	0.17		2.74	2.91	(0.18)	(0.01)	(0.19)	13.01	28.51	1,514	0.82		0.10		1.48		29
Advisor Class:	5/31/17		13.47	0.18		2.19	2.37	(0.12)	(0.44)	(0.56)	15.28	18.07	115	0.41		0.12		1.27		20
	5/31/16	‡	14.63	0.02		(0.23)	(0.21)	(0.20)	(0.75)	(0.95)	13.47	(1.21)[b]	102	0.43	[c]	0.12	[c]	0.26	[c]	41
Premier Class:	5/31/17		13.47	0.15		2.21	2.36	(0.07)	(0.44)	(0.51)	15.32	17.95	375	0.56		0.25		1.08		20
	5/31/16		15.12	0.15		(0.87)	(0.72)	(0.18)	(0.75)	(0.93)	13.47	(4.55)	269	0.56		0.25		1.11		41
	5/31/15		14.59	0.15		1.11	1.26	(0.38)	(0.35)	(0.73)	15.12	8.92	1,699	0.50		0.25		1.01		14
	5/31/14		13.00	0.15		2.18	2.33	(0.45)	(0.29)	(0.74)	14.59	18.16	1,559	0.64		0.25		1.09		24
	5/31/13		10.28	0.15		2.75	2.90	(0.17)	(0.01)	(0.18)	13.00	28.36	1,543	0.95		0.25		1.28		29
Retirement Class:	5/31/17		13.44	0.13		2.20	2.33	(0.09)	(0.44)	(0.53)	15.24	17.79	27,905	0.65		0.35		0.95		20
	5/31/16		15.10	0.11		(0.86)	(0.75)	(0.16)	(0.75)	(0.91)	13.44	(4.77)	17,752	0.66		0.35		0.81		41
	5/31/15		14.56	0.13		1.12	1.25	(0.36)	(0.35)	(0.71)	15.10	8.89	21,900	0.59		0.35		0.89		14
	5/31/14		12.99	0.11		2.20	2.31	(0.45)	(0.29)	(0.74)	14.56	18.00	19,483	0.73		0.35		0.77		24
	5/31/13		10.28	0.12		2.76	2.88	(0.16)	(0.01)	(0.17)	12.99	28.19	10,585	1.05		0.35		1.04		29
Retail Class:	5/31/17		13.43	0.13		2.18	2.31	(0.08)	(0.44)	(0.52)	15.22	17.64	35,262	0.72		0.42		0.91		20
	5/31/16		15.08	0.10		(0.85)	(0.75)	(0.15)	(0.75)	(0.90)	13.43	(4.78)	24,905	0.74		0.43		0.76		41
	5/31/15		14.55	0.13		1.10	1.23	(0.35)	(0.35)	(0.70)	15.08	8.79	28,349	0.66		0.42		0.87		14
	5/31/14		12.99	0.10		2.19	2.29	(0.44)	(0.29)	(0.73)	14.55	17.86	21,100	0.82		0.44		0.71		24
	5/31/13		10.27	0.13		2.75	2.88	(0.15)	(0.01)	(0.16)	12.99	28.21	10,109	1.12		0.42		1.09		29

‡	Advisor class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[e]	The Fund’s expenses do not include the expenses of the Underlying Funds.
[j]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

48	2017 Annual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	49

Notes to financial statements

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Funds offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Advisor class was made available for sale by certain Funds on December 4, 2015, pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statements of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

50	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2017, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of equalization credits were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN,

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	51

Notes to financial statements

and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018 while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow

52	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

reconciliation back to the Statements of Assets and Liabilities. As of May 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2017, there were no transfers between levels by the Funds.

As of May 31, 2017, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Premier Class and the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.10% of average daily net assets for the Institutional Class shares; 0.25% of average daily net assets for the Advisor Class shares; 0.25% of average daily net assets for the Premier Class shares; 0.35% of average daily net assets for the Retirement Class shares; and 0.49% of average daily net assets for the Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with the approval of the Board.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	53

Notes to financial statements

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss	)
Lifestyle Income	$—	$177,451	$381
Lifestyle Moderate	—	2,038,943	(10,841)
Lifestyle Aggressive Growth	—	701,020	1,590

The following is the percentage of the Funds’ shares owned by TIAA as of May 31, 2017:

Fund	TIAA
Lifestyle Income	1%
Lifestyle Aggressive Growth	1

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifestyle Income Fund
TIAA-CREF Bond	$9,920,026	$4,453,801	$1,162,315	$79,161	$317,072	$13,129,335
TIAA-CREF Bond Plus	10,453,399	3,888,351	1,692,822	81,657	340,481	12,623,750
TIAA-CREF Emerging Markets Equity	651,474	321,811	420,908	(27,997)	6,636	735,656
TIAA-CREF Enhanced International Equity Index	675,445	560,716	298,682	(29,533)	27,418	1,060,504
TIAA-CREF Enhanced Large-Cap Growth Index	618,099	360,321	210,288	20,588	11,704	879,349
TIAA-CREF Enhanced Large-Cap Value Index	590,074	399,976	202,200	33,131	16,705	825,242
TIAA-CREF Global Natural Resources	158,822	78,549	253,581	(7,838)	1,640	—
TIAA-CREF Growth & Income	1,547,515	641,014	396,822	39,706	22,019	2,043,448
TIAA-CREF High-Yield	533,571	29,482	553,746	25,767	9,286	26,265
TIAA-CREF International Equity	1,167,343	443,484	693,470	7,393	16,737	1,078,572
TIAA-CREF International Opportunities	780,516	250,868	301,919	(2,765)	11,415	857,407
TIAA-CREF International Small-Cap Equity	—	523,860	19,552	153	—	558,984
TIAA-CREF Large-Cap Growth	1,858,203	649,026	497,741	32,312	11,797	2,342,334
TIAA-CREF Large-Cap Value	1,787,638	682,594	482,907	58,491	35,964	2,194,929
TIAA-CREF Mid-Cap Growth	55,774	33,586	89,550	(839)	69	—
TIAA-CREF Mid-Cap Value	60,111	40,357	104,042	6,867	287	—
TIAA-CREF Money Market	2,998	6	3,004	—	6	—
TIAA-CREF Short-Term Bond	20,885,859	7,389,413	2,087,528	(7,502)	421,679	26,232,366
TIAA-CREF Small-Cap Equity	553,865	301,233	260,537	20,757	6,120	695,615
TIAA-CREF Small/Mid-Cap Equity	—	401,884	33,653	117	745	407,981
	$52,300,732	$21,450,332	$9,765,267	$329,626	$1,257,780	$65,691,737

54	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifestyle Conservative Fund
TIAA-CREF Bond	$11,887,322	$6,851,936	$769,743	$128,549	$409,670	$17,861,951
TIAA-CREF Bond Plus	39,718,054	15,884,580	3,310,786	383,362	1,344,944	52,211,438
TIAA-CREF Emerging Markets Equity	2,904,652	1,412,260	1,551,011	(138,841)	32,578	3,645,690
TIAA-CREF Enhanced International Equity Index	3,424,185	2,191,401	942,721	(73,031)	131,910	5,293,136
TIAA-CREF Enhanced Large-Cap Growth Index	3,130,415	1,635,407	564,443	85,881	60,172	4,784,831
TIAA-CREF Enhanced Large-Cap Value Index	2,991,197	1,802,773	496,090	174,397	85,624	4,490,321
TIAA-CREF Global Natural Resources	803,923	184,309	1,071,493	(51,043)	3,991	—
TIAA-CREF Growth & Income	7,843,077	3,143,325	1,177,630	159,030	114,459	11,123,312
TIAA-CREF High-Yield	1,352,656	64,366	1,387,473	55,690	23,682	71,550
TIAA-CREF International Equity	5,901,820	2,096,932	2,985,028	(80,305)	85,886	5,871,129
TIAA-CREF International Opportunities	3,955,743	1,289,634	1,268,075	(32,801)	58,422	4,655,538
TIAA-CREF International Small-Cap Equity	—	2,788,782	39,035	99	—	3,043,343
TIAA-CREF Large-Cap Growth	9,412,141	3,192,513	1,624,733	137,383	60,394	12,745,298
TIAA-CREF Large-Cap Value	9,051,412	3,341,919	1,503,683	239,249	183,928	11,946,196
TIAA-CREF Mid-Cap Growth	484,052	38,926	530,271	(5,174)	352	—
TIAA-CREF Mid-Cap Value	503,696	105,677	633,449	35,244	1,741	—
TIAA-CREF Money Market	4,728	10	4,738	—	10	—
TIAA-CREF Short-Term Bond	26,452,969	10,769,588	1,545,379	(1,598)	550,537	35,739,864
TIAA-CREF Small-Cap Equity	2,805,413	1,034,419	1,062,338	58,267	27,169	3,253,313
TIAA-CREF Small/Mid-Cap Equity	—	2,092,599	77,015	537	3,813	2,220,634
	$132,627,455	$59,921,356	$22,545,134	$1,074,895	$3,179,282	$178,957,544

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	55

Notes to financial statements

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$73,132,064	$35,046,409	$6,369,715	$705,497	$2,559,230	$101,555,794
TIAA-CREF Emerging Markets Equity	5,891,589	2,712,335	2,740,351	(244,719)	68,546	7,683,539
TIAA-CREF Enhanced International Equity Index	7,277,494	4,362,604	1,799,328	(149,882)	283,608	11,146,229
TIAA-CREF Enhanced Large-Cap Growth Index	6,931,329	3,216,111	1,017,768	183,334	131,598	10,398,174
TIAA-CREF Enhanced Large-Cap Value Index	6,635,582	3,677,084	959,428	373,819	188,072	9,771,188
TIAA-CREF Global Natural Resources	1,709,943	216,864	2,129,344	(48,456)	12,020	—
TIAA-CREF Growth & Income	16,660,574	6,741,002	2,057,636	304,993	245,164	24,183,966
TIAA-CREF High-Yield	1,917,945	111,746	1,984,651	79,426	33,372	103,774
TIAA-CREF International Equity	11,993,295	4,208,617	5,274,742	(176,534)	187,684	12,760,957
TIAA-CREF International Opportunities	8,408,076	2,905,667	2,630,581	(65,116)	128,981	10,145,773
TIAA-CREF International Small-Cap Equity	—	6,088,583	101,195	335	—	6,620,380
TIAA-CREF Large-Cap Growth	19,994,019	6,726,333	2,792,245	259,712	132,600	27,738,664
TIAA-CREF Large-Cap Value	19,227,894	7,229,139	2,739,518	534,288	404,162	25,981,101
TIAA-CREF Mid-Cap Growth	1,168,121	73,161	1,261,578	(53,984)	847	—
TIAA-CREF Mid-Cap Value	1,211,104	201,603	1,469,002	68,630	3,550	—
TIAA-CREF Money Market	6,355	13	6,368	—	13	—
TIAA-CREF Small-Cap Equity	5,959,402	1,940,530	2,201,258	51,968	56,692	6,688,745
TIAA-CREF Small/Mid-Cap Equity	—	4,566,623	181,951	(864)	8,349	4,827,807
	$188,124,786	$90,024,424	$37,716,659	$1,822,447	$4,444,488	$259,606,091

56	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifestyle Growth Fund
TIAA-CREF Bond Plus	$14,800,596	$7,935,518	$2,252,767	$130,395	$513,593	$20,448,549
TIAA-CREF Emerging Markets Equity	3,186,366	1,385,473	1,431,697	(129,458)	35,638	4,126,243
TIAA-CREF Enhanced International Equity Index	4,028,111	2,327,811	1,052,095	(87,106)	148,980	6,008,474
TIAA-CREF Enhanced Large-Cap Growth Index	3,925,668	1,711,708	637,582	97,219	69,882	5,692,501
TIAA-CREF Enhanced Large-Cap Value Index	3,760,568	1,923,652	560,404	197,466	99,884	5,353,508
TIAA-CREF Global Natural Resources	949,413	106,216	1,174,484	(45,090)	7,162	—
TIAA-CREF Growth & Income	9,247,040	3,461,731	989,871	173,014	133,558	13,254,552
TIAA-CREF High-Yield	797,582	48,246	827,502	36,367	13,817	42,664
TIAA-CREF International Equity	6,491,415	2,421,439	2,964,519	(86,999)	99,614	6,957,273
TIAA-CREF International Opportunities	4,646,789	1,563,714	1,483,659	(37,106)	68,585	5,519,657
TIAA-CREF International Small-Cap Equity	—	3,305,405	32,338	286	—	3,620,108
TIAA-CREF Large-Cap Growth	11,080,508	3,483,041	1,427,559	129,803	70,440	15,207,374
TIAA-CREF Large-Cap Value	10,686,321	4,068,883	1,742,554	267,110	214,681	14,239,024
TIAA-CREF Mid-Cap Growth	687,752	41,200	741,299	(30,942)	408	—
TIAA-CREF Mid-Cap Value	711,296	118,492	862,152	57,753	1,716	—
TIAA-CREF Money Market	3,310	7	3,317	—	7	—
TIAA-CREF Small-Cap Equity	3,305,735	960,534	1,230,955	32,707	29,326	3,560,184
TIAA-CREF Small/Mid-Cap Equity	—	2,528,799	116,058	(199)	4,455	2,646,960
	$78,308,470	$37,391,869	$19,530,812	$705,220	$1,511,746	$106,677,071

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	57

Notes to financial statements

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$2,286,307	$943,966	$836,296	$(73,433)	$24,518	$3,119,414
TIAA-CREF Enhanced International Equity Index	2,934,254	1,754,254	663,713	(51,920)	103,341	4,558,259
TIAA-CREF Enhanced Large-Cap Growth Index	2,894,640	1,368,725	348,125	73,823	48,852	4,430,293
TIAA-CREF Enhanced Large-Cap Value Index	2,774,873	1,487,527	266,687	149,909	69,907	4,156,607
TIAA-CREF Global Natural Resources	688,359	60,687	837,281	(60,059)	5,552	—
TIAA-CREF Growth & Income	6,739,885	3,139,912	490,479	135,649	98,404	10,540,352
TIAA-CREF International Equity	4,662,323	1,732,170	1,625,806	(1,903)	71,378	5,557,864
TIAA-CREF International Opportunities	3,388,370	1,301,924	895,093	(7,503)	49,173	4,407,596
TIAA-CREF International Small-Cap Equity	—	2,649,460	37,936	170	—	2,884,491
TIAA-CREF Large-Cap Growth	8,083,030	3,212,909	807,943	103,496	50,492	12,093,136
TIAA-CREF Large-Cap Value	7,779,357	3,463,326	777,048	212,839	153,876	11,327,268
TIAA-CREF Mid-Cap Growth	519,145	13,560	542,204	(10,059)	308	—
TIAA-CREF Mid-Cap Value	535,881	54,076	613,464	67,834	1,289	—
TIAA-CREF Money Market	4,054	8	4,062	—	8	—
TIAA-CREF Small-Cap Equity	2,408,504	793,089	785,313	44,091	20,683	2,781,950
TIAA-CREF Small/Mid-Cap Equity	—	1,968,864	32,064	(186)	3,192	2,105,932
	$45,698,982	$23,944,457	$9,563,514	$582,748	$700,973	$67,963,162

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifestyle Income	$63,860,348	$1,886,106	$(54,717)	$1,831,389
Lifestyle Conservative	170,043,346	9,196,543	(282,345)	8,914,198
Lifestyle Moderate	241,018,437	18,831,057	(243,403)	18,587,654
Lifestyle Growth	95,020,134	11,656,937	—	11,656,937
Lifestyle Aggressive Growth	57,551,919	10,411,243	—	10,411,243

58	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended May 31, 2017 were as follows:

Fund	Purchases	Sales
Lifestyle Income	$22,010,615	$10,325,797
Lifestyle Conservative	59,921,356	22,545,134
Lifestyle Moderate	93,102,016	40,777,330
Lifestyle Growth	38,141,369	20,274,501
Lifestyle Aggressive Growth	24,950,406	10,571,005

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2017 and May 31, 2016 was as follows:

		5/31/2017
Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,241,456	$388,117	$1,629,573
Lifestyle Conservative	3,137,719	1,931,506	5,069,225
Lifestyle Moderate	4,472,397	3,834,252	8,306,649
Lifestyle Growth	890,784	2,176,278	3,067,062
Lifestyle Aggressive Growth	310,103	1,587,243	1,897,346

		5/31/2016
Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$1,079,791	$479,259	$1,559,050
Lifestyle Conservative	2,554,552	1,806,589	4,361,141
Lifestyle Moderate	3,428,943	3,371,030	6,799,973
Lifestyle Growth	1,242,115	2,203,087	3,445,202
Lifestyle Aggressive Growth	493,808	2,228,223	2,722,031

As of May 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Total
Lifestyle Income	$165,142	$153,926	$1,831,390		$2,150,458
Lifestyle Conservative	392,533	633,748	8,914,199		9,940,480
Lifestyle Moderate	469,158	1,212,315	18,587,656		20,269,129
Lifestyle Growth	589,202	538,392	11,656,936		12,784,530
Lifestyle Aggressive Growth	151,218	582,628	10,411,244		11,145,090

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short-term gain as ordinary income for tax purposes.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	59

Notes to financial statements	concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

60	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Report of independent registered public accounting firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifestyle Income Fund, Lifestyle Conservative Fund, Lifestyle Moderate Fund, Lifestyle Growth Fund, and Lifestyle Aggressive Growth Fund (five of the portfolios constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of May 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

July 14, 2017

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	61

Trustees and officers (unaudited)

TIAA-CREF Funds ■ May 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director, Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

62	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings, Inc. (since 2016); Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, Inc.; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, North Shore Land Alliance, Inc. and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, MIT (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	63

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  May 31, 2017

Trustees – concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute; the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

64	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	65

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  May 31, 2017

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director, Senior General Counsel and Corporate Secretary	One-year term. Senior Managing Director,since 2013, Senior General Counsel since 2017, and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

66	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the Lifestyle Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	67

Approval of investment management agreement (unaudited)

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading, and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related

68	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow-up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Funds. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	69

Approval of investment management agreement (unaudited)

for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage the other series of the Trust, various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell shares of underlying funds for the Funds’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s

70	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the three-year performance of each Fund (as applicable) before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk Advisors assumes. The Board acknowledged certain contractual fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to most of the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board considered that Advisors had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2016, and that Advisors expected this trend to continue. The Board also considered that Advisors may have indirect earnings or losses with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. Another limitation noted by the Board was Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of peer mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	71

Approval of investment management agreement (unaudited)

the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because Advisors operated each Fund at a loss, there is little opportunity at this time to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other Advisors clients

The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, the TIAA-CREF Lifecycle Index Funds, which also have an annual management fee rate of 0.10% that is partially or entirely waived for these Funds, the TIAA-CREF Lifecycle Funds, with an annual management fee rate of 0.10% that is entirely waived by Advisors, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, funds of funds and 529 education savings plans.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the

72	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

continued

Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Retail Class shares of each Fund. Because the Retail Class generally has higher non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016. Statements below regarding “net loss” refer to Advisors incurring a loss for the services that it rendered to a Fund during 2016 under the Agreement.

Lifestyle Aggressive Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Fund was in the 4th, 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 3rd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	73

Approval of investment management agreement (unaudited)

Lifestyle Growth Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both its actual management fee rate and the contractual management fee rate, the Fund ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 1st, 2nd and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 3rd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifestyle Moderate Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

74	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

concluded

Lifestyle Conservative Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 1st and 1st quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Lifestyle Income Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of its Expense Group. With respect to both its actual management fee rate and contractual management fee rate, the Fund ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Universe.
•	The Fund was in the 3rd, 3rd and 5th quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 5th, 3rd and 4th quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	75

Important tax information (unaudited)

For the year ended May 31, 2017, the Lifestyle Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long term capital gains
Lifestyle Income	$388,117
Lifestyle Conservative	1,931,506
Lifestyle Moderate	3,894,464
Lifestyle Growth	2,176,278
Lifestyle Aggressive Growth	1,587,243

For the year ended May 31, 2017, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

Fund	Percentage
Lifestyle Income	12.40%
Lifestyle Conservative	24.55%
Lifestyle Moderate	37.20%
Lifestyle Growth	66.35%
Lifestyle Aggressive Growth	100.00%

For the year ended May 31, 2017, the Lifestyle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Lifestyle Income	7.91%
Lifestyle Conservative	15.76%
Lifestyle Moderate	23.92%
Lifestyle Growth	42.72%
Lifestyle Aggressive Growth	89.60%

For the year ended May 31, 2017, the Lifestyle Funds received the following amounts of income from their respective underlying funds that was from foreign sources:

Fund	Foreign source income	Foreign source income per share
Lifestyle Income	$46,920	$0.00864
Lifestyle Conservative	233,065	0.01821
Lifestyle Moderate	504,442	0.02937
Lifestyle Growth	266,025	0.04097
Lifestyle Aggressive Growth	187,026	0.05214

76	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

For the year ended May 31, 2017, the Lifestyle Funds have elected to pass through the following amounts of foreign taxes paid by their respective underlying funds:

Fund	Foreign taxes paid	Foreign taxes paid per share
Lifestyle Income	$5,716	$0.00105
Lifestyle Conservative	28,362	0.00222
Lifestyle Moderate	61,080	0.00356
Lifestyle Growth	32,128	0.00495
Lifestyle Aggressive Growth	22,460	0.00626

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	77

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

78	2017 Annual Report ■ TIAA-CREF Lifestyle Funds

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of the fund, owners of the fund, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifestyle Funds ■ 2017 Annual Report	79

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Annual Report

May 31, 2017

TIAA-CREF Managed Allocation Fund

of the TIAA-CREF Funds

The annual report contains the audited financial statements.

BUILT TO PERFORM.

CREATED TO SERVE.

Understanding your fund report

This annual report contains information about the Managed Allocation Fund and describes the fund’s results for the twelve months ended May 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds and TIAA Investments.
•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and broad market indexes.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of May 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	3

Letter to investors

Global stock markets delivered double-digit returns during the twelve-month period, as signs of economic growth in the United States and other parts of the world, notably in Europe, stimulated a robust environment for equity investments. By comparison, U.S. fixed-income securities produced only low single-digit returns as their prices were dampened by rising interest rates. These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying TIAA-CREF Funds.

•	The fund’s Institutional Class returned 12.4%, outpacing the 11.2% return of its composite benchmark.
•	Relative results were attributable to the robust performance of certain underlying investments in both the equity and fixed-income asset classes.
•	These positive results continued to support the solid gains enjoyed by the TIAA-CREF Managed Allocation Fund over longer periods of time.

Stock markets rise amid signs of economic growth

For the twelve-month period, the broad U.S. stock market, as represented by the Russell 3000® Index, gained 17.7%. The U.S. economy delivered solid growth during the period, with inflation remaining stable and labor markets strengthening. Given this underlying economic strength, the Federal Reserve raised its federal funds target rate twice during the period, first in December 2016 and again in March 2017. The U.S. presidential election was a catalyst for stock prices as investors anticipated new government policies that might further stimulate the economy.

Signs of growing economic strength in other parts of the world, particularly in Europe, helped global stock prices to advance. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries, advanced 18.0%. Meanwhile, stocks in emerging markets produced substantial gains, helped by the continued stabilization of oil and commodity prices.

Returns for U.S. investment-grade bonds were more muted, as investors faced the prospect of rising interest rates. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.6% for the period.

4	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Brad Finkle

Keep calm and carry on

No one can predict the future with absolute certainty. Instead, as Indian statesman Mohandas Gandhi once said, “The future depends on what you do today.” Saving for one’s future financial goals can be a daunting process, even when the underpinnings of the financial markets seem stable, for circumstances can—and do—change.

The TIAA-CREF Managed Allocation Fund invests in a wide range of underlying TIAA-CREF Funds that are invested across a diverse mix of domestic and foreign equities and fixed-income instruments. The fund’s overall investment approach, which combines dynamic diversification strategies with disciplined professional management, seeks to help investors to “keep calm and carry on”—to use a famous British expression—as they pursue their future financial goals.

If you have any questions about your investments, please consult with your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds and TIAA Investments

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 14 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the fund.

6	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI ACWI ex USA Investable Market Index (IMI)* (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries. The index is a free-float adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 45 developed- and emerging-markets countries, excluding the United States.
•	The Bloomberg Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

*	On February 1, 2017, the international equity component of the Fund’s composite benchmark was changed from the MSCI ACWI (All World Country Index) ex USA Index to the MSCI ACWI ex USA Investable Market Index (IMI).

Russell 3000 is a trademark and service mark of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 9 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2016–May 31, 2017).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. The fund has a contractual fee reimbursement. Had it not been effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended May 31, 2017

	Beginning	Ending			Effective
	account	account	Expenses paid		expenses paid
	value	value	during period	*	during period	†
Managed Allocation Fund	(12/1/16)	(5/31/17)	(12/1/16–5/31/17)		(12/1/16–5/31/17)
Institutional Class
Actual return	$1,000.00	$1,089.82	$0.00		$2.03
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.97
Retirement Class
Actual return	1,000.00	1,089.51	1.30		3.33
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23
Retail Class
Actual return	1,000.00	1,088.23	1.30		3.33
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.23

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.39% for the Institutional Class, 0.64% for the Retirement Class and 0.64% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	9

Managed Allocation Fund

Performance for the twelve months ended May 31, 2017

The Managed Allocation Fund returned 12.39% for the Institutional Class, compared with the 11.20% return of its benchmark, the Managed Allocation Fund Composite Index. The table on page 12 shows returns for all share classes of the fund.

Stock markets rise amid signs of economic growth

The U.S. economy delivered stronger growth early in the reporting period, expanding by 3.5% in the third quarter of 2016. The pace of growth slowed later in the period, but unemployment declined to 4.3% in May—the lowest level in more than a decade. Inflation remained stable with annual core inflation, which includes all items except food and energy, rising 1.7% for the twelve months ended May 31, 2017. Oil prices began the period at $49 and ended May at just slightly below this level.

Evidence of stronger labor markets and stable inflation led the Federal Reserve to raise the federal funds target rate in December 2016 and again in March 2017, ending the twelve-month period at 0.75%–1.00%. U.S. elections were a catalyst for stock prices as investors anticipated new government policies to further stimulate the economy. Signs of growing economic strength in other parts of the world, particularly Europe, helped advance global stock prices.

For the twelve-month period, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 17.69%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 23 emerging-markets countries, advanced 17.97% in U.S.-dollar terms. Stocks in emerging markets produced substantial gains, helped by continued stabilization of oil and commodity prices.

U.S. investment-grade bond investors faced the prospect of rising interest rates as the Fed began to slowly reverse its monetary policy. The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 1.58% for the period.

10	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Most equity funds produce double-digit gains

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying TIAA-CREF Funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the twelve months, the U.S. and international stock sectors contributed most to the fund’s absolute return—that is, without regard to the performance of its composite benchmark. Nearly all of the underlying equity funds recorded double-digit gains, reflecting strong stock markets around the world. Within U.S. equity, the Small-Cap Equity Fund produced the best results. Internationally, the Emerging Markets Equity Fund was up the most. (All fund returns are for the Institutional Class.)

Fixed income drives the fund’s outperformance

For the period, the fund outperformed its composite benchmark by more than one percentage point mainly due to the relative strength of its underlying investment in fixed income. The largest contributor to relative performance was the Bond Plus Fund, which outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, by more than two percentage points.

In the international equity sector, the Emerging Markets Equity Fund and the International Equity Fund made the biggest contributions to relative performance, respectively. The International Opportunities Fund and the Global Natural Resources Fund detracted most from relative performance.

Among U.S. stock investments, the Large-Cap Value Fund, the Small-Cap Equity Fund and the Growth & Income Fund contributed most to the fund’s relative performance, respectively. The Large-Cap Growth Fund and the Enhanced Large-Cap Value Index Fund were the weakest relative performers. (Performance of the Managed Allocation Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	11

Managed Allocation Fund

Performance as of May 31, 2017

Managed Allocation Fund			Total	Average annual		Annual operating
			return	total return		expenses*#
		Inception
	Ticker	date	1 year	5 years	10 years	gross	net
Institutional Class	TIMIX	3/31/06	12.39%	9.50%	5.16%	0.43%	0.40%
Retirement Class	TITRX	3/31/06	12.13	9.24	4.89	0.68	0.65
Retail Class	TIMRX	3/31/06	12.07	9.22	4.96	0.73	0.65
Managed Allocation Fund Composite Index†		—	11.20	8.92	5.24	—	—
Broad market indexes
Russell 3000® Index		—	17.69	15.26	6.96	—	—
Bloomberg Barclays U.S. Aggregate Bond Index		—	1.58	2.24	4.46	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least September 30, 2017, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
#	These expenses include underlying fund expenses.
†	On May 31, 2017, the Managed Allocation Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Bloomberg Barclays U.S. Aggregate Bond Index; and 18.0% MSCI ACWI ex USA IMI Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

12	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Managed Allocation Fund

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the values of the fund’s composite benchmark and broad market indexes during the same period. The performance of the other share classes varies due to differences in expense charges.

Asset allocation
% of net assets
as of 5/31/2017
Equity
U.S. equity	42.2%
International equity	18.6
Fixed income	39.1
Other assets & liabilities, net	0.1
Total	100.0

Target Allocation

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	13

Portfolio of investments

Managed Allocation Fund  ■  May 31, 2017

				% of net
Shares	Security		Value	assets
AFFILIATED INVESTMENT COMPANIES—99.9% (a)
FIXED INCOME—39.1%
30,400,700	TIAA-CREF Bond Plus Fund		$318,599,334	39.1%
32,902	TIAA-CREF High-Yield Fund		325,400	0.0
	TOTAL FIXED INCOME		318,924,734	39.1
INTERNATIONAL EQUITY—18.6%
2,151,092	TIAA-CREF Emerging Markets Equity Fund		24,049,207	2.9
5,370,471	TIAA-CREF Enhanced International Equity Index Fund		41,674,853	5.1
2,746,762	TIAA-CREF International Equity Fund		33,318,218	4.1
2,716,214	TIAA-CREF International Opportunities Fund		31,834,028	3.9
1,793,776	TIAA-CREF International Small-Cap Equity Fund		20,789,867	2.6
	TOTAL INTERNATIONAL EQUITY		151,666,173	18.6
U.S. EQUITY—42.2%
4,524,086	TIAA-CREF Enhanced Large-Cap Growth Index Fund		57,048,722	7.0
5,414,927	TIAA-CREF Enhanced Large-Cap Value Index Fund		53,607,777	6.6
5,337,366	TIAA-CREF Growth & Income Fund		71,147,087	8.7
3,598,070	TIAA-CREF Large-Cap Growth Fund		65,340,959	8.0
3,304,112	TIAA-CREF Large-Cap Value Fund		61,159,116	7.5
1,145,633	TIAA-CREF Small-Cap Equity Fund		21,400,419	2.6
1,278,585	TIAA-CREF Small/Mid-Cap Equity Fund		14,205,081	1.8
	TOTAL U.S. EQUITY		343,909,161	42.2
	TOTAL AFFILIATED INVESTMENT COMPANIES	(Cost $690,408,758)	814,500,068	99.9

	TOTAL PORTFOLIO	(Cost $690,408,758)	814,500,068	99.9
	OTHER ASSETS & LIABILITIES, NET		540,934	0.1
	NET ASSETS		$815,041,002	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

14	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities

Managed Allocation Fund  ■  May 31, 2017

ASSETS
Affiliated investments, at value‡	$814,500,068
Cash	917,034
Receivable from securities transactions	889,199
Receivable from Fund shares sold	72,765
Dividends and interest receivable	767,230
Due from affiliates	8,953
Other	60,984
Total assets	817,216,233

LIABILITIES
Service agreement fees payable	2,632
Distribution fees payable	155,854
Due to affiliates	8,532
Payable for securities transactions	1,730,484
Payable for Fund shares redeemed	125,520
Payable for trustee compensation	68,682
Accrued expenses and other payables	83,527
Total liabilities	2,175,231
NET ASSETS	$815,041,002

NET ASSETS CONSIST OF:
Paid-in-capital	$688,020,077
Undistributed net investment income (loss)	1,183,520
Accumulated net realized gain (loss) on total investments	1,746,095
Net unrealized appreciation (depreciation) on total investments	124,091,310
NET ASSETS	$815,041,002

INSTITUTIONAL CLASS:
Net assets	$13,287,617
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,078,237
Net asset value per share	$12.32

RETIREMENT CLASS:
Net assets	$64,067,904
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,205,769
Net asset value per share	$12.31

RETAIL CLASS:
Net assets	$737,685,481
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,720,330
Net asset value per share	$12.35
‡ Affiliated investments, cost	$690,408,758

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	15

Statement of operations

Managed Allocation Fund  ■  For the year ended May 31, 2017

INVESTMENT INCOME
Dividends from affiliated investments	$15,918,197
Total income	15,918,197

EXPENSES
Shareholder servicing — Institutional Class	400
Shareholder servicing — Retirement Class	140,613
Shareholder servicing — Retail Class	274,572
Distribution fees — Retail Class	1,762,782
Administrative service fees	23,461
Trustee fees and expenses	7,836
Other expenses	187,680
Total expenses	2,397,344
Less: Expenses reimbursed by the investment adviser	(493,810)
Net expenses	1,903,534
Net investment income (loss)	14,014,663

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	302,407
Realized gain distributions from affiliated investments	10,550,136
Net realized gain (loss) from investments	10,852,543
Net change in unrealized appreciation (depreciation) from affiliated investments	64,355,334
Net realized and unrealized gain (loss) from investments	75,207,877
Net increase (decrease) in net assets from operations	$89,222,540

16	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

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TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	17

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		May 31, 2017	May 31, 2016

OPERATIONS
Net investment income (loss)		$14,014,663	$13,762,321
Net realized gain (loss) from investments		10,852,543	20,849,573
Net change in unrealized appreciation (depreciation) from affiliated investments		64,355,334	(47,434,495)
Net increase (decrease) in net assets from operations		89,222,540	(12,822,601)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(318,350)	(344,467)
	Retirement Class	(1,268,160)	(1,091,795)
	Retail Class	(15,521,237)	(15,288,468)
From realized gains:	Institutional Class	(302,319)	(503,575)
	Retirement Class	(1,399,256)	(1,735,791)
	Retail Class	(16,796,151)	(24,217,596)
Total distributions		(35,605,473)	(43,181,692)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	5,089,245	2,367,816
	Retirement Class	16,868,351	13,372,554
	Retail Class	39,169,032	43,480,459
Reinvestments of distributions:	Institutional Class	592,344	788,736
	Retirement Class	2,667,416	2,827,586
	Retail Class	31,112,277	37,967,658
Redemptions:	Institutional Class	(5,958,474)	(3,720,256)
	Retirement Class	(9,553,278)	(11,560,175)
	Retail Class	(68,545,250)	(63,120,087)
Net increase (decrease) from shareholder transactions		11,441,663	22,404,291
Net increase (decrease) in net assets		65,058,730	(33,600,002)

NET ASSETS
Beginning of period		749,982,272	783,582,274
End of period		$815,041,002	$749,982,272
Undistributed net investment income (loss) included in net assets		$1,183,520	$1,350,123

18	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets	concluded

Managed Allocation Fund  ■  For the period or year ended

		May 31, 2017	May 31, 2016

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	437,075	201,339
	Retirement Class	1,422,766	1,145,954
	Retail Class	3,310,312	3,716,772
Shares reinvested:	Institutional Class	51,376	70,154
	Retirement Class	231,692	252,041
	Retail Class	2,693,294	3,371,852
Shares redeemed:	Institutional Class	(505,842)	(332,164)
	Retirement Class	(807,855)	(995,136)
	Retail Class	(5,789,814)	(5,426,623)
Net increase (decrease) from shareholder transactions		1,043,004	2,004,189

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	19

Financial highlights

Managed Allocation Fund

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
	For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
	period or year ended	value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments [j]	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period or year (in thousands)	Gross expenses	[e]	Net expenses	[e]	investment income (loss)	Portfolio turnover rate
Institutional Class:	5/31/17	$11.52	$0.24		$ 1.14	$ 1.38	$(0.29)	$(0.29)	$(0.58)	$12.32	12.39%	$ 13,288	0.03%		0.00%		2.02%	21%
	5/31/16	12.42	0.25		(0.44)	(0.19)	(0.29)	(0.42)	(0.71)	11.52	(1.28)	12,625	0.03		0.00		2.12	17
	5/31/15	12.32	0.23		0.57	0.80	(0.38)	(0.32)	(0.70)	12.42	6.79	14,366	0.03		0.00		1.88	14
	5/31/14	11.43	0.22		1.16	1.38	(0.38)	(0.11)	(0.49)	12.32	12.29	12,453	0.04		0.00		1.86	15
	5/31/13	9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461	0.04		0.00		2.09	17
Retirement Class:	5/31/17	11.51	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.31	12.13	64,068	0.28		0.25		1.82	21
	5/31/16	12.41	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.51	(1.53)	50,168	0.28		0.25		1.84	17
	5/31/15	12.31	0.21		0.56	0.77	(0.35)	(0.32)	(0.67)	12.41	6.53	49,096	0.28		0.25		1.67	14
	5/31/14	11.42	0.19		1.16	1.35	(0.35)	(0.11)	(0.46)	12.31	12.02	41,320	0.29		0.25		1.60	15
	5/31/13	9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195	0.29		0.25		1.84	17
Retail Class:	5/31/17	11.55	0.21		1.14	1.35	(0.26)	(0.29)	(0.55)	12.35	12.07	737,685	0.32		0.25		1.80	21
	5/31/16	12.45	0.21		(0.43)	(0.22)	(0.26)	(0.42)	(0.68)	11.55	(1.53)	687,189	0.33		0.25		1.84	17
	5/31/15	12.35	0.20		0.57	0.77	(0.35)	(0.32)	(0.67)	12.45	6.51	720,120	0.32		0.25		1.64	14
	5/31/14	11.45	0.19		1.17	1.36	(0.35)	(0.11)	(0.46)	12.35	12.08	683,724	0.35		0.25		1.59	15
	5/31/13	9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883	0.36		0.25		1.92	17
a	Based on average shares outstanding.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
j	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

20	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	21

Notes to financial statements

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Fund. Effective October 1, 2016, the name of Teachers Advisors, Inc. was changed to Teachers Advisors, LLC. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from investments are recorded on the ex-dividend date. Dividends from investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from investments on the Statement of Operations. Realized gains and losses on sales from investments in investment companies are based upon the specific identification method.

22	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended May 31, 2017, permanent book and tax differences resulting primarily from the reclassification of short-term capital gain distributions received from underlying funds from realized gain (loss) to ordinary income and the utilization of equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	23

Notes to financial statements

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018 while the amended disclosures must be adopted by August 1, 2017. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Fund’s various filings. The amended S-X disclosures required under this rule will not have an impact on net assets or results of operations but may result in changes to financial statement disclosures.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding fund’s liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule is September 5, 2017. This rule is not expected to materially impact the Fund’s financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of May 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended May 31, 2017, there were no transfers between levels by the Fund.

As of May 31, 2017, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund does not pay Advisors a fee for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2017, unless changed with approval of the Board.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	25

Notes to financial statements

transactions are effected at market rates without incurring broker commissions. For the year ended May 31, 2017, these transactions did not materially impact the Fund.

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at May 31, 2017
TIAA-CREF Managed Allocation Fund
TIAA-CREF Bond Plus	$291,256,378	$55,983,929	$27,813,017	$2,525,413	$8,985,795	$318,599,334
TIAA-CREF Emerging Markets Equity	23,411,230	4,835,314	10,671,847	(1,243,718)	238,189	24,049,207
TIAA-CREF Enhanced International Equity Index	36,191,845	9,667,365	9,276,916	(1,487,181)	1,181,714	41,674,853
TIAA-CREF Enhanced Large-Cap Growth Index	57,347,449	6,534,107	14,778,777	2,121,013	813,979	57,048,722
TIAA-CREF Enhanced Large-Cap Value Index	55,111,340	9,088,972	13,746,002	3,055,626	1,161,069	53,607,777
TIAA-CREF Global Natural Resources	6,790,143	421,007	7,979,985	(902,469)	41,765	—
TIAA-CREF Growth & Income	49,946,845	18,831,659	6,393,228	1,369,416	740,456	71,147,087
TIAA-CREF High-Yield	7,610,530	112,014	7,625,191	271,167	127,389	325,400
TIAA-CREF International Equity	40,602,962	5,802,302	18,029,381	(171,493)	544,777	33,318,218
TIAA-CREF International Opportunities	33,487,934	4,094,427	10,601,050	(135,964)	443,666	31,834,028
TIAA-CREF International Small-Cap Equity	—	18,879,075	149,449	1,206	—	20,789,867
TIAA-CREF Large-Cap Growth	59,921,729	5,053,104	9,116,659	1,043,948	344,996	65,340,959
TIAA-CREF Large-Cap Value	57,683,678	6,002,877	8,715,558	2,211,456	1,052,900	61,159,116
TIAA-CREF Mid-Cap Growth	3,204,051	96,651	3,346,244	269,959	2,471	—
TIAA-CREF Mid-Cap Value	3,340,547	293,683	3,790,235	829,015	11,183	—
TIAA-CREF Money Market	73,562	—	73,562	—	173	—
TIAA-CREF Small-Cap Equity	23,726,932	3,880,894	10,113,178	1,085,606	201,128	21,400,419
TIAA-CREF Small/Mid-Cap Equity	—	13,334,725	556,654	9,543	26,547	14,205,081
	$749,707,155	$162,912,105	$162,776,933	$10,852,543	$15,918,197	$814,500,068

Note 4—investments

Net unrealized appreciation (depreciation): At May 31, 2017, the cost of portfolio investments for federal income tax purposes was $696,291,061. Net unrealized appreciation of portfolio investments for federal income tax purposes was $118,209,007, consisting of gross unrealized appreciation of $118,209,007 and gross unrealized depreciation of $0.

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended May 31, 2017 were $162,912,105 and $162,776,933, respectively.

26	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended May 31, 2017 and May 31, 2016 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2017	$17,107,747	$18,497,726	$35,605,473
5/31/2016	$16,724,730	$26,456,962	$43,181,692

As of May 31, 2017, the components of accumulated earnings on a tax basis consisted of $1,387,392 of undistributed ordinary income, $7,472,547 of undistributed long-term capital gains, and $118,209,010 of unrealized appreciation.

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, and the treatment of short term gain as ordinary income for tax purposes.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended May 31, 2017, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	27

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of the TIAA-CREF Managed Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the TIAA-CREF Managed Allocation Fund (the “Fund”) as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of May 31, 2017 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
July 14, 2017

28	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Trustees and officers (unaudited)

TIAA-CREF Funds ■ May 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director, Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Board and Trustee	Indefinite term. Trustee since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	29

Trustees and officers (unaudited)	continued

TIAA-CREF Funds ■ May 31, 2017

Trustees— concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Incorporated; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings, Inc. (since 2016); Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, Inc.; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, North Shore Land Alliance, Inc. and Prep for Prep.

30	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, MIT (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute; the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	31

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■ May 31, 2017

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

32	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director, Senior General Counsel and Corporate Secretary	One-year term. Senior Managing Director since 2013, Senior General Counsel since 2017, and Corporate Secretary since 2012.	Senior Managing Director, Senior General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	33

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each of its series. Under the Agreement, Advisors is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Managed Allocation Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. None of the Trustees are interested persons of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Overview of the renewal process

The Board held meetings on March 9, 2017 and March 23, 2017, at which it considered the annual renewal of the Agreement using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with Advisors to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2016 renewal process. During a series of meetings held prior to the March 9 and March 23, 2017 Board meetings, the Operations Committee reviewed such guidance and follow-up requests in consultation with Advisors representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to Advisors and the Trust, and then evaluated the information produced in accordance with the guidance and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of

34	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data for the Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge independent of any input from Advisors, and, in the case of the investment performance data, against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board reviewed, the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of the Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe identified by Broadridge (and not Advisors or the Board).

Among other matters, the Board also requested and reviewed various information provided by Advisors to facilitate the Trustees’ evaluation of the reasonableness of profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

In advance of the Board meetings held on March 9 and March 23, 2017, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s fee rate under the Agreement to the fee rates of other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fallout” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to Advisors’ direct fee payments pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	35

Approval of investment management agreement (unaudited)

by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. The Trustees were given the opportunity to ask questions and request additional information, and they reviewed responses from Advisors to follow up questions presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by Advisors with other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement, the Board took into account the information described above and other information provided to the Board in connection with this process. Additionally, the Board took into account relevant information, including performance data, provided to the Board and its Committees throughout the year as part of the Board’s ongoing duties to oversee and evaluate Advisors’ services to the Fund. In addition to general session meetings that included Advisors personnel, the Trustees met in private sessions, at which no Advisors representatives were present, to discuss the proposed renewal of the Agreement. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determination on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight

36	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 23, 2017, the Board voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage the other series of the Trust, various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Life Funds (the “Life Funds”) and TIAA Separate Account VA-1, as well as sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “underlying funds”), including conducting research, recommending investments and placing orders to buy and sell underlying funds for the Fund’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Fund to the Board on a regular basis; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of nonportfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors for its portfolio management and other functions, including the impact of recent and anticipated operational changes on such resources, so as to assess whether sufficient resources are being devoted to these functions.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	37

Approval of investment management agreement (unaudited)

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. The Board also reviewed the three-year performance of the Fund before any reductions for fees or expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on the Fund’s performance as compared to the performance of its benchmark index. For more details regarding the Fund’s performance, see the synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors for the calendar year 2016. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had incurred losses with respect to the Fund under the Agreement for the one-year period ended December 31, 2016, which was because Advisors did not charge the Fund any fees under the Agreement. The Board acknowledged certain contractual fee rate reductions, temporary fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to most of the underlying funds in which the Funds invest that, in turn, reduce the Funds’ expenses. The Board also considered that Advisors may have indirect earnings or losses with respect to the Funds’ investment in underlying funds also managed by Advisors.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board acknowledged that Advisors did not charge a management fee to the Fund.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because Advisors operated the Fund at a loss and did not charge the Fund a management fee, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s fee schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

38	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

continued

Fee comparison with other Advisors clients

The Board considered that Advisors provides investment management services to other investment companies, foreign funds (“UCITS”) and separately managed accounts. However, the Board acknowledged that Advisors did not charge a management fee to the Fund.

Other benefits

The Board also considered additional benefits to Advisors and its affiliates arising from the Agreement. For example, Advisors and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both Advisors and certain funds managed by Advisors or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel.

Synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2016. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2016. The statement below regarding “net loss” refers to Advisors incurring a loss for the services that it rendered to a Fund during 2016 under the Agreement.

•	The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
•	The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or Expense Universe with respect to its actual management fee rate and contractual management fee rate.

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	39

Approval of investment management agreement (unaudited)	concluded

•	The Fund was in the 3rd, 1st, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five-and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors incurred a net loss with respect to its services to the Fund for the one-year period without taking into account any profits Advisors might have earned with respect to the underlying funds that are also managed by Advisors in which this Fund invests.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

Important tax information (unaudited)

For the year ended May 31, 2017, the Fund designates $18,798,260 (or the maximum amount allowable) as being from net long-term capital gains.

For the year ended May 31, 2017, the Fund designates 36.78% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividends.

For the year ended May 31, 2017, the Fund designates 23.97% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

During the year ended May 31, 2017, the Managed Allocation Fund received income of $1,803,956 ($0.02807 per share) from underlying funds that was from foreign sources, and has elected to pass through foreign taxes paid by underlying funds of $217,130 ($0.00338 per share).

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017 which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

40	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in

TIAA-CREF Managed Allocation Fund ■ 2017 Annual Report	41

Additional information about index providers (unaudited)	concluded

the determination or calculation of the equation by or the consideration into which this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

42	2017 Annual Report ■ TIAA-CREF Managed Allocation Fund

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended May 31, 2017 and May 31, 2016, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $378,950 and $365,765, respectively.

4(b) Audit Related Fees.

For the fiscal years ended May 31, 2017 and May 31, 2016, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2017 and May 31, 2016, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended May 31, 2017 and May 31, 2016, PwC’s aggregate fees for tax services billed to the Registrant were $344,400 and $336,000, respectively.

For the fiscal years ended May 31, 2017 and May 31, 2016, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0.

4(d) All Other Fees.

For the fiscal years ended May 31, 2017 and May 31, 2016, PwC’s aggregate fees for all other services billed to the Registrant were $12,500 and $12,500, respectively.

For the fiscal years ended May 31, 2017 and May 31, 2016, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2017 and May 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2017 and May 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2017 and May 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2017 and May 31, 2016 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2017 and May 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2017 and May 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2017 and May 31, 2016, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $228,116 and $332,960, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: July 14, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 14, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: July 14, 2017	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer